UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Nasdaq Composite
Index® Fund

August 31, 2014

1.805766.110

EIF-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.3%
China Automotive Systems, Inc.	4,892	$ 45,202
China XD Plastics Co. Ltd. (a)(d)	6,585	45,502
Dorman Products, Inc. (a)(d)	5,465	244,996
Federal-Mogul Corp. Class A (a)	21,023	358,863
Fox Factory Holding Corp.	6,682	101,700
Fuel Systems Solutions, Inc. (a)	2,518	25,507
Gentex Corp.	20,633	609,705
Gentherm, Inc. (a)	4,555	222,512
Jason Industries, Inc. (a)	5,451	57,508
Motorcar Parts of America, Inc. (a)	2,168	65,734
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	2,441	11,570
Remy International, Inc.	4,429	97,881
Shiloh Industries, Inc. (a)	2,425	40,522
SORL Auto Parts, Inc. (a)	1,464	5,856
Spartan Motors, Inc.	2,787	14,548
Strattec Security Corp.	415	33,300
Sypris Solutions, Inc.	1,434	6,267
The Goodyear Tire & Rubber Co.	38,959	1,011,765
		2,998,938
Automobiles - 0.5%
Kandi Technolgies, Inc. (a)(d)	5,375	95,998
Tesla Motors, Inc. (a)(d)	17,230	4,646,931
		4,742,929
Distributors - 0.2%
Core-Mark Holding Co., Inc.	3,186	153,438
LKQ Corp. (a)	41,466	1,177,634
Pool Corp.	6,237	353,388
VOXX International Corp. (a)	3,232	31,997
Weyco Group, Inc.	1,086	29,289
		1,745,746
Diversified Consumer Services - 0.2%
2U, Inc. (d)	5,602	105,878
American Public Education, Inc. (a)(d)	2,623	79,634
Apollo Education Group, Inc. Class A (non-vtg.) (a)	14,783	410,524
Ascent Capital Group, Inc. (a)	1,855	115,771
ATA, Inc. ADR	2,232	10,356
Cambium Learning Group, Inc. (a)	3,505	5,783
Capella Education Co.	1,762	114,724
Career Education Corp. (a)	8,921	48,976
Collectors Universe, Inc.	1,211	24,402
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Corinthian Colleges, Inc. (a)(d)	7,598	$ 1,268
Education Management Corp. (a)(d)	14,662	18,914
Grand Canyon Education, Inc. (a)	6,103	263,894
Houghton Mifflin Harcourt Co.	19,033	365,434
Learning Tree International, Inc. (a)	1,097	2,567
Liberty Tax, Inc. (a)	2,338	79,235
Lincoln Educational Services Corp.	1,850	4,755
Matthews International Corp. Class A	4,983	229,965
National American University Holdings, Inc.	1,829	5,743
Steiner Leisure Ltd. (a)	1,864	79,257
Strayer Education, Inc. (a)	1,514	91,930
Tarena International, Inc. ADR	2,900	41,267
		2,100,277
Hotels, Restaurants & Leisure - 2.5%
Ambassadors Group, Inc. (a)	1,175	4,771
BJ's Restaurants, Inc. (a)	3,768	140,433
Bloomin' Brands, Inc. (a)	16,635	276,806
Bob Evans Farms, Inc.	3,277	142,287
Bravo Brio Restaurant Group, Inc. (a)	2,791	40,302
Buffalo Wild Wings, Inc. (a)(d)	2,556	377,649
Caesars Acquisition Co. (a)(d)	18,664	203,438
Caesars Entertainment Corp. (a)(d)	19,702	264,795
Carrols Restaurant Group, Inc. (a)	6,966	50,782
Century Casinos, Inc. (a)	2,256	11,686
China Lodging Group Ltd. ADR (a)	4,282	111,375
Churchill Downs, Inc.	2,454	231,093
Chuy's Holdings, Inc. (a)(d)	2,585	67,986
Cracker Barrel Old Country Store, Inc.	3,390	340,390
Del Frisco's Restaurant Group, Inc. (a)	2,911	64,420
Denny's Corp. (a)	13,611	92,963
Diversified Restaurant Holdings, Inc. (a)	2,434	11,659
Dunkin' Brands Group, Inc.	14,680	639,167
Einstein Noah Restaurant Group, Inc.	3,141	44,696
El Pollo Loco Holdings, Inc. (a)(d)	4,843	156,477
Empire Resorts, Inc. (a)(d)	4,655	20,761
Famous Dave's of America, Inc. (a)(d)	1,074	29,116
Fiesta Restaurant Group, Inc. (a)	3,487	171,177
Gaming Partners International Corp. (a)	597	4,919
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	4,863	162,716
Iao Kun Group Hldng Co. Ltd. (a)(d)	7,974	24,241
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Icahn Enterprises LP	16,584	$ 1,851,604
Ignite Restaurant Group, Inc. (a)(d)	5,115	37,749
International Speedway Corp. Class A	3,238	108,441
Interval Leisure Group, Inc.	8,399	181,586
Isle of Capri Casinos, Inc. (a)	5,860	48,462
Jack in the Box, Inc.	5,577	331,553
Jamba, Inc. (a)	1,943	28,387
Kona Grill, Inc. (a)	1,463	25,500
Lakes Entertainment, Inc. (a)	2,346	10,674
Marriott International, Inc. Class A	40,360	2,800,984
Melco Crown Entertainment Ltd. sponsored ADR	25,045	710,276
Monarch Casino & Resort, Inc. (a)	1,459	18,558
Morgans Hotel Group Co. (a)	5,096	38,526
MTR Gaming Group, Inc. (a)	2,922	13,178
Multimedia Games Holding Co., Inc. (a)	4,284	119,138
Nathan's Famous, Inc. (a)	496	27,523
Noodles & Co. (a)	3,957	77,438
Norwegian Cruise Line Holdings Ltd. (a)	28,124	936,810
Panera Bread Co. Class A (a)(d)	3,511	526,439
Papa John's International, Inc.	5,532	219,067
Papa Murphy's Holdings, Inc. (d)	3,697	32,460
Penn National Gaming, Inc. (a)	11,518	130,038
Pizza Inn Holdings, Inc. (a)	1,342	10,763
Popeyes Louisiana Kitchen, Inc. (a)	3,109	124,671
Potbelly Corp. (d)	3,682	44,552
Premier Exhibitions, Inc. (a)	3,637	2,655
RCI Hospitality Holdings, Inc. (a)	1,724	20,567
Red Robin Gourmet Burgers, Inc. (a)	2,053	109,014
Ruth's Hospitality Group, Inc.	5,483	61,135
Scientific Games Corp. Class A (a)(d)	11,273	114,421
Sonic Corp.	7,596	160,352
Starbucks Corp.	103,922	8,086,171
Texas Roadhouse, Inc. Class A	9,465	251,674
The Cheesecake Factory, Inc. (d)	6,959	312,807
Town Sports International Holdings, Inc.	4,202	23,489
Tuniu Corp. Class A sponsored ADR	1,323	24,476
Wendy's Co.	50,479	411,404
Wynn Resorts Ltd.	14,147	2,728,673
		24,447,320
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	$ 14,114
Cavco Industries, Inc. (a)	1,252	89,430
Dixie Group, Inc. (a)	3,770	36,381
EveryWare Global, Inc. (a)(d)	3,960	9,464
Flexsteel Industries, Inc.	976	34,199
Garmin Ltd. (d)	26,670	1,448,981
GoPro, Inc. Class A (d)	1,500	77,700
Helen of Troy Ltd. (a)	3,822	222,517
Hooker Furniture Corp.	2,583	38,590
iRobot Corp. (a)(d)	3,652	118,434
LGI Homes, Inc.	2,954	56,480
Lifetime Brands, Inc.	2,464	42,381
Nova LifeStyle, Inc. (a)	1,486	6,479
SGOCO Technology Ltd. (a)	1,000	2,420
Skullcandy, Inc. (a)	2,787	23,104
SodaStream International Ltd. (a)(d)	2,799	93,319
Stanley Furniture Co., Inc. (a)	825	2,244
Turtle Beach Corp. (a)	4,437	31,636
Universal Electronics, Inc. (a)	2,253	123,172
Zagg, Inc. (a)	3,197	18,862
		2,489,907
Internet & Catalog Retail - 4.6%
1-800-FLOWERS.com, Inc. Class A (a)	7,428	38,254
Amazon.com, Inc. (a)	63,805	21,632,447
Blue Nile, Inc. (a)(d)	1,382	39,249
CafePress, Inc. (a)	1,330	5,094
Ctrip.com International Ltd. sponsored ADR (a)(d)	20,762	1,332,298
dELiA*s, Inc. (a)(d)	2,226	1,046
eLong, Inc. sponsored ADR (a)(d)	1,876	32,811
Expedia, Inc.	16,104	1,383,334
FTD Companies, Inc. (a)(d)	2,632	87,172
Gaiam, Inc. Class A (a)	1,930	14,321
Geeknet, Inc. (a)	449	4,948
Groupon, Inc. Class A (a)(d)	94,443	642,212
HomeAway, Inc. (a)(d)	13,968	463,738
HSN, Inc.	7,442	450,911
JD.com, Inc. sponsored ADR (d)	12,636	403,341
Lands' End, Inc. (a)(d)	4,169	143,747
Liberty Interactive Corp.:
(Venture Group) Series A (a)	10,156	386,842
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Interactive Corp.: - continued
Series A (a)	67,193	$ 1,983,537
Liberty TripAdvisor Holdings, Inc. (a)	10,156	363,280
MakeMyTrip Ltd. (a)(d)	5,727	165,968
Netflix, Inc. (a)	8,332	3,979,696
NutriSystem, Inc.	4,390	71,645
Overstock.com, Inc. (a)(d)	2,948	52,091
PetMed Express, Inc. (d)	2,807	39,523
priceline.com, Inc. (a)	7,263	9,037,424
Qunar Cayman Islands Ltd. sponsored ADR	1,571	47,161
RetailMeNot, Inc. (a)(d)	7,166	133,646
Shutterfly, Inc. (a)	5,471	279,076
TripAdvisor, Inc. (a)(d)	17,840	1,767,766
U.S. Auto Parts Network, Inc. (a)	5,624	17,153
ValueVision Media, Inc. Class A (a)	5,170	24,247
zulily, Inc. Class A (d)	5,175	169,740
		45,193,718
Leisure Products - 0.3%
Arctic Cat, Inc.	1,743	64,526
Black Diamond, Inc. (a)(d)	4,678	39,669
Escalade, Inc.	1,592	23,020
Hasbro, Inc. (d)	17,767	935,521
JAKKS Pacific, Inc. (a)(d)	3,085	20,916
Johnson Outdoors, Inc. Class A	1,539	40,768
Malibu Boats, Inc. Class A (a)(d)	1,315	27,365
Mattel, Inc.	46,509	1,604,095
Smith & Wesson Holding Corp. (a)(d)	7,497	82,992
Summer Infant, Inc. (a)	1,750	7,438
		2,846,310
Media - 6.7%
AirMedia Group, Inc. ADR (a)	3,030	5,818
AMC Networks, Inc. Class A (a)	8,077	505,418
Beasley Broadcast Group, Inc. Class A	689	4,168
Bona Film Group Ltd. sponsored ADR (a)	6,626	47,045
Carmike Cinemas, Inc. (a)	3,024	102,423
Central European Media Enterprises Ltd. Class A (a)(d)	17,046	42,274
Charter Communications, Inc. Class A (a)	14,991	2,351,638
China Yida Holding Co. (a)	388	1,370
Cinedigm Corp. (a)	11,416	21,348
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
Class A (d)	292,705	$ 16,019,745
Class A (special) (non-vtg.) (d)	64,490	3,521,154
Crown Media Holdings, Inc. Class A (a)(d)	59,779	206,238
CTC Media, Inc.	21,219	192,669
Cumulus Media, Inc. Class A (a)(d)	28,854	132,440
Daily Journal Corp. (a)(d)	220	42,095
Dex Media, Inc. (a)(d)	1,928	21,998
DIRECTV (a)	68,945	5,960,295
Discovery Communications, Inc.:
Class A (a)	18,844	823,860
Class B (a)	715	29,358
Class C (non-vtg.) (a)(d)	40,869	1,756,141
DISH Network Corp. Class A (a)	30,362	1,967,761
DreamWorks Animation SKG, Inc. Class A (a)(d)	10,450	228,176
Emmis Communications Corp. Class A (a)	2,486	6,364
Global Sources Ltd. (a)(d)	2,838	20,235
Hemisphere Media Group, Inc. (a)(d)	2,622	30,127
Insignia Systems, Inc. (a)	738	2,325
Lamar Advertising Co. Class A	10,688	560,906
Liberty Global PLC:
Class A (a)	31,635	1,381,500
Class B (a)	247	11,362
Class C	74,297	3,115,273
Liberty Media Corp.:
Class A (a)	14,930	735,004
Class C (a)	29,860	1,447,314
Loral Space & Communications Ltd. (a)	2,850	213,522
Markit Ltd.	24,019	600,715
MDC Partners, Inc. Class A (sub. vtg.)	6,329	138,605
Morningstar, Inc.	5,834	400,679
National CineMedia, Inc.	7,967	116,318
News Corp.:
Class A (a)	50,457	889,305
Class B (a)(d)	27,084	467,470
Nexstar Broadcasting Group, Inc. Class A	4,297	196,115
Radio One, Inc. Class D (non-vtg.) (a)(d)	5,190	15,622
ReachLocal, Inc. (a)(d)	4,325	22,750
Reading International, Inc. Class A (a)	2,789	24,097
Rentrak Corp. (a)(d)	1,616	82,513
RRSat Global Communications Network Ltd.	2,447	18,499
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Salem Communications Corp. Class A	2,027	$ 16,804
Scholastic Corp.	4,160	145,766
SFX Entertainment, Inc. (d)	14,185	100,288
Sinclair Broadcast Group, Inc. Class A	9,632	279,810
Sirius XM Holdings, Inc. (a)(d)	830,180	3,013,553
Sizmek, Inc. (a)	3,677	32,358
Spanish Broadcasting System, Inc. Class A (a)	311	1,505
Starz Series A (a)(d)	14,535	454,800
The Madison Square Garden Co. Class A (a)	8,504	568,577
Twenty-First Century Fox, Inc.:
Class A	194,577	6,891,917
Class B	112,380	3,870,367
Value Line, Inc.	1,458	23,226
Viacom, Inc.:
Class A	8,587	695,805
Class B (non-vtg.)	50,685	4,113,088
VisionChina Media, Inc. ADR (a)	267	4,152
WPP PLC ADR	1,320	138,428
YOU On Demand Holdings, Inc. (a)(d)	1,926	4,199
		64,834,695
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	28,177	1,510,992
Fred's, Inc. Class A	5,184	73,768
Gordmans Stores, Inc. (d)	2,098	7,427
Sears Holdings Corp. (a)(d)	14,770	513,996
The Bon-Ton Stores, Inc.	2,482	26,210
Tuesday Morning Corp. (a)(d)	6,554	115,219
		2,247,612
Specialty Retail - 1.6%
America's Car Mart, Inc. (a)(d)	1,684	71,334
Ascena Retail Group, Inc. (a)	22,800	396,492
bebe stores, Inc. (d)	10,002	33,007
Bed Bath & Beyond, Inc. (a)(d)	27,935	1,795,103
Big 5 Sporting Goods Corp.	2,569	26,204
Books-A-Million, Inc. (a)	1,634	3,284
Cache, Inc. (a)	4,123	3,855
Citi Trends, Inc. (a)	1,763	41,007
Conn's, Inc. (a)(d)	4,725	211,822
Destination Maternity Corp.	1,585	30,638
Destination XL Group, Inc. (a)	15,779	78,895
Finish Line, Inc. Class A	7,136	211,440
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Five Below, Inc. (a)(d)	8,104	$ 328,698
Francesca's Holdings Corp. (a)	5,445	76,230
Hibbett Sports, Inc. (a)(d)	3,455	156,961
Kirkland's, Inc. (a)	2,299	40,991
Mattress Firm Holding Corp. (a)(d)	4,694	268,919
Michaels Companies, Inc. (d)	27,417	465,541
Monro Muffler Brake, Inc.	4,749	245,761
O'Reilly Automotive, Inc. (a)	14,677	2,289,318
Outerwall, Inc. (a)(d)	2,780	163,825
Pacific Sunwear of California, Inc. (a)	6,909	14,371
Perfumania Holdings, Inc. (a)	1,858	12,077
PetSmart, Inc.	13,629	975,428
Rent-A-Center, Inc. (d)	6,780	188,891
Ross Stores, Inc.	28,922	2,181,297
Sears Hometown & Outlet Stores, Inc. (a)	2,985	57,252
Select Comfort Corp. (a)	7,167	160,326
Shoe Carnival, Inc.	3,594	77,379
Sportsman's Warehouse Holdings, Inc. (d)	6,307	37,905
Staples, Inc. (d)	88,628	1,035,175
Stein Mart, Inc.	5,907	73,542
Tandy Leather Factory, Inc.	1,041	9,619
The Children's Place Retail Stores, Inc. (d)	2,953	158,753
Tile Shop Holdings, Inc. (a)(d)	6,980	80,619
Tractor Supply Co.	18,941	1,268,100
Trans World Entertainment Corp.	6,821	22,646
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8,853	861,485
Urban Outfitters, Inc. (a)(d)	19,961	794,248
West Marine, Inc. (a)	4,170	45,745
Wet Seal, Inc. Class A (a)(d)	7,436	7,585
Winmark Corp.	795	57,399
Zumiez, Inc. (a)(d)	4,258	137,746
		15,196,913
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	4,097	8,686
Cherokee, Inc.	1,470	26,181
Columbia Sportswear Co.	4,867	370,671
Crocs, Inc. (a)	11,659	180,132
Crown Crafts, Inc.	1,184	9,365
Exceed Co. Ltd. (a)	1,935	3,231
Fossil Group, Inc. (a)	7,364	745,900
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	3,148	$ 259,836
Iconix Brand Group, Inc. (a)(d)	5,893	245,326
Joe's Jeans, Inc. (a)	4,434	4,656
Kingold Jewelry, Inc. (d)	5,932	8,245
lululemon athletica, Inc. (a)(d)	15,951	636,923
Perry Ellis International, Inc. (a)(d)	2,652	53,226
R.G. Barry Corp.	1,275	24,187
Rocky Brands, Inc.	1,050	15,624
Sequential Brands Group, Inc. (a)	4,254	56,791
Steven Madden Ltd. (a)	9,366	318,350
Superior Uniform Group, Inc.	756	16,443
Vera Bradley, Inc. (a)	5,497	112,798
		3,096,571
TOTAL CONSUMER DISCRETIONARY		171,940,936
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	1,136	84,473
Craft Brew Alliance, Inc. (a)	3,377	44,576
MGP Ingredients, Inc.	1,799	21,444
Monster Beverage Corp. (a)	23,415	2,070,120
National Beverage Corp. (a)	7,040	129,043
Primo Water Corp. (a)	3,793	17,334
		2,366,990
Food & Staples Retailing - 1.3%
Andersons, Inc.	3,760	258,575
Casey's General Stores, Inc.	5,356	383,972
Chefs' Warehouse Holdings (a)(d)	3,552	67,097
China Jo-Jo Drugstores, Inc. (a)	1,100	1,540
Costco Wholesale Corp.	60,947	7,379,463
Fairway Group Holdings Corp. (a)(d)	3,145	14,121
Fresh Market, Inc. (a)(d)	6,756	225,313
G Willi-Food International Ltd. (a)	4,242	30,967
Ingles Markets, Inc. Class A	2,475	62,469
Pantry, Inc. (a)	2,782	58,895
PriceSmart, Inc.	4,216	377,838
SpartanNash Co.	4,937	106,096
Sprouts Farmers Market LLC (d)	20,701	640,489
United Natural Foods, Inc. (a)(d)	6,913	444,437
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Village Super Market, Inc. Class A	1,257	$ 28,823
Whole Foods Market, Inc. (d)	51,248	2,005,847
		12,085,942
Food Products - 2.1%
Alico, Inc.	753	29,397
Boulder Brands, Inc. (a)(d)	9,021	121,423
Bridgford Foods Corp. (a)	433	3,356
Cal-Maine Foods, Inc.	3,457	273,483
Calavo Growers, Inc.	2,372	92,389
Diamond Foods, Inc. (a)	3,971	109,480
Farmer Brothers Co. (a)	2,901	67,796
Inventure Foods, Inc. (a)	3,723	45,123
J&J Snack Foods Corp.	2,474	234,313
John B. Sanfilippo & Son, Inc.	1,859	57,183
Keurig Green Mountain, Inc.	22,626	3,016,498
Kraft Foods Group, Inc.	82,190	4,840,991
Lancaster Colony Corp.	3,830	338,610
Le Gaga Holdings Ltd. ADR (a)	950	3,743
Lifeway Foods, Inc. (a)(d)	1,830	25,327
Limoneira Co. (d)	2,233	54,106
Mondelez International, Inc.	232,893	8,428,398
Origin Agritech Ltd. (a)(d)	2,765	5,254
Pilgrims Pride Corp. (a)	35,595	1,063,223
S&W Seed Co. (a)(d)	3,247	18,346
Sanderson Farms, Inc. (d)	3,090	288,359
Seneca Foods Corp. Class A (a)	2,556	77,115
SkyPeople Fruit Juice, Inc. (a)(d)	1,700	1,955
Snyders-Lance, Inc.	9,141	249,184
SunOpta, Inc. (a)	9,043	120,182
The Hain Celestial Group, Inc. (a)	6,894	678,094
		20,243,328
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,429	57,925
WD-40 Co.	2,003	137,606
		195,531
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(d)	4,115	70,367
Inter Parfums, Inc.	4,417	134,542
LifeVantage Corp. (a)	10,300	13,081
Mannatech, Inc. (a)	170	2,256
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Nature's Sunshine Products, Inc.	3,567	$ 58,677
Neptune Technologies & Bioressources, Inc. (a)(d)	17,684	33,992
Nutraceutical International Corp. (a)	889	21,549
Reliv International, Inc.	923	1,098
Rock Creek Pharmaceuticals, Inc. (a)(d)	16,201	5,513
Synutra International, Inc. (a)	7,229	40,988
The Female Health Co.	3,903	15,066
United-Guardian, Inc.	1,179	29,487
		426,616
TOTAL CONSUMER STAPLES		35,318,407
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Bolt Technology Corp.	649	10,903
Dawson Geophysical Co.	871	19,702
ENGlobal Corp. (a)	1,250	3,525
Exterran Partners LP	7,716	223,764
Forbes Energy Services Ltd. (a)	1,723	8,546
Geospace Technologies Corp. (a)	1,534	63,078
Glori Energy, Inc. (a)(d)	5,415	36,010
Gulf Island Fabrication, Inc.	2,689	56,657
Hercules Offshore, Inc. (a)(d)	33,157	111,739
Matrix Service Co. (a)	3,419	96,450
Mitcham Industries, Inc. (a)(d)	966	12,713
Ocean Rig UDW, Inc. (United States)	17,285	320,291
Patterson-UTI Energy, Inc.	20,341	702,578
PHI, Inc. (non-vtg.) (a)	2,328	99,545
Profire Energy, Inc. (a)(d)	7,873	37,318
RigNet, Inc. (a)	2,274	106,128
SAExploration Holdings, Inc. (a)	1,473	13,316
Synthesis Energy Systems, Inc. (a)(d)	9,656	11,684
Tesco Corp.	6,682	141,792
TGC Industries, Inc. (a)	1,383	5,532
		2,081,271
Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. (a)	14,110	83,390
Aemetis, Inc. (a)(d)	3,015	28,522
Alliance Holdings GP, LP	8,356	600,128
Alliance Resource Partners LP	10,794	537,109
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Amyris, Inc. (a)(d)	10,243	$ 43,225
APCO Oil and Gas International, Inc. (a)	981	13,960
Approach Resources, Inc. (a)(d)	5,089	90,991
BioFuel Energy Corp. (a)(d)	1,164	14,678
Blueknight Energy Partners LP	2,517	21,898
BreitBurn Energy Partners LP	12,017	274,949
Calumet Specialty Products Partners LP	10,865	329,970
Capital Product Partners LP	11,452	125,285
Carrizo Oil & Gas, Inc. (a)	6,862	430,385
Ceres, Inc. (a)	2,501	1,326
Clean Energy Fuels Corp. (a)(d)	13,026	129,869
Diamondback Energy, Inc. (a)(d)	7,815	674,825
Dorchester Minerals LP	5,118	174,421
Dynagas LNG Partners LP	2,115	51,162
Eagle Rock Energy Partners LP	25,651	111,325
Energy XXI (Bermuda) Ltd.	12,556	207,174
Escalera Resources Co. (a)	564	1,162
EV Energy Partners LP	6,962	291,012
FX Energy, Inc. (a)(d)	8,238	28,174
Gevo, Inc. (a)	4,703	2,421
Golar LNG Ltd.	13,324	839,412
Golar LNG Partners LP	6,200	236,096
Green Plains, Inc.	5,273	235,650
Gulf Coast Ultra Deep Royalty Trust (a)	30,000	68,400
Gulfport Energy Corp. (a)	11,787	689,540
Hallador Energy Co.	3,841	51,661
Isramco, Inc. (a)(d)	312	39,309
Ivanhoe Energy, Inc. (a)	1,555	3,561
KiOR, Inc. Class A (a)	4,185	434
Legacy Reserves LP	8,196	252,027
Lilis Energy, Inc. (a)	2,890	4,393
LINN Energy LLC/LINN Energy Finance Corp.	32,184	1,020,876
LinnCo LLC	17,924	563,710
Magellan Petroleum Corp. (a)	4,557	9,387
Marine Petroleum Trust	339	5,678
Marlin Midstream Partners LP	1,313	28,190
Martin Midstream Partners LP	4,139	162,580
Memorial Production Partners LP	9,596	224,546
Memorial Resource Development Corp. (d)	27,874	821,447
Mid-Con Energy Partners LP	2,751	61,567
Pacific Ethanol, Inc. (a)	2,634	60,872
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PDC Energy, Inc. (a)	4,735	$ 284,526
PostRock Energy Corp. (a)	1,147	1,376
PrimeEnergy Corp. (a)	333	22,098
Renewable Energy Group, Inc. (a)	5,036	61,238
Rex Energy Corp. (a)	7,345	112,232
Rosetta Resources, Inc. (a)(d)	8,553	427,650
Royale Energy, Inc. (a)(d)	2,924	9,678
Sino Clean Energy, Inc. rights (a)	623	0
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,300	3,783
Solazyme, Inc. (a)(d)	10,381	97,374
StealthGas, Inc. (a)	6,775	66,327
Torchlight Energy Resources, Inc. (a)(d)	2,041	7,531
TransGlobe Energy Corp.	11,707	79,353
U.S. Energy Corp. (a)	3,179	12,970
Uranium Resources, Inc. (a)(d)	678	2,081
Vanguard Natural Resources LLC	9,426	277,313
Vertex Energy, Inc. (a)(d)	2,874	26,814
Viper Energy Partners LP	10,302	328,840
Warren Resources, Inc. (a)	10,847	69,963
Westmoreland Coal Co. (a)	2,516	105,697
ZaZa Energy Corp. (a)(d)	1,046	6,098
Zion Oil & Gas, Inc. (a)(d)	3,214	6,139
		11,655,778
TOTAL ENERGY		13,737,049
FINANCIALS - 6.5%
Banks - 2.8%
1st Source Corp.	3,249	97,502
1st United Bancorp, Inc.	5,262	45,779
Access National Corp.	974	16,373
ACNB Corp.	934	17,961
American National Bankshares, Inc.	1,303	28,848
American River Bankshares (a)	684	6,361
Ameris Bancorp	3,775	86,410
Ames National Corp.	710	16,366
Arrow Financial Corp.	2,271	60,454
Associated Banc-Corp.	20,381	370,527
BancFirst Corp.	2,389	152,036
Bancorp, Inc., Delaware (a)	4,521	43,899
Bank of Commerce Holdings	924	5,655
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of Kentucky Financial Corp.	771	$ 28,342
Bank of Marin Bancorp	628	30,703
Bank of the Ozarks, Inc.	11,282	360,460
Bankwell Financial Group, Inc. (a)	1,107	21,587
Banner Bank	2,626	103,412
Baylake Corp.	834	10,558
BBCN Bancorp, Inc.	12,438	181,595
BCB Bancorp, Inc.	1,563	20,350
Blue Hills Bancorp, Inc. (a)	2,150	27,714
BNC Bancorp	4,280	72,674
BOK Financial Corp. (d)	9,233	622,120
Boston Private Financial Holdings, Inc.	10,145	123,160
Bridge Bancorp, Inc.	3,955	98,321
Bridge Capital Holdings (a)	1,686	37,716
Bryn Mawr Bank Corp.	3,335	98,116
BSB Bancorp, Inc. (a)	800	14,792
C & F Financial Corp.	186	6,408
Camden National Corp.	695	25,409
Capital Bank Financial Corp.:
rights (a)	910	0
Series A (a)	4,817	117,872
Capital City Bank Group, Inc.	1,669	23,399
Cardinal Financial Corp.	3,902	69,729
Cascade Bancorp (a)	10,549	54,433
Cathay General Bancorp	11,397	296,778
Centerstate Banks of Florida, Inc.	5,360	56,012
Central Valley Community Bancorp	2,099	24,180
Century Bancorp, Inc. Class A (non-vtg.)	620	22,308
Chemical Financial Corp.	3,660	103,834
Chemung Financial Corp.	187	5,238
Citizens & Northern Corp.	1,323	26,090
Citizens Holding Co.	2,908	54,380
City Holding Co.	2,241	95,736
CNB Financial Corp., Pennsylvania	1,343	22,697
CoBiz, Inc.	7,671	88,600
Codorus Valley Bancorp, Inc.	527	11,515
Colony Bankcorp, Inc. (a)	217	1,411
Columbia Banking Systems, Inc.	7,238	188,260
Commerce Bancshares, Inc.	12,501	576,671
Community Trust Bancorp, Inc.	2,690	95,549
CommunityOne Bancorp (a)	2,207	20,967
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
ConnectOne Bancorp, Inc.	4,487	$ 86,958
CU Bancorp (a)	1,094	20,469
Customers Bancorp, Inc. (d)	2,995	55,647
CVB Financial Corp.	12,720	197,669
DNB Financial Corp.	526	11,309
Eagle Bancorp, Inc. (a)	3,655	122,552
East West Bancorp, Inc.	20,301	707,287
Eastern Virginia Bankshares, Inc. (a)	553	3,440
Enterprise Bancorp, Inc.	972	19,275
Enterprise Financial Services Corp.	2,813	49,059
Farmers Capital Bank Corp. (a)	1,580	34,760
Farmers National Banc Corp.	3,366	25,817
Fidelity Southern Corp.	5,167	71,666
Fifth Third Bancorp	117,420	2,395,955
Financial Institutions, Inc.	2,178	52,316
First Bancorp, North Carolina	3,068	54,518
First Busey Corp.	15,540	89,355
First Business Finance Services, Inc.	770	35,158
First Citizen Bancshares, Inc.	1,250	287,238
First Citizens Banc Corp.	1,242	11,339
First Community Bancshares, Inc.	6,681	109,034
First Connecticut Bancorp, Inc.	1,300	19,890
First Financial Bancorp, Ohio	10,901	181,066
First Financial Bankshares, Inc.	8,873	260,777
First Financial Corp., Indiana	2,759	89,171
First Financial Service Corp. (a)	413	1,507
First Internet Bancorp	893	15,002
First Interstate Bancsystem, Inc.	3,357	89,028
First Merchants Corp.	3,979	81,211
First Midwest Bancorp, Inc., Delaware	9,734	164,018
First NBC Bank Holding Co. (a)	2,697	86,601
First Niagara Financial Group, Inc.	44,948	391,048
First of Long Island Corp.	1,744	60,813
First Security Group, Inc. (a)	19,579	37,983
First South Bancorp, Inc., Virginia	619	4,643
First United Corp. (a)	493	4,146
FirstMerit Corp.	25,695	442,853
Flushing Financial Corp.	5,876	113,407
Fulton Financial Corp.	25,834	297,995
German American Bancorp, Inc.	1,177	31,885
Glacier Bancorp, Inc.	9,973	271,465
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Great Southern Bancorp, Inc.	2,013	$ 63,752
Grupo Financiero Galicia SA sponsored ADR (d)	4,892	62,031
Guaranty Bancorp	1,586	22,093
Hampton Roads Bankshares, Inc. (a)	20,839	35,010
Hancock Holding Co.	10,331	343,402
Hanmi Financial Corp.	3,531	72,562
Hawthorn Bancshares, Inc.	652	8,782
Heartland Financial U.S.A., Inc.	4,861	116,275
Heritage Commerce Corp.	5,516	45,893
Heritage Financial Corp., Washington	3,965	64,867
Heritage Oaks Bancorp	5,488	39,020
Home Bancshares, Inc.	8,382	249,365
HomeTrust Bancshares, Inc. (a)	3,411	51,438
Horizon Bancorp Industries	771	17,078
Huntington Bancshares, Inc.	117,833	1,160,066
IBERIABANK Corp.	4,786	312,287
Independent Bank Corp.	2,585	31,382
Independent Bank Corp., Massachusetts	4,895	180,185
Independent Bank Group, Inc.	2,102	106,382
International Bancshares Corp.	8,847	233,207
Intervest Bancshares Corp. Class A	2,142	20,520
Investar Holding Corp.	713	9,946
Investors Bancorp, Inc.	49,650	526,787
Lakeland Bancorp, Inc.	6,781	70,048
Lakeland Financial Corp.	2,296	89,406
Landmark Bancorp, Inc.	471	9,726
LCNB Corp.	1,754	26,678
LNB Bancorp, Inc.	836	11,888
Macatawa Bank Corp.	8,944	45,704
MainSource Financial Group, Inc.	1,798	31,016
MB Financial, Inc.	10,536	298,063
MBT Financial Corp. (a)	6,453	33,104
Mercantile Bank Corp.	1,954	37,028
Merchants Bancshares, Inc.	610	18,044
Metro Bancorp, Inc. (a)	1,268	29,494
Middleburg Financial Corp.	762	14,101
MidWestOne Financial Group, Inc.	1,033	24,565
Monarch Financial Holdings, Inc.	2,251	28,475
MutualFirst Financial, Inc.	1,656	33,402
National Bankshares, Inc.	744	21,606
National Penn Bancshares, Inc.	17,248	172,480
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
NBT Bancorp, Inc.	9,296	$ 223,197
NewBridge Bancorp (a)	7,077	52,865
North Valley Bancorp (a)	2,945	61,845
Northeast Bancorp	1,292	12,171
Northrim Bancorp, Inc.	787	19,219
Norwood Financial Corp.	895	26,134
Oak Valley Bancorp Oakdale California	1,026	10,711
OBA Financial Services, Inc. (a)	155	3,404
Ohio Valley Banc Corp.	2,509	58,610
Old Line Bancshares, Inc.	2,635	39,182
Old National Bancorp, Indiana	13,387	175,236
Old Point Financial Corp.	453	6,908
Old Second Bancorp, Inc. (a)	7,102	33,735
OmniAmerican Bancorp, Inc.	1,460	37,902
Opus Bank	3,736	118,394
Orrstown Financial Services, Inc. (a)	901	14,876
Pacific Continental Corp.	3,136	42,273
Pacific Mercantile Bancorp (a)	1,383	9,681
Pacific Premier Bancorp, Inc. (a)	2,803	41,625
PacWest Bancorp	15,819	663,449
Palmetto Bancshares, Inc.	2,607	36,498
Park Sterling Corp.	7,866	53,725
Patriot National Bancorp, Inc. (a)	2,549	4,665
Peapack-Gladstone Financial Corp.	1,331	24,970
Penns Woods Bancorp, Inc.	598	27,197
Peoples Bancorp of North Carolina	608	10,275
Peoples Bancorp, Inc.	991	23,754
Peoples Financial Services Corp. (d)	1,267	63,971
Pinnacle Financial Partners, Inc.	4,268	153,050
Popular, Inc. (a)	14,042	434,740
Preferred Bank, Los Angeles (a)	1,901	45,662
Premier Financial Bancorp, Inc.	766	11,689
PrivateBancorp, Inc.	10,700	315,757
Renasant Corp.	5,747	166,261
Republic Bancorp, Inc., Kentucky Class A	2,573	58,561
Republic First Bancorp, Inc. (a)	5,561	24,858
S&T Bancorp, Inc.	4,339	108,215
Sandy Spring Bancorp, Inc.	2,695	65,138
SB Financial Group, Inc.	723	6,370
Seacoast Banking Corp., Florida (a)	2,036	21,358
ServisFirst Bancshares, Inc.	3,231	97,479
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Shore Bancshares, Inc. (a)	765	$ 6,862
Sierra Bancorp	1,527	26,524
Signature Bank (a)	6,478	767,384
Simmons First National Corp. Class A	2,215	88,423
South State Corp.	3,385	198,226
Southcoast Financial Corp. (a)	776	5,564
Southern National Bancorp of Virginia, Inc.	3,827	40,911
Southside Bancshares, Inc. (d)	2,758	94,737
Southwest Bancorp, Inc., Oklahoma	4,044	66,847
Square 1 Financial, Inc. Class A	4,140	79,447
State Bank Financial Corp.	5,152	86,348
Stock Yards Bancorp, Inc.	4,532	136,549
Stonegate Bank (d)	1,526	41,416
Suffolk Bancorp	2,059	42,889
Summit Financial Group, Inc. (a)	583	6,116
Sun Bancorp, Inc., New Jersey (a)	2,866	53,709
Susquehanna Bancshares, Inc.	24,220	249,950
SVB Financial Group (a)	6,878	765,659
Talmer Bancorp, Inc. Class A	9,872	144,724
Texas Capital Bancshares, Inc. (a)	5,892	318,050
The First Bancorp, Inc.	2,696	45,508
TowneBank (d)	6,561	96,184
Trico Bancshares (d)	1,437	32,117
TriState Capital Holdings, Inc. (a)	3,693	35,194
Trustmark Corp.	9,212	218,647
UMB Financial Corp.	5,838	337,145
Umpqua Holdings Corp.	29,337	512,517
Union Bankshares Corp.	6,839	161,606
Union Bankshares, Inc.	244	6,029
United Bankshares, Inc., West Virginia	8,952	294,968
United Community Bank, Inc.	8,606	145,958
United Security Bancshares, Inc.	450	3,906
United Security Bancshares, California	1,114	6,461
Univest Corp. of Pennsylvania	3,659	69,887
ViewPoint Financial Group	4,717	122,878
Washington Trust Bancorp, Inc.	4,484	157,747
WesBanco, Inc.	5,265	163,478
West Bancorp., Inc.	1,654	24,893
Westamerica Bancorp.	3,642	176,164
Wilshire Bancorp, Inc.	10,519	102,665
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Wintrust Financial Corp.	6,439	$ 299,864
Zions Bancorporation	24,678	719,117
		26,998,633
Capital Markets - 1.0%
American Capital Senior Floating Ltd.	2,372	33,184
BGC Partners, Inc. Class A	25,957	196,494
Calamos Asset Management, Inc. Class A	3,915	50,464
Capital Southwest Corp.	1,796	65,734
Capitala Finance Corp.	2,339	44,418
Carlyle Group LP	8,886	295,548
CIFI Corp.	1,822	18,056
CM Finance, Inc. (d)	1,335	18,530
Cowen Group, Inc. Class A (a)	17,537	71,726
Diamond Hill Investment Group, Inc.	526	69,001
E*TRADE Financial Corp. (a)	39,497	879,203
FBR & Co. (a)	367	10,489
Financial Engines, Inc. (d)	6,750	242,123
Harris & Harris Group, Inc. (a)	3,415	11,338
Hennessy Advisors, Inc.	676	11,796
Horizon Technology Finance Corp. (d)	1,983	28,159
ICG Group, Inc. (a)	6,047	104,915
INTL FCStone, Inc. (a)	2,645	50,731
LPL Financial	13,753	669,634
Medallion Financial Corp. (d)	3,365	40,717
Northern Trust Corp.	32,852	2,278,286
Quartet Merger Corp. (a)	1,222	12,269
SEI Investments Co.	23,159	877,610
Siebert Financial Corp. (a)	2,067	4,485
Silvercrest Asset Management Group Class A (a)	1,643	26,354
T. Rowe Price Group, Inc.	35,834	2,902,375
U.S. Global Investments, Inc. Class A	870	3,306
Virtus Investment Partners, Inc.	1,261	282,073
WisdomTree Investments, Inc. (a)(d)	17,336	205,085
		9,504,103
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	1,124	9,453
Atlanticus Holdings Corp. (a)	2,291	6,140
Consumer Portfolio Services, Inc. (a)	3,332	23,824
Credit Acceptance Corp. (a)	3,106	382,783
Encore Capital Group, Inc. (a)(d)	3,531	156,741
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
EZCORP, Inc. (non-vtg.) Class A (a)(d)	6,448	$ 68,542
First Cash Financial Services, Inc. (a)(d)	4,129	238,491
Navient Corp.	57,734	1,035,748
Nicholas Financial, Inc. (a)	1,433	18,385
Portfolio Recovery Associates, Inc. (a)(d)	7,455	423,668
QC Holdings, Inc.	1,821	4,115
SLM Corp.	57,508	509,521
World Acceptance Corp. (a)(d)	1,392	109,049
		2,986,460
Diversified Financial Services - 0.6%
A-Mark Precious Metals, Inc. (a)	878	10,255
California First National Bancorp	4,589	66,770
CBOE Holdings, Inc.	11,933	632,747
China Commercial Credit, Inc.	1,526	4,609
CME Group, Inc.	46,345	3,547,710
Global Defense & National Security Systems	2,991	30,628
Interactive Brokers Group, Inc.	8,133	190,638
Life Partners Holdings, Inc.	1,553	2,920
MarketAxess Holdings, Inc.	5,579	328,715
Marlin Business Services Corp.	1,512	29,907
MicroFinancial, Inc.	1,366	10,832
NewStar Financial, Inc. (a)	6,049	69,745
PICO Holdings, Inc. (a)	2,692	59,493
Resource America, Inc. Class A	3,667	34,543
The NASDAQ OMX Group, Inc.	23,374	1,016,068
Tiptree Financial, Inc. (a)(d)	2,075	15,023
Viewtran Group, Inc. (a)(d)	3,330	6,194
		6,056,797
Insurance - 0.6%
AMBAC Financial Group, Inc. (a)	6,161	149,096
American Independence Corp. (a)	848	9,226
American National Insurance Co.	3,760	428,038
Amerisafe, Inc.	2,752	103,833
Amtrust Financial Services, Inc. (d)	10,460	460,554
Arch Capital Group Ltd. (a)	18,343	1,019,504
Argo Group International Holdings, Ltd.	3,798	199,927
Atlas Financial Holdings, Inc. (a)	1,462	21,097
Baldwin & Lyons, Inc. Class B	2,723	70,444
Cincinnati Financial Corp.	22,057	1,060,721
CNinsure, Inc. ADR (a)	4,611	30,801
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Donegal Group, Inc. Class A	5,256	$ 82,782
eHealth, Inc. (a)	2,265	55,583
EMC Insurance Group	1,487	45,562
Enstar Group Ltd. (a)	2,298	326,086
Erie Indemnity Co. Class A	6,512	498,233
Federated National Holding Co.	1,656	40,903
Global Indemnity PLC (a)	1,582	42,777
Greenlight Capital Re, Ltd. (a)	4,162	142,382
Hallmark Financial Services, Inc. (a)	1,598	15,261
Health Insurance Innovations (a)(d)	755	9,619
Infinity Property & Casualty Corp.	2,068	141,410
Investors Title Co.	130	9,385
Kansas City Life Insurance Co.	1,480	68,731
Maiden Holdings Ltd.	10,969	133,383
National General Holdings Corp.	14,774	276,717
National Interstate Corp.	3,037	85,036
National Western Life Insurance Co. Class A	483	122,682
Navigators Group, Inc. (a)	2,560	164,480
Oxbridge Re Holdings Ltd.	1,344	8,575
Safety Insurance Group, Inc.	1,894	104,549
Selective Insurance Group, Inc.	8,142	195,164
State Auto Financial Corp.	5,504	119,437
Tower Group International Ltd. (d)	7,498	15,071
Unico American Corp. (a)	912	10,880
United Fire Group, Inc.	2,926	85,790
United Insurance Holdings Corp.	2,670	43,094
		6,396,813
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	50,645	1,197,754
American Capital Mortgage Investment Corp.	6,826	140,479
American Realty Capital Heathcare Trust, Inc.	22,650	248,471
American Realty Capital Properties, Inc.	126,334	1,662,555
CareTrust (REIT), Inc. (a)	2,800	48,916
CIM Commercial Trust Corp.	13,875	265,013
CyrusOne, Inc.	5,630	146,605
Gaming & Leisure Properties (d)	15,403	512,920
Gladstone Commercial Corp.	3,081	56,321
New York Mortgage Trust, Inc. (d)	11,590	92,488
Potlatch Corp.	5,876	250,788
Retail Opportunity Investments Corp.	12,748	201,928
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sabra Health Care REIT, Inc.	6,281	$ 178,883
Trade Street Residential, Inc.	5,670	39,803
United Development Funding IV	4,594	85,609
		5,128,533
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(d)	2,970	296,792
AV Homes, Inc. (a)(d)	3,139	50,004
China HGS Real Estate, Inc. (a)(d)	4,000	30,120
China Housing & Land Development, Inc. (a)(d)	4,266	7,124
Cresud S.A.C.I.F. y A. sponsored ADR (d)	6,883	76,814
Elbit Imaging Ltd. (a)	108	428
FirstService Corp. (sub. vtg.)	4,242	233,109
Griffin Land & Nurseries, Inc.	1,362	39,416
Stratus Properties, Inc. (a)	1,162	17,662
		751,469
Thrifts & Mortgage Finance - 0.6%
America First Tax Exempt Investors LP	11,408	68,676
ASB Bancorp, Inc. (a)	402	7,751
Bank Mutual Corp.	4,433	29,213
BankFinancial Corp.	3,749	40,527
Bear State Financial, Inc. (a)	1,752	14,542
Beneficial Mutual Bancorp, Inc. (a)	10,806	148,366
BofI Holding, Inc. (a)(d)	1,875	144,356
Brookline Bancorp, Inc., Delaware	17,842	163,254
Cape Bancorp, Inc.	2,034	20,950
Capitol Federal Financial, Inc.	17,870	220,695
Carver Bancorp, Inc. (a)	695	6,429
Charter Financial Corp.	3,802	41,100
Cheviot Financial Corp.	2,477	31,210
Chicopee Bancorp, Inc.	629	10,246
Clifton Bancorp, Inc.	3,581	45,013
Dime Community Bancshares, Inc.	7,963	122,949
ESB Financial Corp.	3,795	48,007
ESSA Bancorp, Inc.	1,042	11,795
First Clover Leaf Financial Corp.	1,082	10,214
First Defiance Financial Corp.	1,088	30,355
First Financial Northwest, Inc.	1,666	18,043
Fox Chase Bancorp, Inc.	2,361	40,349
Franklin Financial Corp./VA (a)	1,350	26,811
Heritage Financial Group, Inc.	1,347	27,614
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HF Financial Corp.	845	$ 11,323
Hingham Institution for Savings	684	56,444
HMN Financial, Inc. (a)	448	5,492
Home Bancorp, Inc. (a)(d)	1,639	36,615
Home Loan Servicing Solutions Ltd.	9,003	197,166
HomeStreet, Inc.	1,706	31,032
HopFed Bancorp, Inc.	199	2,294
Hudson City Bancorp, Inc.	74,676	737,052
Kearny Financial Corp. (a)	9,973	156,077
Lake Shore Bancorp, Inc.	812	10,012
LSB Financial Corp.	136	5,460
Meridian Bancorp, Inc. (a)	7,070	74,801
Meta Financial Group, Inc.	1,051	39,938
NASB Financial, Inc.	1,631	39,633
New Hampshire Thrift Bancshares, Inc.	999	14,985
NMI Holdings, Inc. (a)(d)	9,193	88,988
Northeast Community Bancorp, Inc.	696	4,823
Northfield Bancorp, Inc.	7,560	99,112
Northwest Bancshares, Inc.	15,153	191,079
Ocean Shore Holding Co.	4,265	61,587
OceanFirst Financial Corp.	1,772	29,096
Oneida Financial Corp.	115	1,508
Oritani Financial Corp.	6,264	93,960
People's United Financial, Inc. (d)	40,668	607,987
Peoples Federal Bancshares, Inc.	811	16,277
Provident Financial Holdings, Inc.	1,514	22,165
Prudential Bancorp, Inc.	1,106	13,261
Pulaski Financial Corp.	1,793	20,602
River Valley Bancorp	460	9,890
Riverview Bancorp, Inc. (a)	4,177	16,040
Severn Bancorp, Inc. (a)	677	3,080
SI Financial Group, Inc.	395	4,286
Simplicity Bancorp, Inc.	1,220	19,825
Southern Missouri Bancorp, Inc.	1,688	60,464
SP Bancorp, Inc. (a)	346	9,948
Territorial Bancorp, Inc.	974	20,025
TF Financial Corp.	673	27,963
TFS Financial Corp. (a)	42,354	611,592
Tree.com, Inc. (a)	1,269	40,595
Trustco Bank Corp., New York	11,125	78,098
United Community Financial Corp.	8,612	39,443
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
United Financial Bancorp, Inc. New	7,179	$ 88,948
Washington Federal, Inc.	12,905	280,684
Waterstone Financial, Inc. Maryland	3,411	38,988
Westfield Financial, Inc.	2,783	20,205
WSFS Financial Corp.	1,731	129,133
		5,496,441
TOTAL FINANCIALS		63,319,249
HEALTH CARE - 15.6%
Biotechnology - 10.1%
ACADIA Pharmaceuticals, Inc. (a)(d)	16,915	405,622
Acceleron Pharma, Inc. (d)	4,707	126,477
Achillion Pharmaceuticals, Inc. (a)(d)	13,006	150,479
Acorda Therapeutics, Inc. (a)	5,815	189,453
Adamas Pharmaceuticals, Inc. (d)	2,852	53,446
Advaxis, Inc. (a)	1,946	7,550
Aegerion Pharmaceuticals, Inc. (a)(d)	4,045	123,575
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,514	2,271
Agenus, Inc. (a)	12,650	39,721
Agios Pharmaceuticals, Inc. (a)(d)	4,519	208,868
Akebia Therapeutics, Inc. (a)	2,621	58,999
Alder Biopharmaceuticals, Inc.	4,202	71,602
Alexion Pharmaceuticals, Inc. (a)(d)	27,691	4,687,809
Alkermes PLC (a)	21,472	960,443
Alnylam Pharmaceuticals, Inc. (a)	10,466	729,166
AMAG Pharmaceuticals, Inc. (a)(d)	2,788	63,092
Amarin Corp. PLC ADR (a)(d)	20,997	40,524
Ambit Biosciences Corp. (a)	3,341	25,291
Amgen, Inc.	105,037	14,640,057
Amicus Therapeutics, Inc. (a)	12,504	89,904
Anacor Pharmaceuticals, Inc. (a)(d)	5,225	121,690
Anthera Pharmaceuticals, Inc. (a)	1,025	2,604
Applied Genetic Technologies Corp.	2,134	36,491
Aquinox Pharmaceuticals, Inc.	2,522	20,706
Ardelyx, Inc.	2,251	33,675
Arena Pharmaceuticals, Inc. (a)(d)	29,582	121,878
Argos Therapeutics, Inc. (a)	2,000	18,780
ARIAD Pharmaceuticals, Inc. (a)(d)	26,866	167,107
ArQule, Inc. (a)	5,654	7,463
Array BioPharma, Inc. (a)(d)	19,792	78,178
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Arrowhead Research Corp. (a)(d)	6,868	$ 100,067
Athersys, Inc. (a)	8,108	11,432
Auspex Pharmaceuticals, Inc.	3,438	79,040
Avalanche Biotechnologies, Inc. (a)	2,600	77,038
AVEO Pharmaceuticals, Inc. (a)	4,054	5,351
BIND Therapeutics, Inc.	2,750	27,665
BioCryst Pharmaceuticals, Inc. (a)(d)	9,333	125,996
Biogen Idec, Inc. (a)	32,952	11,303,854
BioMarin Pharmaceutical, Inc. (a)	20,173	1,436,721
Biospecifics Technologies Corp. (a)	1,123	35,127
Biota Pharmaceuticals, Inc. (a)	4,051	9,317
Bluebird Bio, Inc. (a)	3,773	150,958
Cancer Genetics, Inc. (a)(d)	1,461	13,003
Cara Therapeutics, Inc.	3,021	30,875
CASI Pharmaceuticals, Inc. (a)	899	1,555
Catalyst Pharmaceutical Partners, Inc. (a)(d)	8,370	26,784
Celator Pharmaceuticals, Inc. (a)	2,950	8,231
Celgene Corp. (a)(d)	111,504	10,595,110
Celladon Corp. (a)(d)	2,828	32,607
Celldex Therapeutics, Inc. (a)(d)	11,970	190,443
Cellular Biomedicine Group, Inc. (a)(d)	1,458	28,285
Cellular Dynamics International, Inc. (a)(d)	2,617	29,938
Celsion Corp. (a)(d)	753	2,447
Cepheid, Inc. (a)(d)	9,844	394,055
Cerulean Pharma, Inc.	4,980	21,613
ChemoCentryx, Inc. (a)(d)	4,886	24,967
Chimerix, Inc. (a)	5,331	136,154
China Biologic Products, Inc. (a)(d)	3,237	171,949
Cleveland Biolabs, Inc. (a)	3,204	1,282
Clovis Oncology, Inc. (a)(d)	4,586	218,110
Conatus Pharmaceuticals, Inc. (a)(d)	2,232	15,378
Concert Pharmaceuticals, Inc. (d)	4,508	40,392
Coronado Biosciences, Inc. (a)	3,308	6,947
CTI BioPharma Corp. (a)(d)	27,126	69,443
Cubist Pharmaceuticals, Inc.	10,196	703,830
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)(d)	9,586	16,776
Cyclacel Pharmaceuticals, Inc. (a)(d)	968	3,369
Cytokinetics, Inc. (a)	3,138	13,431
Cytori Therapeutics, Inc. (a)(d)	7,415	10,455
CytRx Corp. (a)(d)	8,245	27,373
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dendreon Corp. (a)(d)	21,278	$ 28,938
Dicerna Pharmaceuticals, Inc.	1,952	26,899
Discovery Laboratories, Inc. (a)(d)	8,509	15,486
Durata Therapeutics, Inc. (a)(d)	3,638	57,335
Dyax Corp. (a)	18,339	187,241
Dynavax Technologies Corp. (a)	33,296	47,280
Eagle Pharmaceuticals, Inc. (d)	2,942	37,069
Eleven Biotherapeutics, Inc.	2,924	32,398
Enanta Pharmaceuticals, Inc. (a)(d)	2,547	106,872
Enzon Pharmaceuticals, Inc.	3,917	6,424
Enzymotec Ltd. (d)	2,963	25,956
Epirus Biopharmaceuticals, Inc. (a)(d)	2,976	27,707
Epizyme, Inc. (a)(d)	4,734	163,276
Esperion Therapeutics, Inc. (a)(d)	2,672	41,656
Exact Sciences Corp. (a)(d)	11,401	237,711
Exelixis, Inc. (a)(d)	25,788	106,762
Fate Therapeutics, Inc.	3,530	18,780
Five Prime Therapeutics, Inc.	2,785	32,390
Flexion Therapeutics, Inc.	3,357	46,058
Foundation Medicine, Inc. (d)	3,945	91,800
Galectin Therapeutics, Inc. (a)(d)	2,387	14,943
Galena Biopharma, Inc. (a)(d)	15,864	37,439
Galmed Pharmaceuticals Ltd. (a)	2,224	15,145
Genocea Biosciences, Inc. (d)	2,352	30,129
Genomic Health, Inc. (a)(d)	4,387	130,382
GenVec, Inc. (a)	764	1,589
Geron Corp. (a)(d)	20,450	48,671
Gilead Sciences, Inc. (a)	212,757	22,888,398
GlycoMimetics, Inc.	2,640	21,516
Grifols SA ADR	13,197	529,860
GTx, Inc. (a)(d)	5,496	5,221
Halozyme Therapeutics, Inc. (a)(d)	17,859	169,661
Harvard Apparatus (a)	528	4,636
Heron Therapeutics, Inc. (a)	4,946	46,443
Hyperion Therapeutics, Inc. (a)(d)	2,468	63,822
Idera Pharmaceuticals, Inc. (a)(d)	11,591	33,498
Ignyta, Inc. (a)	3,795	28,463
ImmunoGen, Inc. (a)(d)	12,281	145,161
Immunomedics, Inc. (a)(d)	10,761	35,834
Incyte Corp. (a)	23,114	1,252,779
Infinity Pharmaceuticals, Inc. (a)(d)	6,270	70,851
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Insmed, Inc. (a)	5,232	$ 72,882
Insys Therapeutics, Inc. (a)(d)	4,504	159,081
Intercept Pharmaceuticals, Inc. (a)	2,906	841,926
InterMune, Inc. (a)	13,636	1,001,564
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	15,689	203,016
Isis Pharmaceuticals, Inc. (a)(d)	16,238	661,861
KaloBios Pharmaceuticals, Inc. (a)	4,721	7,223
Kamada (a)	5,285	35,938
Karyopharm Therapeutics, Inc. (d)	3,838	138,168
Keryx Biopharmaceuticals, Inc. (a)(d)	12,084	219,808
Kindred Biosciences, Inc. (d)	3,012	32,861
Kite Pharma, Inc. (d)	5,452	154,128
KYTHERA Biopharmaceuticals, Inc. (a)(d)	2,907	109,332
La Jolla Pharmaceutical Co. (a)	2,277	23,726
Lexicon Pharmaceuticals, Inc. (a)(d)	68,273	103,775
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	2,748	143,006
General CVR (a)	1,518	96
Glucagon CVR (a)	1,518	144
MRK CVR rights (a)	1,639	0
rights (a)	1,518	17
TR Beta CVR (a)	1,518	18
Macrogenics, Inc.	3,477	74,269
MannKind Corp. (a)(d)	51,872	382,297
Medivation, Inc. (a)	10,538	961,698
MEI Pharma, Inc. (a)	3,244	23,616
Merrimack Pharmaceuticals, Inc. (a)(d)	12,769	89,128
MiMedx Group, Inc. (a)(d)	18,076	127,255
Minerva Neurosciences, Inc.	3,949	27,959
Mirati Therapeutics, Inc. (a)(d)	2,464	50,635
Momenta Pharmaceuticals, Inc. (a)	8,267	97,468
Myriad Genetics, Inc. (a)(d)	10,140	366,967
Nanosphere, Inc. (a)	6,121	5,134
Neurocrine Biosciences, Inc. (a)	11,276	183,912
NewLink Genetics Corp. (a)(d)	3,789	104,614
Northwest Biotherapeutics, Inc. (a)(d)	7,705	44,997
Novavax, Inc. (a)(d)	31,099	145,854
NPS Pharmaceuticals, Inc. (a)	14,409	434,864
Nymox Pharmaceutical Corp. (a)(d)	5,184	26,231
Ohr Pharmaceutical, Inc. (a)(d)	3,461	28,449
OncoGenex Pharmaceuticals, Inc. (a)	1,302	4,310
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Oncolytics Biotech, Inc. (a)	8,292	$ 11,439
OncoMed Pharmaceuticals, Inc. (a)(d)	3,581	72,658
Onconova Therapeutics, Inc. (a)(d)	2,820	14,720
Oncothyreon, Inc. (a)	15,192	35,549
Ophthotech Corp.	4,510	175,710
Orexigen Therapeutics, Inc. (a)(d)	16,244	92,591
Osiris Therapeutics, Inc. (a)(d)	4,309	61,576
OvaScience, Inc. (a)(d)	3,410	46,069
OXiGENE, Inc. (a)(d)	4,000	9,520
Oxygen Biotherapeutics, Inc. (a)(d)	4,974	20,891
PDL BioPharma, Inc. (d)	24,511	247,316
Peregrine Pharmaceuticals, Inc. (a)(d)	27,016	44,576
Pharmacyclics, Inc. (a)(d)	10,323	1,284,078
Pluristem Therapeutics, Inc. (a)(d)	16,421	45,322
Portola Pharmaceuticals, Inc. (a)(d)	5,697	158,889
Prana Biotechnology Ltd. ADR (a)	3,293	7,376
Progenics Pharmaceuticals, Inc. (a)(d)	7,808	43,022
Prosensa Holding BV (a)	5,019	45,673
Prothena Corp. PLC (a)	3,553	81,364
PTC Therapeutics, Inc. (a)(d)	4,357	137,943
QLT, Inc. (a)	5,883	32,298
Radius Health, Inc. (a)	6,610	90,425
Raptor Pharmaceutical Corp. (a)(d)	9,806	108,062
Receptos, Inc. (a)	3,716	190,073
Regado Biosciences, Inc. (d)	5,425	6,022
Regeneron Pharmaceuticals, Inc. (a)	13,762	4,823,856
Regulus Therapeutics, Inc. (a)(d)	5,769	39,691
Repligen Corp. (a)(d)	4,119	78,508
Retrophin, Inc. (a)(d)	3,489	47,730
Rigel Pharmaceuticals, Inc. (a)	11,796	30,670
Sage Therapeutics, Inc. (a)(d)	3,336	96,477
Sangamo Biosciences, Inc. (a)(d)	9,521	136,150
Sarepta Therapeutics, Inc. (a)	5,600	128,408
Seattle Genetics, Inc. (a)(d)	17,133	754,023
SIGA Technologies, Inc. (a)(d)	10,819	14,606
Sinovac Biotech Ltd. (a)(d)	7,243	40,054
Sorrento Therapeutics, Inc. (a)	3,832	21,076
Spectrum Pharmaceuticals, Inc. (a)(d)	10,608	86,031
StemCells, Inc. (a)	15,802	24,335
Stemline Therapeutics, Inc. (a)(d)	1,382	15,589
Sunesis Pharmaceuticals, Inc. (a)	7,332	54,917
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)(d)	4,587	$ 331,044
Synergy Pharmaceuticals, Inc. (a)(d)	11,873	46,305
Synta Pharmaceuticals Corp. (a)	12,470	49,880
Targacept, Inc. (a)	2,644	7,297
Tekmira Pharmaceuticals Corp. (a)	2,593	55,490
TESARO, Inc. (a)(d)	5,159	152,500
TetraLogic Pharmaceuticals Corp.	3,288	14,632
TG Therapeutics, Inc. (a)(d)	4,201	35,624
Threshold Pharmaceuticals, Inc. (a)	11,502	47,848
TONIX Pharmaceuticals Holding (a)	1,700	24,531
Transition Therapeutics, Inc. (a)	4,304	31,634
Trevena, Inc.	6,835	40,395
Trovagene, Inc. (a)(d)	2,998	17,508
Ultragenyx Pharmaceutical, Inc. (d)	4,294	229,128
uniQure B.V.	2,995	34,443
United Therapeutics Corp. (a)	6,666	785,455
Vanda Pharmaceuticals, Inc. (a)(d)	4,355	56,354
Verastem, Inc. (a)(d)	3,584	31,217
Versartis, Inc. (a)(d)	3,239	74,497
Vertex Pharmaceuticals, Inc. (a)	33,071	3,094,453
Vical, Inc. (a)	13,452	16,680
Vital Therapies, Inc. (d)	2,914	69,878
Xencor, Inc.	4,946	52,873
XOMA Corp. (a)(d)	12,602	55,197
Zafgen, Inc. (d)	3,547	74,274
ZIOPHARM Oncology, Inc. (a)(d)	11,631	37,568
		98,402,983
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	3,284	156,811
Abiomed, Inc. (a)(d)	5,216	135,877
Accuray, Inc. (a)(d)	11,865	96,581
Align Technology, Inc. (a)	11,005	599,332
Alliqua, Inc. (a)	2,954	16,011
Alphatec Holdings, Inc. (a)	18,402	28,707
Analogic Corp.	1,805	130,321
Angiodynamics, Inc. (a)	4,478	63,185
Anika Therapeutics, Inc. (a)	1,940	81,480
Antares Pharma, Inc. (a)(d)	14,208	33,389
Atossa Genetics, Inc. (a)(d)	4,348	8,044
Atricure, Inc. (a)	4,262	66,146
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Atrion Corp.	290	$ 92,800
AxoGen, Inc. (a)	2,273	5,773
Baxano Surgical, Inc. (a)(d)	1,691	621
BioLase Technology, Inc. (d)	2,513	5,428
Cardica, Inc. (a)	26,919	30,149
Cardiovascular Systems, Inc. (a)	4,410	125,641
Cerus Corp. (a)(d)	8,475	31,866
Cesca Therapeutics, Inc. (a)	1,101	1,508
CONMED Corp.	4,219	166,651
Cutera, Inc. (a)	1,010	9,797
Cyberonics, Inc. (a)(d)	3,754	215,442
Cynosure, Inc. Class A (a)	2,936	66,148
Dehaier Medical Systems Ltd. (a)(d)	837	5,055
Delcath Systems, Inc. (a)	357	857
DENTSPLY International, Inc.	19,432	927,004
Derma Sciences, Inc. (a)(d)	2,812	23,818
DexCom, Inc. (a)(d)	10,369	458,310
Digirad Corp.	2,688	10,564
EDAP TMS SA sponsored ADR (a)(d)	1,813	2,846
Endologix, Inc. (a)(d)	8,984	124,069
EnteroMedics, Inc. (a)(d)	11,433	16,692
Exactech, Inc. (a)	3,264	77,944
Fonar Corp. (a)	906	11,071
Genmark Diagnostics, Inc. (a)(d)	5,389	57,932
Hansen Medical, Inc. (a)(d)	11,167	13,959
HeartWare International, Inc. (a)(d)	2,370	192,207
Hologic, Inc. (a)(d)	38,143	948,616
ICU Medical, Inc. (a)	2,577	161,294
IDEXX Laboratories, Inc. (a)	7,032	871,757
Imris, Inc. (a)	7,102	5,824
Inogen, Inc.	3,218	66,452
Insulet Corp. (a)(d)	8,764	316,468
Integra LifeSciences Holdings Corp. (a)(d)	4,982	249,050
Intuitive Surgical, Inc. (a)(d)	5,333	2,506,563
Iridex Corp. (a)	1,193	9,568
K2M Group Holdings, Inc. (d)	5,137	72,997
Ldr Holding Corp. (d)	3,807	103,055
LeMaitre Vascular, Inc.	1,743	12,724
Lombard Medical, Inc. (a)	1,819	13,351
Lumenis Ltd. Class B	3,217	28,856
Masimo Corp. (a)(d)	7,244	162,555
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mazor Robotics Ltd. sponsored ADR (a)	1,310	$ 17,803
Medical Action Industries, Inc. (a)	2,287	31,469
MELA Sciences, Inc. (a)(d)	308	727
Meridian Bioscience, Inc.	5,948	116,402
Merit Medical Systems, Inc. (a)	5,648	70,656
Natus Medical, Inc. (a)	4,241	119,215
Neogen Corp. (a)(d)	4,830	203,343
Neovasc, Inc. (a)	3,265	17,687
Novadaq Technologies, Inc. (a)	8,224	107,405
NuVasive, Inc. (a)	6,564	230,396
NxStage Medical, Inc. (a)	8,991	117,962
Ocular Therapeutix, Inc.	2,479	40,829
OraSure Technologies, Inc. (a)	6,612	55,078
Orthofix International NV (a)	2,537	86,030
Oxford Immunotec Global PLC (a)(d)	2,099	29,512
PhotoMedex, Inc. (a)(d)	1,894	15,493
Quidel Corp. (a)(d)	4,503	106,271
Quotient Ltd. (a)	1,779	15,655
Rockwell Medical Technologies, Inc. (a)	4,679	44,638
Roka Bioscience, Inc. (a)	2,827	33,132
RTI Biologics, Inc. (a)	9,915	52,649
Sirona Dental Systems, Inc. (a)	7,957	648,575
Span-America Medical System, Inc.	503	9,663
Staar Surgical Co. (a)(d)	5,406	62,223
Stereotaxis, Inc. (a)	2,480	7,291
Sunshine Heart, Inc. (a)(d)	2,294	12,823
SurModics, Inc. (a)	1,470	30,017
Synergetics U.S.A., Inc. (a)	7,788	23,676
Syneron Medical Ltd. (a)	4,460	44,778
Tandem Diabetes Care, Inc.	3,280	46,412
TearLab Corp. (a)(d)	4,425	17,125
The Spectranetics Corp. (a)(d)	5,568	158,020
Thoratec Corp. (a)	7,380	184,500
Tornier NV (a)	6,392	138,195
Trinity Biotech PLC sponsored ADR	3,022	65,910
TriVascular Technologies, Inc.	3,334	48,043
Unilife Corp. (a)(d)	11,896	30,335
Uroplasty, Inc. (a)	2,392	6,291
Utah Medical Products, Inc.	748	38,963
Vascular Solutions, Inc. (a)	2,532	60,515
Veracyte, Inc.	3,107	39,024
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Vision Sciences, Inc. (a)	2,813	$ 2,532
Volcano Corp. (a)	7,108	88,424
Wright Medical Group, Inc. (a)	6,948	207,328
Zeltiq Aesthetics, Inc. (a)(d)	4,952	104,042
		13,206,223
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)	8,026	411,011
Addus HomeCare Corp. (a)	1,350	29,565
Air Methods Corp. (a)(d)	5,234	307,026
Alliance Healthcare Services, Inc. (a)	1,731	49,247
Almost Family, Inc. (a)	1,288	36,038
Amedisys, Inc. (a)	4,527	94,705
AmSurg Corp. (a)	7,155	384,867
Bio-Reference Laboratories, Inc. (a)	3,709	107,746
BioScrip, Inc. (a)(d)	10,985	92,933
BioTelemetry, Inc. (a)	3,253	23,812
Catamaran Corp. (a)	28,361	1,336,277
Chindex International, Inc. (a)	2,317	55,399
Corvel Corp. (a)	2,799	114,479
Cross Country Healthcare, Inc. (a)	3,098	24,722
Express Scripts Holding Co. (a)	106,834	7,898,238
Gentiva Health Services, Inc. (a)	4,874	88,073
HealthEquity, Inc. (a)	6,300	122,094
Healthways, Inc. (a)(d)	4,493	78,448
Henry Schein, Inc. (a)(d)	11,853	1,418,686
iKang Healthcare Group, Inc. sponsored ADR (d)	9,159	194,079
IPC The Hospitalist Co., Inc. (a)	2,291	110,747
LHC Group, Inc. (a)	2,360	60,746
LifePoint Hospitals, Inc. (a)	5,969	446,481
Magellan Health Services, Inc. (a)	4,153	231,987
MWI Veterinary Supply, Inc. (a)	1,792	254,554
National Research Corp.:
Class A (a)	4,624	64,690
Class B (a)(d)	369	14,243
NeoStem, Inc. (a)(d)	4,836	27,807
Patterson Companies, Inc.	13,958	562,089
PDI, Inc. (a)	1,717	4,996
Premier, Inc.	4,747	149,910
Providence Service Corp. (a)	1,872	85,232
Psychemedics Corp.	716	10,232
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
RadNet, Inc. (a)	6,190	$ 41,349
Sharps Compliance Corp. (a)	2,640	11,642
Surgical Care Affiliates, Inc.	5,153	153,353
The Ensign Group, Inc.	2,800	98,000
USMD Holdings, Inc. (a)	1,157	10,008
VCA Antech, Inc. (a)	12,262	499,677
		15,705,188
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	25,171	371,902
athenahealth, Inc. (a)(d)	5,214	753,110
Authentidate Holding Corp. (a)	1,782	1,283
Cerner Corp. (a)(d)	47,722	2,751,651
Computer Programs & Systems, Inc.	1,530	94,003
HealthStream, Inc. (a)(d)	4,150	107,734
HMS Holdings Corp. (a)(d)	12,146	277,658
iCAD, Inc. (a)	2,034	21,459
MedAssets, Inc. (a)	7,896	181,608
Medidata Solutions, Inc. (a)(d)	7,516	349,795
Merge Healthcare, Inc. (a)(d)	13,065	33,969
Omnicell, Inc. (a)	5,289	148,885
Quality Systems, Inc.	8,498	133,079
Simulations Plus, Inc.	1,656	11,095
Streamline Health Solutions, Inc. (a)	5,177	24,591
		5,261,822
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(d)	5,557	112,585
Affymetrix, Inc. (a)(d)	8,902	77,180
Albany Molecular Research, Inc. (a)(d)	4,250	84,150
Apricus Biosciences, Inc. (a)	2,588	4,917
BG Medicine, Inc. (a)(d)	1,419	1,121
Bruker BioSciences Corp. (a)	23,407	469,544
Compugen Ltd. (a)(d)	6,088	54,183
Fluidigm Corp. (a)	3,826	104,144
Furiex Pharmaceuticals, Inc. rights (a)	1,322	12,916
Harvard Bioscience, Inc. (a)	4,275	19,323
ICON PLC (a)	8,252	408,804
Illumina, Inc. (a)	17,904	3,211,261
Luminex Corp. (a)	5,675	106,974
Nanostring Technologies, Inc. (a)(d)	2,111	23,517
NeoGenomics, Inc. (a)(d)	7,505	40,002
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pacific Biosciences of California, Inc. (a)	8,231	$ 48,234
PAREXEL International Corp. (a)	7,689	433,967
pSivida Corp. (a)	3,298	15,896
QIAGEN NV (a)(d)	32,066	774,875
Response Genetics, Inc. (a)(d)	6,802	5,442
Sequenom, Inc. (a)(d)	15,651	58,065
Techne Corp.	5,173	494,125
		6,561,225
Pharmaceuticals - 1.3%
Acasti Pharma, Inc. (a)	18,131	17,061
AcelRx Pharmaceuticals, Inc. (a)(d)	6,090	43,544
Achaogen, Inc. (a)	2,564	24,384
Acura Pharmaceuticals, Inc. (a)	4,909	4,811
Aerie Pharmaceuticals, Inc. (d)	3,215	52,662
Agile Therapeutics, Inc. (a)	3,497	29,515
Akorn, Inc. (a)(d)	14,370	560,717
Alcobra Pharma Ltd. (a)(d)	1,817	34,995
Alexza Pharmaceuticals, Inc. (a)(d)	2,516	8,806
Alimera Sciences, Inc. (a)	4,006	25,198
Amphastar Pharmaceuticals, Inc. (a)	6,643	80,314
ANI Pharmaceuticals, Inc. (a)	1,410	41,355
Aratana Therapeutics, Inc. (a)	4,982	57,891
Assembly Biosciences, Inc. (a)	175	1,271
AstraZeneca PLC rights (a)	3,011	0
Auxilium Pharmaceuticals, Inc. (a)(d)	6,505	120,993
AVANIR Pharmaceuticals Class A (a)	20,897	129,979
Bio Path Holdings, Inc. (a)(d)	13,685	31,612
Biodelivery Sciences International, Inc. (a)	7,622	121,952
Cardiome Pharma Corp. (a)	2,219	15,311
Cempra, Inc. (a)(d)	5,300	56,021
Columbia Laboratories, Inc. (a)	2,768	16,663
Corcept Therapeutics, Inc. (a)(d)	14,622	40,357
Cumberland Pharmaceuticals, Inc. (a)	1,718	8,796
DepoMed, Inc. (a)(d)	7,676	117,827
Dipexium Pharmaceuticals, Inc.	1,054	10,203
Durect Corp. (a)	26,846	42,417
Egalet Corp. (d)	2,833	27,452
Endo Health Solutions, Inc. (a)	20,993	1,337,464
Endocyte, Inc. (a)(d)	4,913	36,160
Flamel Technologies SA sponsored ADR (a)(d)	3,374	50,610
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
GW Pharmaceuticals PLC ADR (a)	1,174	$ 107,444
Heska Corp. (a)	893	12,404
Horizon Pharma, Inc. (a)(d)	10,700	110,210
Impax Laboratories, Inc. (a)	9,289	228,881
Imprimis Pharmaceuticals, Inc. (a)(d)	2,451	19,118
IntelliPharmaCeutics International Corp. (a)(d)	4,988	12,570
Intersect ENT, Inc.	3,000	48,600
Intra-Cellular Therapies, Inc. (d)	4,197	59,681
Jazz Pharmaceuticals PLC (a)	8,167	1,330,568
Lipocine, Inc. (a)	1,538	14,980
MediWound Ltd. (a)	3,114	22,732
Mylan, Inc. (a)	52,175	2,535,705
Nektar Therapeutics (a)(d)	16,819	239,839
NeuroBioPharm, Inc.:
Class A (a)(d)	213	20
warrants (a)(d)	427	0
Ocera Therapeutics, Inc. (a)	2,372	14,090
Omeros Corp. (a)(d)	5,397	80,469
Oramed Pharmaceuticals, Inc. (a)	1,051	10,657
Pacira Pharmaceuticals, Inc. (a)	4,968	537,836
Pain Therapeutics, Inc. (a)	8,191	34,566
Parnell Pharmaceuticals Holdings Ltd.	1,667	9,952
Pernix Therapeutics Holdings, Inc. (a)(d)	6,405	55,659
Phibro Animal Health Corp. Class A	2,929	56,061
Pozen, Inc.	3,117	25,871
ProPhase Labs, Inc. (a)	1,566	2,302
Relypsa, Inc. (d)	4,552	115,075
Repros Therapeutics, Inc. (a)(d)	2,624	57,518
Revance Therapeutics, Inc. (d)	3,335	77,872
Sagent Pharmaceuticals, Inc. (a)	4,178	116,232
Salix Pharmaceuticals Ltd. (a)(d)	8,702	1,384,575
SciClone Pharmaceuticals, Inc. (a)(d)	8,681	59,552
Shire PLC sponsored ADR	4,133	1,009,899
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	7,461
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	6,917	47,658
Supernus Pharmaceuticals, Inc. (a)	6,812	61,683
Tetraphase Pharmaceuticals, Inc. (a)	4,443	58,159
The Medicines Company (a)(d)	9,226	236,278
Theravance Biopharma, Inc. (a)	4,248	124,743
Theravance, Inc. (a)(d)	15,257	359,455
Transcept Pharmaceuticals, Inc. (d)	1,571	3,456
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
VIVUS, Inc. (a)(d)	12,224	$ 52,441
XenoPort, Inc. (a)(d)	9,481	48,163
Zogenix, Inc. (a)(d)	17,047	23,013
ZS Pharma, Inc. (d)	2,500	100,725
		12,660,514
TOTAL HEALTH CARE		151,797,955
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	2,770	87,366
American Science & Engineering, Inc.	1,272	73,649
API Technologies Corp. (a)	4,000	8,720
Arotech Corp. (a)	3,058	10,948
Astronics Corp. (a)	1,952	122,468
Astrotech Corp. (a)(d)	3,584	10,465
BE Aerospace, Inc. (a)	14,454	1,224,832
Elbit Systems Ltd.	6,131	367,063
Erickson Air-Crane, Inc. (a)(d)	2,141	28,283
Innovative Solutions & Support, Inc. (a)	1,668	9,191
KEYW Holding Corp. (a)(d)	5,202	61,540
Kratos Defense & Security Solutions, Inc. (a)(d)	7,856	59,156
LMI Aerospace, Inc. (a)(d)	964	14,662
Taser International, Inc. (a)(d)	7,171	112,370
TAT Technologies Ltd.	863	6,516
		2,197,229
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	10,286	84,037
Atlas Air Worldwide Holdings, Inc. (a)	3,634	121,557
C.H. Robinson Worldwide, Inc.	20,784	1,418,716
Echo Global Logistics, Inc. (a)(d)	3,065	79,567
Expeditors International of Washington, Inc.	27,168	1,122,038
Forward Air Corp.	4,194	194,140
Hub Group, Inc. Class A (a)	4,913	213,666
Park-Ohio Holdings Corp.	1,843	106,968
UTi Worldwide, Inc.	14,299	131,265
		3,471,954
Airlines - 0.7%
Allegiant Travel Co.	2,396	294,373
American Airlines Group, Inc.	100,467	3,909,171
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Hawaiian Holdings, Inc. (a)(d)	6,808	$ 106,205
JetBlue Airways Corp. (a)(d)	40,906	500,280
Republic Airways Holdings, Inc. (a)	5,922	60,108
Ryanair Holdings PLC sponsored ADR (a)	15,442	847,766
SkyWest, Inc.	7,364	66,055
Spirit Airlines, Inc. (a)	10,007	704,393
		6,488,351
Building Products - 0.1%
AAON, Inc.	7,626	142,301
American Woodmark Corp. (a)	2,083	81,695
Apogee Enterprises, Inc.	4,226	154,291
Builders FirstSource, Inc. (a)	12,712	87,713
China Ceramics Co. Ltd.	1,500	1,710
Gibraltar Industries, Inc. (a)	7,414	117,957
Insteel Industries, Inc.	2,765	64,922
Nortek, Inc. (a)(d)	2,064	171,972
Patrick Industries, Inc. (a)	1,326	55,281
PGT, Inc. (a)	6,635	69,336
Tecogen, Inc. New (a)	3,759	20,637
Universal Forest Products, Inc.	2,353	111,415
		1,079,230
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	4,143	18,478
CECO Environmental Corp.	3,651	51,333
China Recycling Energy Corp. (a)(d)	8,068	11,658
Cintas Corp. (d)	16,149	1,068,095
Copart, Inc. (a)	17,440	600,459
Courier Corp.	2,416	32,568
Fuel Tech, Inc. (a)	2,055	9,391
G&K Services, Inc. Class A	2,732	152,691
Guanwei Recycling Corp. (a)	700	560
Healthcare Services Group, Inc.	9,323	254,798
Heritage-Crystal Clean, Inc. (a)(d)	2,262	36,215
Herman Miller, Inc.	7,658	227,596
Hudson Technologies, Inc. (a)(d)	2,825	8,645
Industrial Services of America, Inc. (a)	694	4,303
InnerWorkings, Inc. (a)	5,932	51,430
Interface, Inc.	8,835	150,460
Intersections, Inc. (d)	1,282	4,487
Kimball International, Inc. Class B	4,484	71,206
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
MagneGas Corp. (a)(d)	7,634	$ 8,932
McGrath RentCorp.	3,752	138,824
Mobile Mini, Inc.	6,273	245,713
Multi-Color Corp.	2,812	130,421
Performant Financial Corp. (a)	6,317	60,770
Perma-Fix Environmental Services, Inc. (a)	973	3,736
Pointer Telocation Ltd. (a)	1,202	8,702
Quest Resource Holding Corp. (a)(d)	13,559	53,151
R.R. Donnelley & Sons Co.	26,559	469,298
SP Plus Corp. (a)(d)	4,508	97,598
Stericycle, Inc. (a)(d)	11,744	1,395,774
Swisher Hygiene, Inc. (a)	1,825	6,698
Tetra Tech, Inc.	9,033	230,342
U.S. Ecology, Inc.	3,073	131,340
United Stationers, Inc.	5,641	229,307
Virco Manufacturing Co. (a)	1,086	3,084
West Corp.	11,730	347,912
		6,315,975
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B (d)	871	25,120
Aegion Corp. (a)(d)	5,432	133,953
Foster Wheeler AG	13,470	439,661
Great Lakes Dredge & Dock Corp. (a)(d)	11,521	87,790
Integrated Electrical Services, Inc. (a)	2,420	18,440
Layne Christensen Co. (a)(d)	2,286	26,015
MYR Group, Inc. (a)	3,835	89,662
Northwest Pipe Co. (a)	1,707	63,091
Primoris Services Corp.	6,998	203,222
Sterling Construction Co., Inc. (a)	3,450	29,394
		1,116,348
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,672	3,678
Allied Motion Technologies, Inc.	899	14,699
Altair Nanotechnologies, Inc. (a)	613	2,182
American Superconductor Corp. (a)(d)	14,941	26,520
Ballard Power Systems, Inc. (a)(d)	17,575	67,080
Broadwind Energy, Inc. (a)	1,948	17,844
Capstone Turbine Corp. (a)(d)	43,382	54,228
Encore Wire Corp.	2,696	114,445
Enphase Energy, Inc. (a)	5,276	74,286
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Franklin Electric Co., Inc.	6,800	$ 258,128
FuelCell Energy, Inc. (a)(d)	40,147	101,973
Highpower International, Inc. (a)	815	5,151
Hydrogenics Corp. (a)(d)	1,099	23,497
Ideal Power, Inc. (a)	1,350	10,854
Jinpan International Ltd.	1,698	11,631
LSI Industries, Inc.	2,044	14,369
MagneTek, Inc. (a)	403	11,586
Ocean Power Technologies, Inc. (a)(d)	1,435	1,880
Pioneer Power Solutions, Inc. (a)	1,000	8,500
Plug Power, Inc. (a)(d)	22,174	123,731
Powell Industries, Inc.	1,530	80,616
Power Solutions International, Inc. (a)(d)	1,437	98,219
Preformed Line Products Co.	648	36,871
Real Goods Solar, Inc. Class A (a)(d)	5,918	8,877
Revolution Lighting Technologies, Inc. (a)(d)	12,720	26,330
SolarCity Corp. (a)(d)	12,669	870,107
Ultralife Corp. (a)	1,473	5,008
Vicor Corp. (a)	2,510	20,582
		2,092,872
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	4,899	130,607
Machinery - 0.8%
Adept Technology, Inc. (a)(d)	1,739	14,034
Altra Industrial Motion Corp.	3,583	119,171
American Railcar Industries, Inc.	2,976	237,187
ARC Group Worldwide, Inc. (a)(d)	2,040	40,718
Astec Industries, Inc.	3,044	126,448
Chart Industries, Inc. (a)(d)	4,083	273,112
Cleantech Solutions International, Inc. (a)(d)	197	1,007
Columbus McKinnon Corp. (NY Shares)	2,761	69,191
Commercial Vehicle Group, Inc. (a)	7,129	57,175
Dynamic Materials Corp.	2,673	53,353
Eastern Co.	613	9,661
Energy Recovery, Inc. (a)(d)	6,140	29,104
ExOne Co. (a)(d)	1,745	51,076
FreightCar America, Inc.	1,844	54,933
Gencor Industries, Inc. (a)	519	5,242
Hardinge, Inc.	2,221	25,097
Hurco Companies, Inc.	804	26,645
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Key Technology, Inc. (a)	313	$ 4,119
L.B. Foster Co. Class A	2,166	113,628
Lincoln Electric Holdings, Inc.	11,014	783,095
Manitex International, Inc. (a)	2,422	32,673
MFRI, Inc. (a)	997	12,702
Middleby Corp. (a)	7,879	679,406
NN, Inc.	2,377	69,361
Nordson Corp.	9,375	759,938
Omega Flex, Inc.	1,368	24,090
PACCAR, Inc.	49,648	3,118,391
PMFG, Inc. (a)	2,024	10,849
RBC Bearings, Inc.	3,063	189,355
Sun Hydraulics Corp.	3,529	141,266
Tecumseh Products Co. (a)	1,527	8,001
TriMas Corp. (a)	6,222	197,237
Twin Disc, Inc.	1,895	61,303
Westport Innovations, Inc. (a)(d)	8,193	118,061
Woodward, Inc.	9,200	480,516
		7,997,145
Marine - 0.1%
Diana Containerships, Inc. (d)	4,570	12,202
DryShips, Inc. (d)	57,275	188,435
Euroseas Ltd. (a)	2,727	3,109
Knightsbridge Tankers Ltd.	2,869	35,174
Paragon Shipping, Inc. Class A (a)(d)	5,459	27,841
Rand Logistics, Inc. (a)	1,744	10,987
Seanergy Martime Holdings Corp. (a)	799	1,175
Star Bulk Carriers Corp. (a)(d)	10,982	154,627
Ultrapetrol (Bahamas) Ltd. (a)(d)	18,026	60,387
		493,937
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	3,080	106,630
Acacia Research Corp.	7,399	131,628
Advisory Board Co. (a)(d)	5,060	250,976
Barrett Business Services, Inc.	849	50,252
Corp. Resources Services, Inc. (a)(d)	18,533	34,286
CRA International, Inc. (a)	945	25,430
Exponent, Inc.	2,273	166,065
Heidrick & Struggles International, Inc.	4,893	105,982
Hudson Global, Inc. (a)	2,817	10,874
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Huron Consulting Group, Inc. (a)	3,280	$ 198,374
ICF International, Inc. (a)	2,695	91,037
Kelly Services, Inc. Class A (non-vtg.)	4,389	73,340
Kforce, Inc.	4,815	96,637
Lightbridge Corp. (a)(d)	2,205	6,593
Odyssey Marine Exploration, Inc. (a)(d)	6,577	7,498
Paylocity Holding Corp. (a)(d)	6,646	151,064
Pendrell Corp. (a)	29,604	45,590
RCM Technologies, Inc. (a)	2,327	17,313
Resources Connection, Inc.	8,859	135,631
RPX Corp. (a)	8,499	129,100
Verisk Analytics, Inc. (a)	23,034	1,478,552
VSE Corp.	787	46,693
		3,359,545
Road & Rail - 0.6%
AMERCO	2,689	747,031
ArcBest Corp.	3,337	119,798
Avis Budget Group, Inc. (a)	14,319	966,676
Covenant Transport Group, Inc. Class A (a)	1,650	22,935
Heartland Express, Inc.	12,396	290,686
J.B. Hunt Transport Services, Inc.	16,425	1,240,909
Landstar System, Inc.	6,202	420,899
Marten Transport Ltd.	4,918	97,376
Old Dominion Freight Lines, Inc. (a)	11,815	787,706
P.A.M. Transportation Services, Inc. (a)	1,209	44,394
Patriot Transportation Holding, Inc. (a)	1,246	43,224
Providence & Worcester Railroad Co.	595	10,317
Quality Distribution, Inc. (a)	3,605	50,614
Saia, Inc. (a)	3,367	159,831
Student Transportation, Inc. (d)	13,725	88,866
U.S.A. Truck, Inc. (a)(d)	1,050	19,730
Universal Truckload Services, Inc.	4,206	104,687
Werner Enterprises, Inc.	10,569	263,168
YRC Worldwide, Inc. (a)	4,673	108,507
		5,587,354
Trading Companies & Distributors - 0.4%
Aceto Corp.	3,951	75,938
Beacon Roofing Supply, Inc. (a)	7,004	199,754
DXP Enterprises, Inc. (a)	1,970	157,836
Essex Rental Corp. (a)	2,219	5,681
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Fastenal Co. (d)	41,414	$ 1,875,226
General Finance Corp. (a)	2,908	25,474
H&E Equipment Services, Inc.	4,566	186,795
HD Supply Holdings, Inc. (a)	26,748	742,792
Houston Wire & Cable Co.	3,327	43,318
Lawson Products, Inc. (a)	1,231	21,912
Rush Enterprises, Inc.:
Class A (a)(d)	4,637	170,039
Class B (a)	1,009	32,762
Stock Building Supply Holdings, Inc.	3,539	60,163
Titan Machinery, Inc. (a)(d)	3,266	40,204
Willis Lease Finance Corp. (a)	1,056	22,366
		3,660,260
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)	950	32,785
TOTAL INDUSTRIALS		44,023,592
INFORMATION TECHNOLOGY - 47.2%
Communications Equipment - 4.6%
ADTRAN, Inc.	7,759	179,078
Alliance Fiber Optic Products, Inc. (d)	2,190	32,456
Applied Optoelectronics, Inc.	1,714	36,405
Arris Group, Inc. (a)	19,919	609,721
Aruba Networks, Inc. (a)	15,184	324,178
AudioCodes Ltd. (a)(d)	5,503	31,257
Aviat Networks, Inc. (a)	4,784	7,511
Bel Fuse, Inc.:
Class A	300	6,798
Class B (non-vtg.)	3,414	80,366
Black Box Corp.	2,605	61,608
Brocade Communications Systems, Inc.	60,466	637,916
CalAmp Corp. (a)(d)	4,339	83,656
Ceragon Networks Ltd. (a)	5,140	12,593
Cisco Systems, Inc.	708,881	17,714,936
Clearfield, Inc. (a)(d)	1,913	25,615
ClearOne, Inc. (a)	2,453	23,034
CommScope Holding Co., Inc.	25,736	662,959
Communications Systems, Inc.	2,071	23,382
Comtech Telecommunications Corp.	2,432	92,513
Digi International, Inc. (a)	2,136	17,814
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
DragonWave, Inc. (a)(d)	15,246	$ 22,575
EchoStar Holding Corp. Class A (a)	5,605	282,660
EMCORE Corp. (a)(d)	3,920	17,170
Energous Corp. (d)	2,121	25,961
EXFO, Inc. (sub. vtg.) (a)	2,252	9,838
Extreme Networks, Inc. (a)	12,949	69,018
F5 Networks, Inc. (a)(d)	10,417	1,293,687
Finisar Corp. (a)(d)	12,801	259,988
Gilat Satellite Networks Ltd. (a)	5,055	23,910
Harmonic, Inc. (a)	11,702	76,882
Infinera Corp. (a)(d)	17,688	187,139
InterDigital, Inc.	5,341	236,980
Ituran Location & Control Ltd.	3,298	72,226
Ixia (a)	10,307	99,153
JDS Uniphase Corp. (a)	32,789	378,713
KVH Industries, Inc. (a)	2,995	37,228
Meru Networks, Inc. (a)(d)	1,641	5,858
Mitel Networks Corp. (a)(d)	14,613	146,422
MRV Communications, Inc. (a)	1,761	23,034
NETGEAR, Inc. (a)	4,728	157,064
Novatel Wireless, Inc. (a)	2,420	5,445
NumereX Corp. Class A (a)(d)	2,247	25,739
Oclaro, Inc. (a)(d)	14,231	24,904
Oplink Communications, Inc.	2,496	48,223
Parkervision, Inc. (a)(d)	10,867	13,475
PC-Tel, Inc.	2,538	19,847
Polycom, Inc. (a)	19,720	261,290
Procera Networks, Inc. (a)(d)	2,618	26,939
QUALCOMM, Inc.	233,735	17,787,234
Radware Ltd. (a)	5,943	102,992
Riverbed Technology, Inc. (a)	22,441	422,788
ShoreTel, Inc. (a)	8,909	59,690
Sierra Wireless, Inc. (a)(d)	4,002	112,040
Silicom Ltd.	1,049	32,571
Sonus Networks, Inc. (a)	31,557	118,970
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	30,149	376,561
Tessco Technologies, Inc.	822	26,477
Ubiquiti Networks, Inc. (a)(d)	12,123	549,899
UTStarcom Holdings Corp. (a)	4,655	14,384
ViaSat, Inc. (a)(d)	6,981	397,498
Westell Technologies, Inc. Class A (a)	3,694	7,092
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Wi-Lan, Inc.	14,813	$ 57,356
xG Technology, Inc. (a)	4,785	9,426
Zhone Technologies, Inc. (a)	2,208	7,618
		44,597,760
Electronic Equipment & Components - 1.1%
Acorn Energy, Inc. (a)	1,217	2,276
Agilysys, Inc. (a)	3,902	48,697
CDW Corp.	23,479	775,746
China BAK Battery, Inc. (a)	782	2,854
Chyronhego Corp. (a)	3,587	9,900
ClearSign Combustion Corp. (a)	1,890	14,837
Cognex Corp. (a)	12,009	504,138
Coherent, Inc. (a)	3,297	212,558
Control4 Corp. (d)	4,133	61,416
CUI Global, Inc. (a)(d)	5,386	39,910
Daktronics, Inc.	6,101	80,289
Deswell Industries, Inc.	1,530	3,366
Digital Ally, Inc. (a)	179	3,340
DTS, Inc. (a)	2,719	64,957
Echelon Corp. (a)	3,399	7,784
Elecsys Corp. (a)	772	11,742
Electro Rent Corp.	3,871	58,568
Electro Scientific Industries, Inc.	4,034	29,932
FARO Technologies, Inc. (a)	2,219	128,724
FEI Co.	5,827	489,701
Flextronics International Ltd. (a)	81,049	894,781
FLIR Systems, Inc.	19,367	654,411
Frequency Electronics, Inc. (a)	801	9,348
GSI Group, Inc. (a)	8,763	112,342
HLS Systems International Ltd. (a)(d)	8,105	178,877
I. D. Systems Inc. (a)	730	3,862
Identiv, Inc. (a)	478	8,169
II-VI, Inc. (a)	8,381	116,999
Insight Enterprises, Inc. (a)	5,828	152,927
IPG Photonics Corp. (a)(d)	7,271	499,372
Itron, Inc. (a)(d)	5,253	221,782
KEY Tronic Corp. (a)	2,433	26,690
Littelfuse, Inc.	3,225	296,410
LoJack Corp. (a)	1,208	4,832
LRAD Corp. (a)	2,260	7,481
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Magal Security Systems Ltd. (a)	1,252	$ 5,108
Maxwell Technologies, Inc. (a)(d)	4,281	43,966
Measurement Specialties, Inc. (a)	2,148	184,341
Mercury Systems, Inc. (a)	5,438	60,742
Mesa Laboratories, Inc.	474	33,749
MicroVision, Inc. (a)	15,058	30,869
MOCON, Inc.	740	11,618
MTS Systems Corp.	2,091	148,628
Multi-Fineline Electronix, Inc. (a)	4,768	48,300
Napco Security Technolgies, Inc. (a)	2,823	14,030
National Instruments Corp.	17,113	567,296
Neonode, Inc. (a)(d)	3,560	10,787
NetList, Inc. (a)	1,689	1,925
Newport Corp. (a)	4,771	90,029
Orbotech Ltd. (a)	5,875	95,293
OSI Systems, Inc. (a)	2,900	202,304
PC Connection, Inc.	3,482	78,972
PC Mall, Inc. (a)	1,383	14,439
Perceptron, Inc.	784	8,624
Planar Systems, Inc. (a)	3,615	18,039
Plexus Corp. (a)	5,105	210,275
RadiSys Corp. (a)	1,899	5,849
Research Frontiers, Inc. (a)(d)	3,992	20,319
Richardson Electronics Ltd.	1,588	16,182
RMG Networks Holding Corp. (a)	2,029	3,023
Rofin-Sinar Technologies, Inc. (a)	3,325	79,667
Sanmina Corp. (a)	10,912	256,214
ScanSource, Inc. (a)	3,964	152,852
Speed Commerce, Inc. (a)(d)	10,191	33,528
Supercom Ltd. (a)	1,796	20,995
Tech Data Corp. (a)	5,058	341,415
Trimble Navigation Ltd. (a)	35,846	1,192,238
TTM Technologies, Inc. (a)(d)	15,075	115,324
Uni-Pixel, Inc. (a)(d)	1,194	9,242
Universal Display Corp. (a)(d)	6,511	226,192
Viasystems Group, Inc. (a)	2,351	25,038
Wayside Technology Group, Inc.	667	10,519
Zebra Technologies Corp. Class A (a)	7,352	573,677
		10,700,626
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 11.2%
21Vianet Group, Inc. ADR (a)(d)	6,460	$ 176,423
Akamai Technologies, Inc. (a)	24,430	1,476,061
Angie's List, Inc. (a)(d)	7,239	55,523
Autobytel, Inc. (a)	1,168	9,566
Baidu.com, Inc. sponsored ADR (a)	38,334	8,223,410
Bazaarvoice, Inc. (a)(d)	11,799	86,133
Benefitfocus, Inc.	3,174	104,805
Blucora, Inc. (a)(d)	5,688	88,619
Borderfree, Inc. (a)	4,776	66,912
Brightcove, Inc. (a)(d)	5,896	35,848
BroadVision, Inc. (a)	599	5,870
Carbonite, Inc. (a)	4,674	49,825
China Finance Online Co. Ltd. ADR (a)(d)	2,033	18,907
ChinaCache International Holdings Ltd. sponsored ADR (a)(d)	2,073	30,183
comScore, Inc. (a)	5,004	191,703
Constant Contact, Inc. (a)	4,524	141,013
Conversant, Inc. (a)(d)	9,055	249,375
Cornerstone OnDemand, Inc. (a)(d)	7,209	269,905
CoStar Group, Inc. (a)	4,341	628,360
Criteo SA sponsored ADR (d)	2,076	77,954
Cyren Ltd. (a)(d)	3,908	9,496
DealerTrack Holdings, Inc. (a)(d)	7,435	332,791
Digital River, Inc. (a)	3,906	59,645
E2open, Inc. (a)(d)	4,553	68,750
EarthLink Holdings Corp.	12,408	51,245
eBay, Inc. (a)	174,730	9,697,515
eGain Communications Corp. (a)(d)	3,510	22,920
Endurance International Group Holdings, Inc. (d)	17,252	232,212
Equinix, Inc. (a)(d)	6,950	1,516,907
Facebook, Inc. Class A (a)	275,894	20,642,389
Five9, Inc. (d)	7,472	43,861
GigaMedia Ltd. (a)	5,039	4,939
Global Eagle Entertainment, Inc. (a)(d)	9,872	124,585
Gogo, Inc. (a)(d)	11,901	201,484
Google, Inc.:
Class A (a)	39,240	22,851,806
Class C (a)	46,315	26,473,654
IAC/InterActiveCorp	10,641	740,507
Internap Network Services Corp. (a)	8,720	59,645
iPass, Inc. (a)	4,991	5,790
j2 Global, Inc.	6,267	334,971
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Jiayuan.com International Ltd. sponsored ADR	1,386	$ 8,011
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	3,138
Limelight Networks, Inc. (a)	18,128	42,963
Liquidity Services, Inc. (a)	4,312	65,715
LiveDeal, Inc. (a)(d)	1,819	7,221
LivePerson, Inc. (a)	7,184	92,745
LogMeIn, Inc. (a)	3,207	135,592
Marchex, Inc. Class B	4,496	38,576
Marketo, Inc. (a)(d)	5,715	167,335
MeetMe, Inc. (a)(d)	4,787	11,010
MercadoLibre, Inc. (d)	6,109	702,168
Move, Inc. (a)	5,132	81,599
Net Element International, Inc. (a)(d)	2,798	4,393
NetEase.com, Inc. sponsored ADR	10,237	901,265
NIC, Inc.	8,716	163,338
Perficient, Inc. (a)	5,589	96,243
Perion Network Ltd. (a)(d)	10,749	70,621
Points International Ltd. (a)	1,800	31,860
QuinStreet, Inc. (a)	17,203	82,402
RealNetworks, Inc. (a)	10,744	82,729
Reis, Inc.	2,133	50,595
Remark Media, Inc. (a)(d)	1,698	11,886
Rocket Fuel, Inc. (d)	4,697	76,514
SciQuest, Inc. (a)(d)	3,494	55,799
Selectica, Inc. (a)	245	1,406
Sify Technologies Ltd. sponsored ADR	1,965	4,009
SINA Corp. (a)(d)	9,154	422,732
Sohu.com, Inc. (a)(d)	5,108	301,678
SPS Commerce, Inc. (a)	2,584	144,549
Stamps.com, Inc. (a)	2,385	80,279
Support.com, Inc. (a)	3,686	8,883
Synacor, Inc. (a)	2,654	5,361
TechTarget, Inc. (a)	3,566	30,882
TheStreet.com, Inc.	1,783	4,208
Travelzoo, Inc. (a)	2,792	47,604
TrueCar, Inc. (d)	10,269	212,260
Tucows, Inc. (a)	1,777	28,752
United Online, Inc.	1,177	15,030
Unwired Planet, Inc. (d)	19,751	41,477
VeriSign, Inc. (a)(d)	18,110	1,033,628
Viggle, Inc. (a)	2,471	7,635
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VistaPrint Ltd. (a)(d)	4,396	$ 212,239
Web.com Group, Inc. (a)	7,385	139,946
WebMD Health Corp. (a)(d)	5,464	264,184
Weibo Corp. sponsored ADR (d)	2,816	56,095
Wix.com Ltd. (a)	4,640	76,374
Xoom Corp. (a)(d)	4,851	110,894
Xunlei Ltd. sponsored ADR	788	8,849
Yahoo!, Inc. (a)	140,162	5,397,639
Yandex NV (a)(d)	34,463	979,783
YY, Inc. ADR (a)(d)	4,768	404,756
Zillow, Inc. (a)(d)	4,660	668,524
Zix Corp. (a)	11,279	43,424
		109,198,305
IT Services - 2.0%
Acxiom Corp. (a)(d)	10,403	192,924
Amdocs Ltd.	21,902	1,031,584
Automatic Data Processing, Inc.	66,049	5,513,771
Blackhawk Network Holdings, Inc. (a)	4,655	128,385
Blackhawk Network Holdings, Inc. (a)	1,500	41,205
Cardtronics, Inc. (a)	6,123	217,367
Cass Information Systems, Inc.	1,506	70,662
China Information Technology, Inc. (a)(d)	4,390	21,731
Cognizant Technology Solutions Corp. Class A (a)	84,193	3,850,146
Computer Task Group, Inc.	2,070	26,455
CSG Systems International, Inc.	4,770	132,224
Datalink Corp. (a)	3,140	38,748
Edgewater Technology, Inc. (a)	1,090	7,423
Euronet Worldwide, Inc. (a)	7,123	379,656
ExlService Holdings, Inc. (a)	4,228	115,298
Fiserv, Inc. (a)	34,191	2,204,294
Forrester Research, Inc.	3,173	123,303
Hackett Group, Inc.	3,105	19,468
iGATE Corp. (a)	7,807	292,138
Information Services Group, Inc. (a)	4,653	19,775
Innodata, Inc. (a)	1,720	5,332
InterCloud Systems, Inc. (a)	1,008	5,292
Jack Henry & Associates, Inc.	11,696	676,146
JetPay Corp. (a)	3,116	5,765
Lionbridge Technologies, Inc. (a)	8,753	40,614
ManTech International Corp. Class A	3,605	104,473
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mattersight Corp. (a)	1,970	$ 9,614
ModusLink Global Solutions, Inc. (a)(d)	7,178	29,358
MoneyGram International, Inc. (a)	6,835	96,100
NCI, Inc. Class A (a)	868	7,934
Newtek Business Services, Inc. (a)	2,552	7,222
Paychex, Inc. (d)	50,337	2,096,536
PFSweb, Inc. (a)	1,898	16,209
Planet Payment, Inc. (a)	4,746	11,438
PRG-Schultz International, Inc. (a)	7,320	45,530
QIWI PLC Class B sponsored ADR (d)	3,053	113,846
Sabre Corp.	36,649	668,111
Sapient Corp. (a)	18,606	269,973
ServiceSource International, Inc. (a)(d)	10,115	38,437
Sykes Enterprises, Inc. (a)	5,936	124,300
Syntel, Inc. (a)	5,816	519,776
Sysorex Global Holdings Corp. (a)	2,625	9,765
Teletech Holdings, Inc. (a)	6,772	181,828
Virtusa Corp. (a)	3,964	134,974
		19,645,130
Semiconductors & Semiconductor Equipment - 8.4%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	12,062
Advanced Energy Industries, Inc. (a)	5,102	98,214
Aixtron AG sponsored ADR (a)(d)	770	10,072
Alpha & Omega Semiconductor Ltd. (a)	4,993	46,035
Altera Corp.	42,538	1,503,293
Ambarella, Inc. (a)(d)	3,723	127,513
Amkor Technology, Inc. (a)	32,851	341,650
Amtech Systems, Inc. (a)	792	8,427
ANADIGICS, Inc. (a)(d)	5,180	3,245
Analog Devices, Inc.	42,979	2,197,086
Applied Materials, Inc.	168,962	3,903,867
Applied Micro Circuits Corp. (a)(d)	11,239	95,194
ARM Holdings PLC sponsored ADR	17,617	854,953
Ascent Solar Technologies, Inc. (a)	197	558
ASM International NV (depositary receipt)	565	21,956
ASML Holding NV (d)	11,797	1,133,928
Atmel Corp. (a)	59,125	523,848
Audience, Inc. (a)(d)	2,217	19,022
Avago Technologies Ltd.	34,617	2,841,710
Axcelis Technologies, Inc. (a)	15,551	31,413
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AXT, Inc. (a)	2,879	$ 6,996
Broadcom Corp. Class A	74,222	2,922,862
Brooks Automation, Inc.	9,301	105,473
BTU International, Inc. (a)	667	2,294
Cabot Microelectronics Corp. (a)	4,306	184,727
Camtek Ltd. (a)(d)	4,082	16,573
Canadian Solar, Inc. (a)	7,701	272,923
Cascade Microtech, Inc. (a)	2,096	23,056
Cavium, Inc. (a)(d)	7,358	413,372
Ceva, Inc. (a)	2,635	39,947
China Sunergy Co. Ltd. ADR (a)	811	2,409
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	4,551	108,905
Cirrus Logic, Inc. (a)(d)	8,650	209,157
Cohu, Inc.	2,800	34,440
Cree, Inc. (a)(d)	16,849	767,640
CVD Equipment Corp. (a)(d)	958	12,933
Cypress Semiconductor Corp. (d)	22,346	246,923
Diodes, Inc. (a)	7,769	197,721
DSP Group, Inc. (a)	2,840	25,503
Entegris, Inc. (a)	20,543	249,392
Entropic Communications, Inc. (a)	15,161	39,873
EZchip Semiconductor Ltd. (a)	4,218	117,851
Fairchild Semiconductor International, Inc. (a)	16,589	291,137
First Solar, Inc. (a)(d)	13,743	957,612
FormFactor, Inc. (a)	6,222	43,803
GSI Technology, Inc. (a)	3,580	20,263
GT Advanced Technologies, Inc. (a)(d)	18,100	322,361
Hanwha Solarone Co. Ltd. ADR (a)(d)	4,357	9,542
Himax Technologies, Inc. sponsored ADR (d)	13,438	111,804
Ikanos Communications, Inc. (a)	7,650	2,873
Integrated Device Technology, Inc. (a)	19,850	326,533
Integrated Silicon Solution, Inc.	6,835	101,363
Intel Corp.	689,084	24,062,813
Intermolecular, Inc. (a)(d)	4,427	9,828
Intersil Corp. Class A	18,593	279,732
IXYS Corp.	3,572	42,828
JA Solar Holdings Co. Ltd. ADR (a)(d)	5,866	54,261
KLA-Tencor Corp.	22,874	1,748,031
Kopin Corp. (a)	11,693	46,421
Kulicke & Soffa Industries, Inc. (a)	9,846	144,638
Lam Research Corp.	22,615	1,626,245
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lattice Semiconductor Corp. (a)	16,583	$ 124,538
Linear Technology Corp. (d)	32,302	1,457,143
M/A-COM Technology Solutions, Inc. (a)	6,372	150,889
Marvell Technology Group Ltd.	70,110	975,230
Mattson Technology, Inc. (a)	6,860	16,876
Maxim Integrated Products, Inc.	38,943	1,202,949
Mellanox Technologies Ltd. (a)(d)	6,667	278,614
Micrel, Inc.	11,703	146,639
Microchip Technology, Inc. (d)	28,278	1,380,815
Micron Technology, Inc. (a)(d)	148,542	4,842,469
Microsemi Corp. (a)	12,813	341,338
MKS Instruments, Inc.	7,532	255,636
Monolithic Power Systems, Inc.	5,368	256,483
Montage Tech Group Ltd. (d)	3,911	84,008
MoSys, Inc. (a)(d)	4,925	15,859
Nanometrics, Inc. (a)	6,572	109,884
Nova Measuring Instruments Ltd. (a)	5,479	61,146
NVE Corp. (a)	649	44,781
NVIDIA Corp. (d)	76,477	1,487,478
NXP Semiconductors NV (a)	35,180	2,410,534
O2Micro International Ltd. sponsored ADR (a)	3,450	10,626
Omnivision Technologies, Inc. (a)	7,797	211,377
ON Semiconductor Corp. (a)	59,397	579,715
PDF Solutions, Inc. (a)	4,293	85,731
Peregrine Semiconductor Corp. (a)	4,520	56,274
Pericom Semiconductor Corp. (a)	2,086	20,401
Photronics, Inc. (a)(d)	8,213	72,521
Pixelworks, Inc. (a)(d)	3,092	20,500
PMC-Sierra, Inc. (a)	23,908	176,441
Power Integrations, Inc.	4,835	289,036
QuickLogic Corp. (a)(d)	8,825	29,917
Rambus, Inc. (a)	14,949	185,517
RF Micro Devices, Inc. (a)(d)	39,710	495,184
Rubicon Technology, Inc. (a)(d)	3,052	19,044
SemiLEDs Corp. (a)	2,000	1,601
Semtech Corp. (a)	11,270	293,640
Sigma Designs, Inc. (a)	2,862	13,852
Silicon Image, Inc. (a)	10,702	54,152
Silicon Laboratories, Inc. (a)	5,779	261,962
Silicon Motion Technology Corp. sponsored ADR	4,403	118,705
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	8,286	60,902
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc.	25,971	$ 1,471,517
SunEdison Semiconductor Ltd.	6,312	106,042
SunPower Corp. (a)(d)	17,962	686,508
Synaptics, Inc. (a)	4,856	398,678
Tessera Technologies, Inc.	7,502	221,834
Texas Instruments, Inc.	149,085	7,182,915
Tower Semiconductor Ltd. (a)	2,737	32,023
TriQuint Semiconductor, Inc. (a)	24,850	513,525
Ultra Clean Holdings, Inc. (a)	4,578	44,178
Ultratech, Inc. (a)(d)	3,768	97,440
Veeco Instruments, Inc. (a)(d)	5,282	186,824
Vimicro International Corp. sponsored ADR (a)	1,883	7,118
Vitesse Semiconductor Corp. (a)	10,824	36,152
Xcerra Corp. (a)	6,295	65,783
Xilinx, Inc.	37,367	1,578,756
		81,306,804
Software - 9.6%
ACI Worldwide, Inc. (a)	15,306	298,008
Activision Blizzard, Inc.	99,198	2,335,121
Actuate Corp. (a)	9,005	39,982
Adobe Systems, Inc. (a)	69,528	4,999,063
Advent Software, Inc.	6,850	221,324
Allot Communications Ltd. (a)(d)	4,337	46,970
American Software, Inc. Class A	7,028	64,658
ANSYS, Inc. (a)	12,742	1,035,925
Aspen Technology, Inc. (a)	12,820	526,774
Attunity Ltd. (a)	1,304	8,932
Autodesk, Inc. (a)	31,196	1,673,353
Aware, Inc.	5,225	21,527
Blackbaud, Inc.	7,785	302,759
BluePhoenix Solutions Ltd. (a)	284	1,085
Bottomline Technologies, Inc. (a)(d)	4,924	138,660
BroadSoft, Inc. (a)	3,563	85,013
CA Technologies, Inc.	60,843	1,718,206
Cadence Design Systems, Inc. (a)(d)	39,946	704,647
Callidus Software, Inc. (a)(d)	7,078	81,255
Changyou.com Ltd. (A Shares) ADR (a)	1,356	32,625
Check Point Software Technologies Ltd. (a)(d)	26,947	1,913,776
China Mobile Games & Entertainment Group Ltd. ADR (a)(d)	2,307	42,310
Cimatron Ltd. (a)	2,212	14,334
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)(d)	22,924	$ 1,610,640
ClickSoftware Technologies Ltd.	3,738	29,754
CommVault Systems, Inc. (a)	6,325	348,761
Compuware Corp.	31,019	290,028
Comverse, Inc. (a)	3,280	80,983
Concur Technologies, Inc. (a)(d)	7,885	791,496
CounterPath Corp. (a)	9,524	10,381
Covisint Corp. (d)	5,007	24,084
Datawatch Corp. (a)(d)	1,145	15,103
Descartes Systems Group, Inc. (a)	9,813	137,182
Digimarc Corp.	697	16,623
Ebix, Inc. (d)	4,762	73,525
Electronic Arts, Inc. (a)	43,218	1,635,369
EnerNOC, Inc. (a)(d)	4,551	89,382
Envivio, Inc. (a)	4,709	8,429
EPIQ Systems, Inc.	5,614	81,684
ePlus, Inc. (a)	1,018	59,522
Evolving Systems, Inc.	1,208	11,404
FalconStor Software, Inc. (a)	4,107	5,586
FireEye, Inc. (d)	20,094	625,727
Fortinet, Inc. (a)	22,599	583,280
Glu Mobile, Inc. (a)(d)	11,690	60,320
Guidance Software, Inc. (a)(d)	5,863	45,907
Informatica Corp. (a)	15,309	521,348
Interactive Intelligence Group, Inc. (a)(d)	2,955	126,504
Intuit, Inc.	39,067	3,249,593
Jive Software, Inc. (a)(d)	10,905	76,117
Kofax Ltd. (a)(d)	12,750	101,108
KongZhong Corp. sponsored ADR (a)	3,713	29,593
Liquid Holdings Group, Inc. (a)(d)	5,292	8,838
Magic Software Enterprises Ltd.	6,571	47,245
Majesco Entertainment Co. (a)	484	745
Mandalay Digital Group, Inc. (a)(d)	8,273	45,088
Manhattan Associates, Inc. (a)	12,413	358,487
Materialise NV ADR (a)	1,990	24,915
Mentor Graphics Corp.	16,364	356,899
MICROS Systems, Inc. (a)	10,326	701,858
Microsoft Corp.	1,143,527	51,950,432
MicroStrategy, Inc. Class A (a)	1,213	168,522
Mitek Systems, Inc. (a)	2,622	6,476
MobileIron, Inc. (d)	9,200	106,628
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Monotype Imaging Holdings, Inc.	5,395	$ 158,559
Net 1 UEPS Technologies, Inc. (a)	6,857	84,067
NetScout Systems, Inc. (a)	5,482	252,556
NetSol Technologies, Inc. (a)(d)	525	1,754
NICE Systems Ltd. sponsored ADR (d)	5,101	201,030
Nuance Communications, Inc. (a)(d)	44,091	749,988
Open Text Corp.	16,716	939,035
Parametric Technology Corp. (a)	16,413	635,019
Park City Group, Inc. (a)	3,147	32,886
Pegasystems, Inc.	10,821	240,226
Perfect World Co. Ltd. sponsored ADR Class B (d)	5,861	123,198
Progress Software Corp. (a)	6,790	157,256
Proofpoint, Inc. (a)(d)	5,257	209,649
QAD, Inc. Class A	2,149	44,463
Qlik Technologies, Inc. (a)	11,986	338,365
Qualys, Inc. (a)	4,838	117,563
RealPage, Inc. (a)(d)	11,423	184,139
Rovi Corp. (a)	12,599	291,415
Sapiens International Corp. NV (a)(d)	8,028	66,151
SeaChange International, Inc. (a)	3,765	28,576
Shanda Games Ltd. sponsored ADR (a)	9,265	59,574
Sky-mobi Ltd. ADR (a)	1,678	13,307
Smith Micro Software, Inc. (a)	2,943	2,943
Sonic Foundry, Inc. (a)	478	5,052
Splunk, Inc. (a)	16,342	881,651
SS&C Technologies Holdings, Inc. (a)	11,082	501,571
Sungy Mobile Ltd. ADR (d)	1,283	10,662
Symantec Corp.	96,201	2,335,760
Synchronoss Technologies, Inc. (a)	5,804	256,363
Synopsys, Inc. (a)	21,205	867,285
Take-Two Interactive Software, Inc. (a)(d)	11,199	263,288
Tangoe, Inc. (a)(d)	5,186	72,189
TeleCommunication Systems, Inc. Class A (a)	10,752	32,041
TeleNav, Inc. (a)	10,325	71,139
The9 Ltd. sponsored ADR (a)	1,168	3,761
TIBCO Software, Inc. (a)	22,686	472,776
TigerLogic Corp. (a)	4,013	3,973
TiVo, Inc. (a)	17,517	246,815
Top Image Systems Ltd. (a)	2,532	10,179
Tubemogul, Inc. (a)(d)	4,472	62,116
Ultimate Software Group, Inc. (a)	3,834	563,560
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Varonis Systems, Inc. (d)	3,211	$ 76,422
Vasco Data Security International, Inc. (a)	5,810	85,814
Verint Systems, Inc. (a)	7,518	376,877
Voltari Corp. (a)	320	704
Vringo, Inc. (a)(d)	14,917	15,066
Wave Systems Corp. Class A (a)(d)	8,768	11,223
Zynga, Inc. (a)	99,151	287,042
		93,266,921
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	834,841	85,571,186
Astro-Med, Inc.	800	10,624
BlackBerry Ltd. (a)(d)	72,233	735,332
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	2,371
Concurrent Computer Corp.	867	6,503
Cray, Inc. (a)(d)	5,869	165,564
Dot Hill Systems Corp. (a)	8,837	32,167
Electronics for Imaging, Inc. (a)	6,609	291,060
Hutchinson Technology, Inc. (a)	1,552	6,968
Immersion Corp. (a)	4,526	47,432
Intevac, Inc. (a)	3,335	23,779
Logitech International SA	22,242	306,050
NetApp, Inc.	45,525	1,919,334
On Track Innovations Ltd. (a)(d)	5,512	14,938
Overland Storage, Inc. (a)(d)	7,291	25,227
QLogic Corp. (a)	11,889	107,595
Qumu Corp. (a)	799	10,379
SanDisk Corp. (d)	31,360	3,072,026
Seagate Technology LLC (d)	45,351	2,838,066
Silicon Graphics International Corp. (a)(d)	4,487	43,973
Smart Technologies, Inc. Class A (a)(d)	3,897	7,872
Stratasys Ltd. (a)(d)	6,819	818,007
Super Micro Computer, Inc. (a)	6,058	148,360
Transact Technologies, Inc.	1,837	14,310
U.S.A. Technologies, Inc. (a)(d)	9,132	16,438
Western Digital Corp.	32,696	3,368,015
		99,603,576
TOTAL INFORMATION TECHNOLOGY		458,319,122
Common Stocks - continued
	Shares	Value
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	4,092	$ 158,892
Advanced Emissions Solutions, Inc. (a)	2,644	57,613
Balchem Corp.	4,091	210,441
Burcon NutraScience Corp. (a)	2,165	8,104
Codexis, Inc. (a)	3,083	7,831
ForceField Energy, Inc. (a)	2,236	13,304
Fuwei Films Holdings Co. Ltd. (a)	926	1,037
Gulf Resources, Inc. (a)	3,255	6,477
Hawkins, Inc.	1,552	57,114
Innophos Holdings, Inc.	3,568	207,479
Innospec, Inc.	3,951	166,653
Landec Corp. (a)	3,404	44,695
Marrone Bio Innovations, Inc. (d)	3,015	17,336
Metabolix, Inc. (a)(d)	2,402	1,633
Methanex Corp.	13,251	886,000
Northern Technologies International Corp. (a)	492	10,189
Penford Corp. (a)	1,477	20,117
Rentech, Inc. (a)	34,673	77,668
Senomyx, Inc. (a)(d)	5,739	46,658
Sigma Aldrich Corp.	16,506	1,716,624
		3,715,865
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	4,782	248,712
China Advanced Construction Materials Group, Inc. (a)	135	647
U.S. Concrete, Inc. (a)(d)	2,219	56,340
United States Lime & Minerals, Inc.	1,018	63,442
		369,141
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	23,420
Silgan Holdings, Inc.	9,517	479,181
UFP Technologies, Inc. (a)	1,423	33,199
		535,800
Metals & Mining - 0.4%
Century Aluminum Co. (a)	12,142	303,307
China Gerui Adv Mat Group Ltd. (a)	5,824	3,189
China Natural Resources, Inc. (a)	3,570	12,816
Globe Specialty Metals, Inc.	10,033	206,078
Handy & Harman Ltd. (a)	2,127	55,706
Haynes International, Inc.	1,701	84,336
Horsehead Holding Corp. (a)(d)	7,190	145,166
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Kaiser Aluminum Corp.	2,331	$ 187,762
Olympic Steel, Inc.	1,058	25,434
Pan American Silver Corp.	22,829	327,824
Randgold Resources Ltd. sponsored ADR (d)	7,003	589,302
Royal Gold, Inc.	8,970	697,418
Schnitzer Steel Industries, Inc. Class A	4,396	121,725
Silver Standard Resources, Inc. (a)(d)	10,541	98,769
Steel Dynamics, Inc.	31,777	738,497
Sutor Technology Group Ltd. (a)	5,943	4,517
Synalloy Corp.	766	13,673
Universal Stainless & Alloy Products, Inc. (a)	1,309	41,927
		3,657,446
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(d)	9,397	94,346
Pope Resources, Inc. LP	578	38,761
		133,107
TOTAL MATERIALS		8,411,359
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)(d)	11,467	89,099
Alaska Communication Systems Group, Inc. (a)	3,895	6,855
Atlantic Tele-Network, Inc.	2,582	151,408
B Communications Ltd.	3,875	77,500
Cogent Communications Group, Inc.	6,456	223,765
Consolidated Communications Holdings, Inc. (d)	5,910	144,086
Enventis Corp.	3,152	56,074
FairPoint Communications, Inc. (a)	3,318	53,619
Frontier Communications Corp.	137,123	932,436
General Communications, Inc. Class A (a)	7,547	84,828
Hawaiian Telcom Holdco, Inc. (a)(d)	3,036	83,490
inContact, Inc. (a)(d)	7,718	70,697
Inteliquent, Inc.	4,446	54,241
Internet Gold Golden Lines Ltd. (a)	2,697	25,756
Iridium Communications, Inc. (a)(d)	12,551	117,979
Lumos Networks Corp.	2,829	41,388
ORBCOMM, Inc. (a)	6,659	41,486
Towerstream Corp. (a)(d)	5,027	8,797
TW Telecom, Inc. (a)	18,940	777,203
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
VocalTec Communications Ltd. (a)(d)	2,203	$ 27,626
Windstream Holdings, Inc. (d)	84,530	955,189
		4,023,522
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV Series A sponsored ADR	1,398	34,321
Boingo Wireless, Inc. (a)	3,209	22,335
Leap Wireless International, Inc. rights	9,737	24,537
NII Holdings, Inc. (a)	23,726	3,262
NTELOS Holdings Corp.	2,909	38,370
Partner Communications Co. Ltd. ADR (a)	1,446	10,353
SBA Communications Corp. Class A (a)	17,867	1,970,551
Shenandoah Telecommunications Co.	3,124	86,285
Spok Holdings, Inc.	4,104	60,739
VimpelCom Ltd. sponsored ADR (d)	226,782	1,932,183
Vodafone Group PLC sponsored ADR (d)	71,823	2,466,402
		6,649,338
TOTAL TELECOMMUNICATION SERVICES		10,672,860
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	5,603	225,409
Otter Tail Corp.	5,630	160,399
		385,808
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	24,333
RGC Resources, Inc.	598	12,050
		36,383
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC (d)	11,154	447,387
Pattern Energy Group, Inc.	6,062	195,409
Terraform Power, Inc. (a)(d)	3,831	119,680
		762,476
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	12,196
Cadiz, Inc. (a)(d)	1,425	18,839
Connecticut Water Service, Inc.	2,590	85,341
Consolidated Water Co., Inc. (d)	1,157	14,069
Middlesex Water Co.	5,413	111,129
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Pure Cycle Corp. (a)(d)	3,377	$ 22,018
York Water Co.	1,805	36,425
		300,017
TOTAL UTILITIES		1,484,684
TOTAL COMMON STOCKS (Cost $595,809,716)		959,025,213
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (e) (Cost $999,728)	$ 1,000,000	999,757
Money Market Funds - 13.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	8,890,359	8,890,359
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	124,191,178	124,191,178
TOTAL MONEY MARKET FUNDS (Cost $133,081,537)		133,081,537
TOTAL INVESTMENT PORTFOLIO - 112.5% (Cost $729,890,981)		1,093,106,507
NET OTHER ASSETS (LIABILITIES) - (12.5)%		(121,582,948)
NET ASSETS - 100%		$ 971,523,559
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
151 CME E-mini NASDAQ 100 Index Contracts	Sept. 2014	$ 12,327,640	$ 392,819

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $477,884.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,443
Fidelity Securities Lending Cash Central Fund	600,922
Total	$ 608,365
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 171,940,936	$ 171,940,936	$ -	$ -
Consumer Staples	35,318,407	35,318,407	-	-
Energy	13,737,049	13,737,049	-	-
Financials	63,319,249	63,319,249	-	-
Health Care	151,797,955	151,785,019	-	12,936
Industrials	44,023,592	44,023,592	-	-
Information Technology	458,319,122	458,319,122	-	-
Materials	8,411,359	8,411,359	-	-
Telecommunication Services	10,672,860	10,648,323	-	24,537
Utilities	1,484,684	1,484,684	-	-
U.S. Government and Government Agency Obligations	999,757	-	999,757	-
Money Market Funds	133,081,537	133,081,537	-	-
Total Investments in Securities:	$ 1,093,106,507	$ 1,092,069,277	$ 999,757	$ 37,473
Derivative Instruments:
Assets
Futures Contracts	$ 392,819	$ 392,819	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $732,155,478. Net unrealized appreciation aggregated $360,951,029, of which $389,556,433 related to appreciated investment securities and $28,605,404 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index® Tracking Stock

August 31, 2014

1.805775.110

ETF-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.3%
China Automotive Systems, Inc.	1,496	$ 13,823
China XD Plastics Co. Ltd. (a)	2,300	15,893
Dorman Products, Inc. (a)(d)	2,283	102,347
Federal-Mogul Corp. Class A (a)	9,135	155,934
Fox Factory Holding Corp.	2,107	32,069
Fuel Systems Solutions, Inc. (a)	1,204	12,197
Gentex Corp.	8,488	250,820
Gentherm, Inc. (a)	2,108	102,976
Motorcar Parts of America, Inc. (a)	751	22,770
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	1,413	6,698
Remy International, Inc.	2,370	52,377
Shiloh Industries, Inc. (a)	1,219	20,369
SORL Auto Parts, Inc. (a)	1,082	4,328
Spartan Motors, Inc.	2,473	12,909
Strattec Security Corp.	223	17,894
Sypris Solutions, Inc.	1,501	6,559
The Goodyear Tire & Rubber Co.	16,334	424,194
		1,254,157
Automobiles - 0.5%
Kandi Technolgies, Inc. (a)(d)	2,497	44,596
Tesla Motors, Inc. (a)(d)	7,339	1,979,328
		2,023,924
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,436	69,158
LKQ Corp. (a)	18,194	516,710
Pool Corp.	2,880	163,181
VOXX International Corp. (a)	1,431	14,167
Weyco Group, Inc.	920	24,812
		788,028
Diversified Consumer Services - 0.2%
2U, Inc. (d)	2,153	40,692
American Public Education, Inc. (a)	1,202	36,493
Apollo Education Group, Inc. Class A (non-vtg.) (a)	6,698	186,003
Ascent Capital Group, Inc. (a)	764	47,681
Cambium Learning Group, Inc. (a)	2,174	3,587
Capella Education Co.	830	54,041
Career Education Corp. (a)	5,091	27,950
Collectors Universe, Inc.	776	15,636
Corinthian Colleges, Inc. (a)(d)	5,112	853
Education Management Corp. (a)(d)	7,742	9,987
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Grand Canyon Education, Inc. (a)	2,691	$ 116,359
Houghton Mifflin Harcourt Co.	8,220	157,824
Learning Tree International, Inc. (a)	1,501	3,512
Liberty Tax, Inc. (a)	1,023	34,669
Lincoln Educational Services Corp.	1,620	4,163
Matthews International Corp. Class A	1,642	75,778
National American University Holdings, Inc.	1,136	3,567
Steiner Leisure Ltd. (a)	966	41,074
Strayer Education, Inc. (a)	699	42,443
		902,312
Hotels, Restaurants & Leisure - 2.5%
Ambassadors Group, Inc. (a)	1,506	6,114
BJ's Restaurants, Inc. (a)	1,840	68,577
Bloomin' Brands, Inc. (a)	7,274	121,039
Bob Evans Farms, Inc.	1,482	64,348
Bravo Brio Restaurant Group, Inc. (a)	764	11,032
Buffalo Wild Wings, Inc. (a)(d)	1,113	164,446
Caesars Acquisition Co. (a)(d)	7,665	83,549
Caesars Entertainment Corp. (a)(d)	8,195	110,141
Carrols Restaurant Group, Inc. (a)	1,058	7,713
Century Casinos, Inc. (a)	1,611	8,345
China Lodging Group Ltd. ADR (a)	1,380	35,894
Churchill Downs, Inc.	1,069	100,668
Chuy's Holdings, Inc. (a)(d)	952	25,038
Cosi, Inc. (a)	1,090	1,755
Cracker Barrel Old Country Store, Inc.	1,363	136,859
Del Frisco's Restaurant Group, Inc. (a)	1,231	27,242
Denny's Corp. (a)	4,258	29,082
Diversified Restaurant Holdings, Inc. (a)	2,773	13,283
Dunkin' Brands Group, Inc.	6,287	273,736
Einstein Noah Restaurant Group, Inc.	1,474	20,975
El Pollo Loco Holdings, Inc. (a)(d)	2,080	67,205
Empire Resorts, Inc. (a)(d)	1,105	4,928
Famous Dave's of America, Inc. (a)	486	13,175
Fiesta Restaurant Group, Inc. (a)	1,640	80,508
Gaming Partners International Corp. (a)	1,244	10,251
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	2,026	67,790
Iao Kun Group Hldng Co. Ltd. (a)	3,450	10,488
Icahn Enterprises LP	7,017	783,448
Ignite Restaurant Group, Inc. (a)(d)	1,390	10,258
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Speedway Corp. Class A	1,647	$ 55,158
Interval Leisure Group, Inc.	3,818	82,545
Isle of Capri Casinos, Inc. (a)	2,007	16,598
Jack in the Box, Inc.	2,468	146,723
Jamba, Inc. (a)	806	11,776
Kona Grill, Inc. (a)	626	10,911
Lakes Entertainment, Inc. (a)	1,956	8,900
Marriott International, Inc. Class A	17,298	1,200,481
Melco Crown Entertainment Ltd. sponsored ADR	11,103	314,881
Monarch Casino & Resort, Inc. (a)	1,242	15,798
Morgans Hotel Group Co. (a)	2,186	16,526
MTR Gaming Group, Inc. (a)	2,438	10,995
Multimedia Games Holding Co., Inc. (a)	1,703	47,360
Nathan's Famous, Inc. (a)	165	9,156
Noodles & Co. (a)	1,800	35,226
Norwegian Cruise Line Holdings Ltd. (a)	12,264	408,514
Panera Bread Co. Class A (a)	1,602	240,204
Papa John's International, Inc.	2,358	93,377
Penn National Gaming, Inc. (a)	4,951	55,897
Popeyes Louisiana Kitchen, Inc. (a)	1,588	63,679
Potbelly Corp. (d)	1,620	19,602
Premier Exhibitions, Inc. (a)	2,347	1,713
RCI Hospitality Holdings, Inc. (a)	834	9,950
Red Robin Gourmet Burgers, Inc. (a)	856	45,454
Ruth's Hospitality Group, Inc.	2,653	29,581
Scientific Games Corp. Class A (a)(d)	5,318	53,978
Sonic Corp.	3,519	74,286
Starbucks Corp.	44,673	3,476,006
Texas Roadhouse, Inc. Class A	4,059	107,929
The Cheesecake Factory, Inc.	2,728	122,624
Town Sports International Holdings, Inc.	1,772	9,905
Wendy's Co.	22,017	179,439
Wynn Resorts Ltd.	6,061	1,169,046
		10,502,105
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	1,016	15,403
Cavco Industries, Inc. (a)	542	38,715
Dixie Group, Inc. (a)	783	7,556
EveryWare Global, Inc. (a)(d)	1,909	4,563
Flexsteel Industries, Inc.	492	17,240
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd. (d)	11,487	$ 624,089
GoPro, Inc. Class A (d)	1,094	56,669
Helen of Troy Ltd. (a)	1,663	96,820
Hooker Furniture Corp.	188	2,809
iRobot Corp. (a)(d)	1,636	53,055
LGI Homes, Inc.	1,249	23,881
Lifetime Brands, Inc.	828	14,242
Nova LifeStyle, Inc. (a)	1,418	6,182
Skullcandy, Inc. (a)	1,292	10,711
SodaStream International Ltd. (a)(d)	1,244	41,475
Stanley Furniture Co., Inc. (a)	1,823	4,959
Turtle Beach Corp. (a)	2,300	16,399
Universal Electronics, Inc. (a)	1,023	55,927
Zagg, Inc. (a)	2,191	12,927
		1,103,622
Internet & Catalog Retail - 4.7%
1-800-FLOWERS.com, Inc. Class A (a)	2,760	14,214
Amazon.com, Inc. (a)	27,388	9,285,628
Blue Nile, Inc. (a)	628	17,835
CafePress, Inc. (a)	957	3,665
Ctrip.com International Ltd. sponsored ADR (a)(d)	9,125	585,551
dELiA*s, Inc. (a)(d)	1,887	887
eLong, Inc. sponsored ADR (a)	1,060	18,539
Expedia, Inc.	7,028	603,705
FTD Companies, Inc. (a)(d)	993	32,888
Gaiam, Inc. Class A (a)	1,266	9,394
Geeknet, Inc. (a)	490	5,400
Groupon, Inc. Class A (a)(d)	40,027	272,184
HomeAway, Inc. (a)	5,362	178,018
HSN, Inc.	3,298	199,826
JD.com, Inc. sponsored ADR (d)	5,384	171,857
Lands' End, Inc. (a)(d)	1,933	66,650
Liberty Interactive Corp.:
(Venture Group) Series A (a)	4,106	156,398
Series A (a)	25,369	748,893
Liberty TripAdvisor Holdings, Inc. (a)	4,106	146,872
MakeMyTrip Ltd. (a)(d)	2,793	80,941
Netflix, Inc. (a)	3,589	1,714,250
NutriSystem, Inc.	2,093	34,158
Overstock.com, Inc. (a)(d)	1,483	26,205
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
PetMed Express, Inc. (d)	1,267	$ 17,839
priceline.com, Inc. (a)	3,116	3,877,270
Qunar Cayman Islands Ltd. sponsored ADR	674	20,233
RetailMeNot, Inc. (a)(d)	3,151	58,766
Shutterfly, Inc. (a)(d)	2,262	115,385
TripAdvisor, Inc. (a)(d)	7,774	770,326
U.S. Auto Parts Network, Inc. (a)	1,864	5,685
ValueVision Media, Inc. Class A (a)	2,462	11,547
zulily, Inc. Class A (d)	1,415	46,412
		19,297,421
Leisure Products - 0.3%
Arctic Cat, Inc.	923	34,169
Black Diamond, Inc. (a)(d)	1,242	10,532
Escalade, Inc.	1,271	18,379
Hasbro, Inc.	7,755	408,340
JAKKS Pacific, Inc. (a)(d)	1,371	9,295
Johnson Outdoors, Inc. Class A	174	4,609
Malibu Boats, Inc. Class A (a)	782	16,273
Mattel, Inc.	19,910	686,696
Smith & Wesson Holding Corp. (a)(d)	3,349	37,073
Summer Infant, Inc. (a)	1,436	6,103
		1,231,469
Media - 6.9%
AirMedia Group, Inc. ADR (a)	3,200	6,144
AMC Networks, Inc. Class A (a)	3,684	230,526
Bona Film Group Ltd. sponsored ADR (a)	2,220	15,762
Carmike Cinemas, Inc. (a)	1,519	51,449
Central European Media Enterprises Ltd. Class A (a)(d)	9,232	22,895
Charter Communications, Inc. Class A (a)	6,402	1,004,282
Cinedigm Corp. (a)(d)	5,437	10,167
Comcast Corp.:
Class A (d)	129,275	7,075,221
Class A (special) (non-vtg.)	24,925	1,360,905
Crown Media Holdings, Inc. Class A (a)	20,033	69,114
CTC Media, Inc.	9,223	83,745
Cumulus Media, Inc. Class A (a)(d)	14,308	65,674
Daily Journal Corp. (a)	56	10,715
Dex Media, Inc. (a)(d)	811	9,254
DIRECTV (a)	29,929	2,587,362
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc.:
Class A (a)	8,777	$ 383,730
Class B (a)	308	12,646
Class C (non-vtg.) (a)(d)	18,213	782,613
DISH Network Corp. Class A (a)	13,134	851,215
DreamWorks Animation SKG, Inc. Class A (a)(d)	4,519	98,672
Emmis Communications Corp. Class A (a)	4,005	10,253
Global Sources Ltd. (a)(d)	2,232	15,914
Hemisphere Media Group, Inc. (a)(d)	975	11,203
Lamar Advertising Co. Class A	4,698	246,551
Liberty Global PLC:
Class A (a)	13,828	603,869
Class B (a)	553	25,438
Class C	33,458	1,402,894
Liberty Media Corp.:
Class A (a)	6,884	338,899
Class C (a)	13,768	667,335
Loral Space & Communications Ltd. (a)	1,255	94,025
Markit Ltd.	10,184	254,702
MDC Partners, Inc. Class A (sub. vtg.)	2,900	63,510
Morningstar, Inc.	2,803	192,510
National CineMedia, Inc.	3,220	47,012
News Corp.:
Class A (a)	17,920	315,840
Class B (a)	16,637	287,155
Nexstar Broadcasting Group, Inc. Class A	1,822	83,156
Radio One, Inc. Class D (non-vtg.) (a)(d)	3,421	10,297
ReachLocal, Inc. (a)(d)	1,576	8,290
Reading International, Inc. Class A (a)	624	5,391
Rentrak Corp. (a)(d)	742	37,887
RRSat Global Communications Network Ltd.	1,386	10,478
Salem Communications Corp. Class A	1,070	8,870
Scholastic Corp.	2,026	70,991
SFX Entertainment, Inc. (d)	4,626	32,706
Sinclair Broadcast Group, Inc. Class A	4,310	125,206
Sirius XM Holdings, Inc. (a)(d)	359,731	1,305,824
Sizmek, Inc. (a)	1,681	14,793
Starz Series A (a)	6,079	190,212
The Madison Square Garden Co. Class A (a)	3,689	246,647
Twenty-First Century Fox, Inc.:
Class A	82,679	2,928,490
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Twenty-First Century Fox, Inc.: - continued
Class B	49,845	$ 1,716,662
Value Line, Inc.	690	10,992
Viacom, Inc.:
Class A	3,070	248,762
Class B (non-vtg.)	23,318	1,892,256
VisionChina Media, Inc. ADR (a)	236	3,670
WPP PLC ADR	636	66,697
		28,327,478
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	12,229	655,780
Fred's, Inc. Class A	2,382	33,896
Gordmans Stores, Inc. (d)	1,253	4,436
Sears Holdings Corp. (a)(d)	6,433	223,868
The Bon-Ton Stores, Inc.	783	8,268
Tuesday Morning Corp. (a)(d)	2,513	44,179
		970,427
Specialty Retail - 1.6%
America's Car Mart, Inc. (a)(d)	368	15,588
Ascena Retail Group, Inc. (a)	9,476	164,788
bebe stores, Inc.	5,369	17,718
Bed Bath & Beyond, Inc. (a)(d)	12,025	772,727
Big 5 Sporting Goods Corp.	1,593	16,249
Books-A-Million, Inc. (a)	1,179	2,370
Cache, Inc. (a)	1,059	990
Citi Trends, Inc. (a)	943	21,934
Conn's, Inc. (a)(d)	2,271	101,809
Destination Maternity Corp.	724	13,995
Destination XL Group, Inc. (a)	3,459	17,295
Finish Line, Inc. Class A	2,876	85,216
Five Below, Inc. (a)(d)	3,229	130,968
Francesca's Holdings Corp. (a)	2,628	36,792
Hibbett Sports, Inc. (a)(d)	1,527	69,372
Kirkland's, Inc. (a)	1,427	25,443
Mattress Firm Holding Corp. (a)(d)	1,914	109,653
Michaels Companies, Inc.	11,444	194,319
Monro Muffler Brake, Inc.	1,801	93,202
O'Reilly Automotive, Inc. (a)	6,343	989,381
Outerwall, Inc. (a)(d)	1,228	72,366
Pacific Sunwear of California, Inc. (a)	4,278	8,898
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Perfumania Holdings, Inc. (a)	345	$ 2,243
PetSmart, Inc.	5,819	416,466
Rent-A-Center, Inc. (d)	3,431	95,588
Ross Stores, Inc.	12,890	972,164
Sears Hometown & Outlet Stores, Inc. (a)	1,391	26,679
Select Comfort Corp. (a)	3,279	73,351
Shoe Carnival, Inc.	1,091	23,489
Sportsman's Warehouse Holdings, Inc.	3,939	23,673
Staples, Inc.	39,399	460,180
Stein Mart, Inc.	2,714	33,789
The Children's Place Retail Stores, Inc. (d)	1,337	71,877
Tile Shop Holdings, Inc. (a)(d)	3,109	35,909
Tractor Supply Co.	8,150	545,643
Trans World Entertainment Corp.	3,823	12,692
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,849	374,546
Urban Outfitters, Inc. (a)	8,403	334,355
West Marine, Inc. (a)	1,404	15,402
Wet Seal, Inc. Class A (a)(d)	6,194	6,318
Winmark Corp.	369	26,642
Zumiez, Inc. (a)	1,800	58,230
		6,570,309
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	621	11,060
Columbia Sportswear Co.	2,099	159,860
Crocs, Inc. (a)	5,594	86,427
Exceed Co. Ltd. (a)	1,756	2,933
Fossil Group, Inc. (a)	3,084	312,378
G-III Apparel Group Ltd. (a)	1,150	94,921
Iconix Brand Group, Inc. (a)(d)	2,883	120,019
Joe's Jeans, Inc. (a)	3,899	4,094
Kingold Jewelry, Inc.	3,037	4,221
lululemon athletica, Inc. (a)(d)	6,808	271,843
Perry Ellis International, Inc. (a)	1,128	22,639
R.G. Barry Corp.	260	4,932
Sequential Brands Group, Inc. (a)	2,309	30,825
Steven Madden Ltd. (a)	4,186	142,282
Vera Bradley, Inc. (a)	2,448	50,233
		1,318,667
TOTAL CONSUMER DISCRETIONARY		74,289,919
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.7%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	483	$ 35,916
Craft Brew Alliance, Inc. (a)	1,088	14,362
MGP Ingredients, Inc.	1,092	13,017
Monster Beverage Corp. (a)	10,018	885,691
National Beverage Corp. (a)	3,064	56,163
		1,005,149
Food & Staples Retailing - 1.3%
Andersons, Inc.	1,639	112,714
Casey's General Stores, Inc.	2,254	161,589
Chefs' Warehouse Holdings (a)(d)	1,210	22,857
Costco Wholesale Corp.	26,312	3,185,857
Fairway Group Holdings Corp. (a)(d)	1,528	6,861
Fresh Market, Inc. (a)(d)	2,882	96,115
Ingles Markets, Inc. Class A	937	23,650
Pantry, Inc. (a)	1,345	28,474
PriceSmart, Inc.	1,863	166,962
SpartanNash Co.	2,323	49,921
Sprouts Farmers Market LLC (d)	8,888	274,995
United Natural Foods, Inc. (a)	2,905	186,762
Village Super Market, Inc. Class A	419	9,608
Whole Foods Market, Inc.	21,970	859,906
		5,186,271
Food Products - 2.1%
Alico, Inc.	624	24,361
Boulder Brands, Inc. (a)	3,911	52,642
Bridgford Foods Corp. (a)	1,342	10,401
Cal-Maine Foods, Inc.	1,360	107,590
Calavo Growers, Inc.	1,133	44,130
Diamond Foods, Inc. (a)	1,783	49,157
Farmer Brothers Co. (a)	1,150	26,876
Inventure Foods, Inc. (a)	1,160	14,059
J&J Snack Foods Corp.	1,180	111,758
John B. Sanfilippo & Son, Inc.	554	17,041
Keurig Green Mountain, Inc.	9,716	1,295,337
Kraft Foods Group, Inc.	35,314	2,079,995
Lancaster Colony Corp.	1,661	146,849
Le Gaga Holdings Ltd. ADR (a)	764	3,010
Lifeway Foods, Inc. (a)(d)	1,202	16,636
Limoneira Co.	575	13,932
Mondelez International, Inc.	101,262	3,664,672
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Origin Agritech Ltd. (a)(d)	1,528	$ 2,903
Pilgrims Pride Corp. (a)	15,028	448,886
Pingtan Marine Enterprise Ltd. (a)(d)	7,042	16,197
Sanderson Farms, Inc. (d)	1,296	120,943
Seneca Foods Corp. Class A (a)	737	22,235
SkyPeople Fruit Juice, Inc. (a)	1,384	1,592
Snyders-Lance, Inc.	4,223	115,119
SunOpta, Inc. (a)	4,049	53,811
The Hain Celestial Group, Inc. (a)	2,972	292,326
		8,752,458
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,818	16,380
WD-40 Co.	995	68,357
		84,737
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	1,871	31,994
Inter Parfums, Inc.	2,093	63,753
LifeVantage Corp. (a)	6,128	7,783
Mannatech, Inc. (a)	171	2,269
Nature's Sunshine Products, Inc.	1,229	20,217
Neptune Technologies & Bioressources, Inc. (a)	3,497	6,722
Nutraceutical International Corp. (a)	838	20,313
Reliv International, Inc.	921	1,096
Rock Creek Pharmaceuticals, Inc. (a)(d)	7,454	2,537
Synutra International, Inc. (a)	4,508	25,560
The Female Health Co.	1,371	5,292
		187,536
TOTAL CONSUMER STAPLES		15,216,151
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Bolt Technology Corp.	974	16,363
Dawson Geophysical Co.	690	15,608
ENGlobal Corp. (a)	1,610	4,540
Exterran Partners LP	3,055	88,595
Forbes Energy Services Ltd. (a)	2,375	11,780
Geospace Technologies Corp. (a)(d)	744	30,593
Glori Energy, Inc. (a)	1,364	9,071
Gulf Island Fabrication, Inc.	995	20,965
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Hercules Offshore, Inc. (a)(d)	9,119	$ 30,731
Matrix Service Co. (a)	1,593	44,939
Mitcham Industries, Inc. (a)	512	6,738
Ocean Rig UDW, Inc. (United States)	7,782	144,200
Patterson-UTI Energy, Inc.	8,787	303,503
PHI, Inc. (non-vtg.) (a)	724	30,958
Profire Energy, Inc. (a)(d)	4,505	21,354
RigNet, Inc. (a)	976	45,550
Synthesis Energy Systems, Inc. (a)	2,397	2,900
Tesco Corp.	2,634	55,893
TGC Industries, Inc. (a)	1,524	6,096
		890,377
Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. (a)	6,084	35,956
Aemetis, Inc. (a)(d)	2,334	22,080
Alliance Holdings GP, LP	3,640	261,425
Alliance Resource Partners LP	4,424	220,138
Amyris, Inc. (a)	2,760	11,647
APCO Oil and Gas International, Inc. (a)	542	7,713
Approach Resources, Inc. (a)(d)	2,508	44,843
Blueknight Energy Partners LP	2,495	21,707
BreitBurn Energy Partners LP	5,846	133,756
Calumet Specialty Products Partners LP	4,053	123,090
Capital Product Partners LP	5,752	62,927
Carrizo Oil & Gas, Inc. (a)	2,738	171,727
Ceres, Inc. (a)	1,302	690
Clean Energy Fuels Corp. (a)(d)	5,085	50,697
Diamondback Energy, Inc. (a)	3,038	262,331
Dorchester Minerals LP	2,641	90,005
Dynagas LNG Partners LP	968	23,416
Eagle Rock Energy Partners LP	10,385	45,071
Energy XXI (Bermuda) Ltd.	5,537	91,361
Escalera Resources Co. (a)	621	1,279
EV Energy Partners LP	2,719	113,654
FX Energy, Inc. (a)(d)	2,668	9,125
Gevo, Inc. (a)	1,434	738
Golar LNG Ltd.	5,558	350,154
Golar LNG Partners LP	2,883	109,785
Green Plains, Inc.	2,509	112,127
Gulf Coast Ultra Deep Royalty Trust (a)	3,065	6,988
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulfport Energy Corp. (a)	5,159	$ 301,802
Hallador Energy Co.	1,639	22,045
Isramco, Inc. (a)	148	18,647
Ivanhoe Energy, Inc. (a)	979	2,242
KiOR, Inc. Class A (a)(d)	2,760	286
Legacy Reserves LP	3,827	117,680
LINN Energy LLC/LINN Energy Finance Corp.	14,138	448,457
LinnCo LLC	7,855	247,040
Marlin Midstream Partners LP	172	3,693
Martin Midstream Partners LP	1,846	72,511
Memorial Production Partners LP	3,718	87,001
Memorial Resource Development Corp. (d)	11,608	342,088
Mid-Con Energy Partners LP	1,370	30,661
Pacific Ethanol, Inc. (a)	1,094	25,282
PDC Energy, Inc. (a)	2,188	131,477
PrimeEnergy Corp. (a)	253	16,789
Renewable Energy Group, Inc. (a)	2,404	29,233
Rex Energy Corp. (a)	3,657	55,879
Rosetta Resources, Inc. (a)	3,579	178,950
Sino Clean Energy, Inc. rights (a)	1,155	0
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,150	3,347
Solazyme, Inc. (a)(d)	5,384	50,502
StealthGas, Inc. (a)	1,708	16,721
TransGlobe Energy Corp.	3,986	27,018
U.S. Energy Corp. (a)	1,646	6,716
Uranium Resources, Inc. (a)(d)	1,339	4,111
Vanguard Natural Resources LLC	3,828	112,620
Vertex Energy, Inc. (a)	2,172	20,265
Viper Energy Partners LP	4,380	139,810
Warren Resources, Inc. (a)	3,939	25,407
Westmoreland Coal Co. (a)	976	41,002
ZaZa Energy Corp. (a)(d)	572	3,335
		4,967,047
TOTAL ENERGY		5,857,424
FINANCIALS - 6.6%
Banks - 2.8%
1st Source Corp.	1,690	50,717
1st United Bancorp, Inc.	1,358	11,815
Access National Corp.	358	6,018
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
American National Bankshares, Inc.	214	$ 4,738
American River Bankshares (a)	760	7,068
Ameris Bancorp	1,694	38,776
Ames National Corp.	517	11,917
Arrow Financial Corp.	694	18,474
Associated Banc-Corp.	9,942	180,746
BancFirst Corp.	920	58,549
Bancorp, Inc., Delaware (a)	2,011	19,527
Bank of Kentucky Financial Corp.	325	11,947
Bank of Marin Bancorp	238	11,636
Bank of the Ozarks, Inc.	5,218	166,715
Banner Bank	1,279	50,367
BBCN Bancorp, Inc.	5,066	73,964
BCB Bancorp, Inc.	1,018	13,254
BNC Bancorp	1,831	31,090
BOK Financial Corp.	4,040	272,215
Boston Private Financial Holdings, Inc.	5,208	63,225
Bridge Bancorp, Inc.	764	18,993
Bridge Capital Holdings (a)	788	17,628
Bryn Mawr Bank Corp.	874	25,713
BSB Bancorp, Inc. (a)	1,246	23,039
Camden National Corp.	658	24,056
Capital Bank Financial Corp.:
rights (a)	631	0
Series A (a)	2,326	56,917
Capital City Bank Group, Inc.	1,340	18,787
Cardinal Financial Corp.	1,938	34,632
Cascade Bancorp (a)	4,817	24,856
Cathay General Bancorp	4,748	123,638
Centerstate Banks of Florida, Inc.	2,151	22,478
Central Valley Community Bancorp	1,343	15,471
Century Bancorp, Inc. Class A (non-vtg.)	244	8,779
Chemical Financial Corp.	2,188	62,074
Citizens & Northern Corp.	506	9,978
City Holding Co.	1,047	44,728
CNB Financial Corp., Pennsylvania	1,041	17,593
CoBiz, Inc.	1,828	21,113
Colony Bankcorp, Inc. (a)	644	4,186
Columbia Banking Systems, Inc.	3,046	79,226
Commerce Bancshares, Inc.	5,844	269,584
Community Trust Bancorp, Inc.	1,238	43,974
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
CommunityOne Bancorp (a)	1,138	$ 10,811
ConnectOne Bancorp, Inc.	1,642	31,822
CU Bancorp (a)	672	12,573
Customers Bancorp, Inc.	1,772	32,924
CVB Financial Corp.	5,786	89,914
Eagle Bancorp, Inc. (a)	1,646	55,190
East West Bancorp, Inc.	8,428	293,632
Eastern Virginia Bankshares, Inc. (a)	486	3,023
Enterprise Bancorp, Inc.	514	10,193
Enterprise Financial Services Corp.	1,288	22,463
Farmers Capital Bank Corp. (a)	806	17,732
Farmers National Banc Corp.	1,711	13,123
Fidelity Southern Corp.	1,269	17,601
Fifth Third Bancorp	52,361	1,068,426
Financial Institutions, Inc.	1,275	30,626
First Bancorp, North Carolina	1,641	29,161
First Busey Corp.	4,153	23,880
First Business Finance Services, Inc.	313	14,292
First Citizen Bancshares, Inc.	517	118,801
First Community Bancshares, Inc.	1,568	25,590
First Connecticut Bancorp, Inc.	993	15,193
First Financial Bancorp, Ohio	3,203	53,202
First Financial Bankshares, Inc.	3,926	115,385
First Financial Corp., Indiana	828	26,761
First Interstate Bancsystem, Inc.	1,018	26,997
First Merchants Corp.	1,780	36,330
First Midwest Bancorp, Inc., Delaware	4,376	73,736
First NBC Bank Holding Co. (a)	966	31,018
First Niagara Financial Group, Inc.	21,419	186,345
First of Long Island Corp.	559	19,492
First Security Group, Inc. (a)	6,682	12,963
First South Bancorp, Inc., Virginia	690	5,175
FirstMerit Corp.	9,834	169,489
Flushing Financial Corp.	1,978	38,175
Fulton Financial Corp.	11,836	136,528
German American Bancorp, Inc.	944	25,573
Glacier Bancorp, Inc.	4,354	118,516
Great Southern Bancorp, Inc.	1,039	32,905
Green Bancorp, Inc.	3,284	58,685
Grupo Financiero Galicia SA sponsored ADR (d)	2,376	30,128
Guaranty Bancorp	1,097	15,281
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Hampton Roads Bankshares, Inc. (a)	15,781	$ 26,512
Hancock Holding Co.	5,073	168,627
Hanmi Financial Corp.	2,035	41,819
Heartland Financial U.S.A., Inc.	1,104	26,408
Heritage Commerce Corp.	4,513	37,548
Heritage Financial Corp., Washington	2,063	33,751
Heritage Oaks Bancorp	2,356	16,751
Home Bancshares, Inc.	3,919	116,590
HomeTrust Bancshares, Inc. (a)	996	15,020
Horizon Bancorp Industries	766	16,967
Huntington Bancshares, Inc.	49,765	489,936
IBERIABANK Corp.	1,799	117,385
Independent Bank Corp.	1,323	16,061
Independent Bank Corp., Massachusetts	1,298	47,779
Independent Bank Group, Inc.	1,168	59,112
International Bancshares Corp.	3,887	102,461
Intervest Bancshares Corp. Class A	1,577	15,108
Investors Bancorp, Inc.	21,668	229,897
Lakeland Bancorp, Inc.	2,127	21,972
Lakeland Financial Corp.	1,265	49,259
LCNB Corp.	1,578	24,001
Macatawa Bank Corp.	1,186	6,060
MainSource Financial Group, Inc.	1,905	32,861
MB Financial, Inc.	4,237	119,865
MBT Financial Corp. (a)	1,691	8,675
Mercantile Bank Corp.	391	7,409
Merchants Bancshares, Inc.	376	11,122
Metro Bancorp, Inc. (a)	598	13,909
Middleburg Financial Corp.	60	1,110
MidWestOne Financial Group, Inc.	836	19,880
MutualFirst Financial, Inc.	530	10,690
National Bankshares, Inc.	514	14,927
National Penn Bancshares, Inc.	9,050	90,500
NBT Bancorp, Inc.	2,584	62,042
NewBridge Bancorp (a)	2,094	15,642
North Valley Bancorp (a)	425	8,925
Northrim Bancorp, Inc.	586	14,310
Old Line Bancshares, Inc.	1,101	16,372
Old National Bancorp, Indiana	5,619	73,553
Old Second Bancorp, Inc. (a)	1,380	6,555
OmniAmerican Bancorp, Inc.	650	16,874
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Opus Bank	1,568	$ 49,690
Orrstown Financial Services, Inc. (a)	1,250	20,638
Pacific Continental Corp.	690	9,301
Pacific Mercantile Bancorp (a)	2,494	17,458
Pacific Premier Bancorp, Inc. (a)	1,705	25,319
PacWest Bancorp	6,095	255,624
Palmetto Bancshares, Inc.	1,222	17,108
Park Sterling Corp.	3,066	20,941
Peapack-Gladstone Financial Corp.	979	18,366
Penns Woods Bancorp, Inc.	185	8,414
Peoples Bancorp, Inc.	622	14,909
Peoples Financial Services Corp. (d)	795	40,140
Pinnacle Financial Partners, Inc.	2,313	82,944
Popular, Inc. (a)	6,095	188,701
Preferred Bank, Los Angeles (a)	769	18,471
Premier Financial Bancorp, Inc.	931	14,207
PrivateBancorp, Inc.	4,444	131,142
Renasant Corp.	1,710	49,470
Republic Bancorp, Inc., Kentucky Class A	1,322	30,089
Republic First Bancorp, Inc. (a)	1,699	7,595
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,307	3,553
S&T Bancorp, Inc.	1,707	42,573
Sandy Spring Bancorp, Inc.	1,548	37,415
Seacoast Banking Corp., Florida (a)	2,415	25,333
ServisFirst Bancshares, Inc.	1,783	53,793
Shore Bancshares, Inc. (a)	460	4,126
Sierra Bancorp	736	12,784
Signature Bank (a)	2,806	332,399
Simmons First National Corp. Class A	1,064	42,475
South State Corp.	1,457	85,322
Southern National Bancorp of Virginia, Inc.	1,313	14,036
Southside Bancshares, Inc. (d)	1,396	47,953
Southwest Bancorp, Inc., Oklahoma	1,483	24,514
Square 1 Financial, Inc. Class A	2,377	45,615
State Bank Financial Corp.	1,484	24,872
Stock Yards Bancorp, Inc.	611	18,409
Stonegate Bank (d)	1,019	27,656
Suffolk Bancorp	858	17,872
Summit Financial Group, Inc. (a)	621	6,514
Sun Bancorp, Inc., New Jersey (a)	882	16,529
Susquehanna Bancshares, Inc.	10,492	108,277
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SVB Financial Group (a)	2,967	$ 330,286
Talmer Bancorp, Inc. Class A	3,971	58,215
Texas Capital Bancshares, Inc. (a)	2,517	135,868
The First Bancorp, Inc.	949	16,019
TowneBank (d)	1,935	28,367
Trico Bancshares (d)	1,202	26,865
TriState Capital Holdings, Inc. (a)	2,338	22,281
Trustmark Corp.	4,049	96,103
UMB Financial Corp.	2,741	158,293
Umpqua Holdings Corp.	12,793	223,494
Union Bankshares Corp.	2,817	66,566
United Bankshares, Inc., West Virginia	4,340	143,003
United Community Bank, Inc.	3,462	58,716
United Security Bancshares, Inc.	713	6,189
United Security Bancshares, California	1,671	9,692
Univest Corp. of Pennsylvania	1,087	20,762
ViewPoint Financial Group	2,300	59,915
Washington Trust Bancorp, Inc.	1,220	42,920
WesBanco, Inc.	1,763	54,741
West Bancorp., Inc.	1,035	15,577
Westamerica Bancorp.	1,623	78,505
Wilshire Bancorp, Inc.	4,237	41,353
Wintrust Financial Corp.	2,817	131,188
Zions Bancorporation	10,962	319,433
		11,600,998
Capital Markets - 1.0%
BGC Partners, Inc. Class A	11,868	89,841
Calamos Asset Management, Inc. Class A	1,437	18,523
Capital Southwest Corp.	1,222	44,725
Capitala Finance Corp.	1,045	19,845
Carlyle Group LP	4,025	133,872
CIFI Corp.	1,525	15,113
CM Finance, Inc.	704	9,772
Cowen Group, Inc. Class A (a)	6,900	28,221
Diamond Hill Investment Group, Inc.	259	33,976
E*TRADE Financial Corp. (a)	16,851	375,103
FBR & Co. (a)	263	7,517
Financial Engines, Inc. (d)	3,000	107,610
Harris & Harris Group, Inc. (a)	1,909	6,338
Horizon Technology Finance Corp.	460	6,532
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
ICG Group, Inc. (a)	2,231	$ 38,708
INTL FCStone, Inc. (a)	1,164	22,326
LPL Financial	5,972	290,777
Medallion Financial Corp.	1,639	19,832
Northern Trust Corp.	14,048	974,229
SEI Investments Co.	10,078	381,906
T. Rowe Price Group, Inc.	15,847	1,283,528
U.S. Global Investments, Inc. Class A	1,646	6,255
Virtus Investment Partners, Inc.	543	121,464
WisdomTree Investments, Inc. (a)(d)	8,027	94,959
		4,130,972
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	788	6,627
Atlanticus Holdings Corp. (a)	1,635	4,382
Consumer Portfolio Services, Inc. (a)	1,541	11,018
Credit Acceptance Corp. (a)	1,384	170,564
Encore Capital Group, Inc. (a)(d)	1,409	62,546
EZCORP, Inc. (non-vtg.) Class A (a)(d)	2,834	30,125
First Cash Financial Services, Inc. (a)	1,686	97,383
Navient Corp.	25,204	452,160
Nicholas Financial, Inc. (a)	819	10,508
Portfolio Recovery Associates, Inc. (a)(d)	2,999	170,433
QC Holdings, Inc.	1,266	2,861
SLM Corp.	25,335	224,468
World Acceptance Corp. (a)	773	60,557
		1,303,632
Diversified Financial Services - 0.6%
California First National Bancorp	713	10,374
CBOE Holdings, Inc.	5,314	281,775
CME Group, Inc.	20,027	1,533,067
Interactive Brokers Group, Inc.	3,004	70,414
Life Partners Holdings, Inc.	1,038	1,951
MarketAxess Holdings, Inc.	2,214	130,449
Marlin Business Services Corp.	1,097	21,699
NewStar Financial, Inc. (a)	3,134	36,135
PICO Holdings, Inc. (a)	1,391	30,741
Resource America, Inc. Class A	1,035	9,750
The NASDAQ OMX Group, Inc.	10,286	447,132
Viewtran Group, Inc. (a)(d)	2,369	4,406
		2,577,893
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	2,633	$ 63,719
American National Insurance Co.	1,543	175,655
Amerisafe, Inc.	1,064	40,145
Amtrust Financial Services, Inc. (d)	4,395	193,512
Arch Capital Group Ltd. (a)	7,899	439,026
Argo Group International Holdings, Ltd.	1,432	75,380
Atlas Financial Holdings, Inc. (a)	1,369	19,755
Baldwin & Lyons, Inc. Class B	862	22,300
Cincinnati Financial Corp.	9,581	460,750
CNinsure, Inc. ADR (a)	2,151	14,369
Donegal Group, Inc. Class A	1,477	23,263
eHealth, Inc. (a)(d)	1,254	30,773
EMC Insurance Group	969	29,690
Enstar Group Ltd. (a)	1,173	166,449
Erie Indemnity Co. Class A	2,928	224,021
Federated National Holding Co.	808	19,958
Global Indemnity PLC (a)	828	22,389
Greenlight Capital Re, Ltd. (a)	1,685	57,644
Hallmark Financial Services, Inc. (a)	1,221	11,661
Infinity Property & Casualty Corp.	737	50,396
Investors Title Co.	133	9,601
Kansas City Life Insurance Co.	782	36,316
Maiden Holdings Ltd.	4,945	60,131
National General Holdings Corp.	5,227	97,902
National Interstate Corp.	1,115	31,220
National Western Life Insurance Co. Class A	253	64,262
Navigators Group, Inc. (a)	727	46,710
Safety Insurance Group, Inc.	951	52,495
Selective Insurance Group, Inc.	3,295	78,981
State Auto Financial Corp.	2,421	52,536
Tower Group International Ltd.	4,108	8,257
United Fire Group, Inc.	1,684	49,375
United Insurance Holdings Corp.	1,830	29,536
		2,758,177
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	21,414	506,441
American Capital Mortgage Investment Corp.	3,431	70,610
American Realty Capital Heathcare Trust, Inc.	9,703	106,442
American Realty Capital Properties, Inc.	54,528	717,588
CareTrust (REIT), Inc. (a)	1,229	21,471
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CIM Commercial Trust Corp.	5,851	$ 111,754
CyrusOne, Inc.	3,258	84,838
Gaming & Leisure Properties (d)	6,670	222,111
Gladstone Commercial Corp.	810	14,807
New York Mortgage Trust, Inc. (d)	5,114	40,810
Potlatch Corp.	2,371	101,194
Retail Opportunity Investments Corp.	4,819	76,333
Sabra Health Care REIT, Inc.	2,513	71,570
Trade Street Residential, Inc.	2,300	16,146
United Development Funding IV	1,580	29,443
		2,191,558
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(d)	1,367	136,604
AV Homes, Inc. (a)	963	15,341
China HGS Real Estate, Inc. (a)	3,220	24,247
China Housing & Land Development, Inc. (a)(d)	2,652	4,429
Cresud S.A.C.I.F. y A. sponsored ADR (d)	2,952	32,944
Elbit Imaging Ltd. (a)	103	408
FirstService Corp. (sub. vtg.)	1,937	106,443
Griffin Land & Nurseries, Inc.	179	5,180
Stratus Properties, Inc. (a)	402	6,110
		331,706
Thrifts & Mortgage Finance - 0.6%
America First Tax Exempt Investors LP	5,156	31,039
ASB Bancorp, Inc. (a)	510	9,833
Bank Mutual Corp.	3,110	20,495
BankFinancial Corp.	1,823	19,707
Bear State Financial, Inc. (a)	1,574	13,064
Beneficial Mutual Bancorp, Inc. (a)	5,277	72,453
BofI Holding, Inc. (a)(d)	920	70,831
Brookline Bancorp, Inc., Delaware	4,357	39,867
Capitol Federal Financial, Inc.	8,846	109,248
Charter Financial Corp.	1,619	17,501
Clifton Bancorp, Inc.	2,049	25,756
Dime Community Bancshares, Inc.	1,853	28,610
ESB Financial Corp.	1,320	16,698
ESSA Bancorp, Inc.	951	10,765
First Defiance Financial Corp.	507	14,145
First Financial Northwest, Inc.	1,229	13,310
Fox Chase Bancorp, Inc.	1,043	17,825
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Franklin Financial Corp./VA (a)	1,035	$ 20,555
Heritage Financial Group, Inc.	1,293	26,507
Hingham Institution for Savings	315	25,994
HMN Financial, Inc. (a)	328	4,021
Home Bancorp, Inc. (a)	655	14,633
Home Loan Servicing Solutions Ltd.	4,476	98,024
HomeStreet, Inc.	1,066	19,391
Hudson City Bancorp, Inc.	31,490	310,806
Kearny Financial Corp. (a)	3,917	61,301
Meridian Bancorp, Inc. (a)	2,891	30,587
Meta Financial Group, Inc.	350	13,300
NASB Financial, Inc.	622	15,115
NMI Holdings, Inc. (a)(d)	3,512	33,996
Northfield Bancorp, Inc.	3,371	44,194
Northwest Bancshares, Inc.	5,349	67,451
OceanFirst Financial Corp.	629	10,328
Oconee Federal Financial Corp.	484	8,712
Oritani Financial Corp.	2,599	38,985
People's United Financial, Inc.	19,013	284,244
Provident Financial Holdings, Inc.	655	9,589
Pulaski Financial Corp.	967	11,111
Riverview Bancorp, Inc. (a)	2,024	7,772
Severn Bancorp, Inc. (a)	1,225	5,574
SI Financial Group, Inc.	1,642	17,816
Territorial Bancorp, Inc.	920	18,915
TFS Financial Corp. (a)	18,270	263,819
Tree.com, Inc. (a)	719	23,001
Trustco Bank Corp., New York	6,770	47,525
United Community Financial Corp.	2,284	10,461
United Financial Bancorp, Inc. New	2,849	35,299
Washington Federal, Inc.	6,432	139,896
Waterstone Financial, Inc. Maryland	2,614	29,878
Westfield Financial, Inc.	787	5,714
WSFS Financial Corp.	703	52,444
		2,338,105
TOTAL FINANCIALS		27,233,041
HEALTH CARE - 15.8%
Biotechnology - 10.2%
ACADIA Pharmaceuticals, Inc. (a)(d)	5,453	130,763
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Acceleron Pharma, Inc. (d)	1,893	$ 50,865
Achillion Pharmaceuticals, Inc. (a)	5,073	58,695
Acorda Therapeutics, Inc. (a)	2,277	74,185
Adamas Pharmaceuticals, Inc. (d)	1,698	31,821
Aegerion Pharmaceuticals, Inc. (a)	1,777	54,287
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,554	2,331
Agenus, Inc. (a)	6,629	20,815
Agios Pharmaceuticals, Inc. (a)	1,909	88,234
Akebia Therapeutics, Inc. (a)	1,593	35,858
Alder Biopharmaceuticals, Inc.	2,241	38,187
Alexion Pharmaceuticals, Inc. (a)	12,039	2,038,082
Alkermes PLC (a)	8,782	392,819
Alnylam Pharmaceuticals, Inc. (a)	4,527	315,396
AMAG Pharmaceuticals, Inc. (a)(d)	1,247	28,220
Amarin Corp. PLC ADR (a)(d)	8,238	15,899
Ambit Biosciences Corp. (a)	1,419	10,742
Amgen, Inc.	45,126	6,289,662
Amicus Therapeutics, Inc. (a)	3,244	23,324
Anacor Pharmaceuticals, Inc. (a)(d)	2,426	56,502
Applied Genetic Technologies Corp.	1,189	20,332
Ardelyx, Inc.	1,094	16,366
Arena Pharmaceuticals, Inc. (a)(d)	13,000	53,560
Argos Therapeutics, Inc. (a)	1,413	13,268
ARIAD Pharmaceuticals, Inc. (a)(d)	10,726	66,716
ArQule, Inc. (a)	4,427	5,844
Array BioPharma, Inc. (a)(d)	6,349	25,079
Arrowhead Research Corp. (a)(d)	2,765	40,286
Athersys, Inc. (a)	3,769	5,314
Auspex Pharmaceuticals, Inc. (d)	1,416	32,554
Avalanche Biotechnologies, Inc. (a)	1,094	32,415
AVEO Pharmaceuticals, Inc. (a)	2,397	3,164
BIND Therapeutics, Inc.	946	9,517
BioCryst Pharmaceuticals, Inc. (a)(d)	3,496	47,196
Biogen Idec, Inc. (a)	14,128	4,846,469
BioMarin Pharmaceutical, Inc. (a)	8,731	621,822
Biospecifics Technologies Corp. (a)	378	11,824
Biota Pharmaceuticals, Inc. (a)	3,006	6,914
Bluebird Bio, Inc. (a)	1,713	68,537
Cancer Genetics, Inc. (a)(d)	720	6,408
Cara Therapeutics, Inc.	1,468	15,003
Celgene Corp. (a)	47,972	4,558,299
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celladon Corp. (a)	1,173	$ 13,525
Celldex Therapeutics, Inc. (a)(d)	5,491	87,362
Cellular Dynamics International, Inc. (a)(d)	1,277	14,609
Celsion Corp. (a)(d)	591	1,921
Cepheid, Inc. (a)	4,176	167,165
ChemoCentryx, Inc. (a)(d)	2,416	12,346
Chimerix, Inc. (a)	2,633	67,247
China Biologic Products, Inc. (a)(d)	1,528	81,167
Clovis Oncology, Inc. (a)(d)	2,070	98,449
Conatus Pharmaceuticals, Inc. (a)(d)	1,251	8,619
Concert Pharmaceuticals, Inc. (d)	1,602	14,354
Coronado Biosciences, Inc. (a)	2,148	4,511
CTI BioPharma Corp. (a)(d)	7,822	20,024
Cubist Pharmaceuticals, Inc.	4,493	310,152
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	3,893	6,813
Cyclacel Pharmaceuticals, Inc. (a)(d)	495	1,723
Cytokinetics, Inc. (a)	1,774	7,593
Cytori Therapeutics, Inc. (a)(d)	2,760	3,892
CytRx Corp. (a)(d)	1,314	4,362
Dendreon Corp. (a)(d)	8,740	11,886
Dicerna Pharmaceuticals, Inc.	920	12,678
Discovery Laboratories, Inc. (a)(d)	7,844	14,276
Durata Therapeutics, Inc. (a)(d)	1,805	28,447
Dyax Corp. (a)	7,576	77,351
Dynavax Technologies Corp. (a)	18,160	25,787
Eagle Pharmaceuticals, Inc. (d)	1,199	15,107
Eleven Biotherapeutics, Inc.	1,151	12,753
Enanta Pharmaceuticals, Inc. (a)(d)	1,321	55,429
Enzymotec Ltd. (d)	1,380	12,089
Epizyme, Inc. (a)(d)	1,703	58,736
Esperion Therapeutics, Inc. (a)(d)	1,243	19,378
Exact Sciences Corp. (a)(d)	4,626	96,452
Exelixis, Inc. (a)(d)	11,926	49,374
Fate Therapeutics, Inc.	1,483	7,890
Five Prime Therapeutics, Inc.	946	11,002
Flexion Therapeutics, Inc.	1,146	15,723
Foundation Medicine, Inc. (d)	1,552	36,115
Galectin Therapeutics, Inc. (a)(d)	1,257	7,869
Galena Biopharma, Inc. (a)(d)	4,426	10,445
Galmed Pharmaceuticals Ltd. (a)	1,074	7,314
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genocea Biosciences, Inc. (d)	1,189	$ 15,231
Genomic Health, Inc. (a)(d)	1,771	52,634
GenVec, Inc. (a)	601	1,250
Geron Corp. (a)(d)	7,935	18,885
Gilead Sciences, Inc. (a)	91,438	9,836,900
GlycoMimetics, Inc.	1,324	10,791
Grifols SA ADR	5,452	218,898
GTx, Inc. (a)(d)	4,418	4,197
Halozyme Therapeutics, Inc. (a)(d)	6,999	66,491
Harvard Apparatus (a)	760	6,673
Heron Therapeutics, Inc. (a)	1,699	15,954
Hyperion Therapeutics, Inc. (a)(d)	1,365	35,299
Idera Pharmaceuticals, Inc. (a)(d)	3,113	8,997
Ignyta, Inc. (a)	1,927	14,453
ImmunoGen, Inc. (a)(d)	5,732	67,752
Immunomedics, Inc. (a)(d)	5,710	19,014
Incyte Corp. (a)	9,954	539,507
Infinity Pharmaceuticals, Inc. (a)	2,702	30,533
Insmed, Inc. (a)	2,564	35,717
Insys Therapeutics, Inc. (a)(d)	1,983	70,040
Intercept Pharmaceuticals, Inc. (a)	1,271	368,234
InterMune, Inc. (a)	6,013	441,655
Ironwood Pharmaceuticals, Inc. Class A (a)	7,647	98,952
Isis Pharmaceuticals, Inc. (a)(d)	6,900	281,244
Kamada (a)	2,587	17,592
Karyopharm Therapeutics, Inc.	1,620	58,320
Keryx Biopharmaceuticals, Inc. (a)(d)	4,751	86,421
Kindred Biosciences, Inc.	1,735	18,929
Kite Pharma, Inc. (d)	2,080	58,802
KYTHERA Biopharmaceuticals, Inc. (a)(d)	1,293	48,630
Lexicon Pharmaceuticals, Inc. (a)(d)	28,597	43,467
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	1,344	69,942
General CVR (a)	1,530	96
Glucagon CVR (a)	1,530	145
rights (a)	1,530	17
TR Beta CVR (a)	1,530	18
Lpath, Inc. (a)	2,201	7,483
Macrogenics, Inc.	1,731	36,974
MannKind Corp. (a)(d)	23,695	174,632
Medivation, Inc. (a)	4,635	422,990
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
MEI Pharma, Inc. (a)	1,384	$ 10,076
Merrimack Pharmaceuticals, Inc. (a)	5,246	36,617
MiMedx Group, Inc. (a)(d)	5,364	37,763
Mirati Therapeutics, Inc. (a)	1,588	32,633
Momenta Pharmaceuticals, Inc. (a)	3,575	42,149
Myriad Genetics, Inc. (a)(d)	4,579	165,714
Nanosphere, Inc. (a)	2,421	2,031
Neurocrine Biosciences, Inc. (a)	5,147	83,948
NewLink Genetics Corp. (a)(d)	1,542	42,575
Northwest Biotherapeutics, Inc. (a)	2,332	13,619
Novavax, Inc. (a)(d)	13,070	61,298
NPS Pharmaceuticals, Inc. (a)	5,990	180,778
Nymox Pharmaceutical Corp. (a)(d)	1,794	9,078
Ohr Pharmaceutical, Inc. (a)(d)	1,319	10,842
OncoGenex Pharmaceuticals, Inc. (a)	437	1,446
Oncolytics Biotech, Inc. (a)	3,184	4,393
OncoMed Pharmaceuticals, Inc. (a)(d)	1,877	38,084
Onconova Therapeutics, Inc. (a)(d)	1,546	8,070
Oncothyreon, Inc. (a)	3,689	8,632
Ophthotech Corp.	1,892	73,712
Orexigen Therapeutics, Inc. (a)(d)	9,501	54,156
Osiris Therapeutics, Inc. (a)(d)	2,323	33,196
Otonomy, Inc.	1,314	26,175
OvaScience, Inc. (a)(d)	1,322	17,860
PDL BioPharma, Inc. (d)	9,200	92,828
Peregrine Pharmaceuticals, Inc. (a)(d)	11,817	19,498
Pharmacyclics, Inc. (a)(d)	4,531	563,611
Pluristem Therapeutics, Inc. (a)	3,865	10,667
Portola Pharmaceuticals, Inc. (a)	2,100	58,569
Prana Biotechnology Ltd. ADR (a)	1,335	2,990
Progenics Pharmaceuticals, Inc. (a)(d)	3,300	18,183
Prosensa Holding BV (a)	2,553	23,232
Prothena Corp. PLC (a)	1,363	31,213
PTC Therapeutics, Inc. (a)	1,963	62,149
QLT, Inc. (a)	3,591	19,715
Radius Health, Inc. (a)	4,832	66,102
Raptor Pharmaceutical Corp. (a)(d)	3,213	35,407
Receptos, Inc. (a)	1,344	68,746
Regado Biosciences, Inc. (d)	1,736	1,927
Regeneron Pharmaceuticals, Inc. (a)	5,884	2,062,460
Regulus Therapeutics, Inc. (a)(d)	3,134	21,562
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Repligen Corp. (a)	2,140	$ 40,788
Retrophin, Inc. (a)(d)	1,065	14,569
Rigel Pharmaceuticals, Inc. (a)	4,008	10,421
Sage Therapeutics, Inc. (a)(d)	1,368	39,563
Sangamo Biosciences, Inc. (a)(d)	3,904	55,827
Sarepta Therapeutics, Inc. (a)	2,890	66,268
Seattle Genetics, Inc. (a)	7,525	331,175
SIGA Technologies, Inc. (a)(d)	4,655	6,284
Sinovac Biotech Ltd. (a)(d)	3,637	20,113
Sorrento Therapeutics, Inc. (a)	1,502	8,261
Spectrum Pharmaceuticals, Inc. (a)	3,663	29,707
Stemline Therapeutics, Inc. (a)	922	10,400
Sunesis Pharmaceuticals, Inc. (a)	3,807	28,514
Synageva BioPharma Corp. (a)(d)	1,854	133,803
Synergy Pharmaceuticals, Inc. (a)(d)	5,044	19,672
Synta Pharmaceuticals Corp. (a)	8,857	35,428
T2 Biosystems, Inc.	1,314	30,498
Targacept, Inc. (a)	1,634	4,510
Tekmira Pharmaceuticals Corp. (a)	1,208	25,851
TESARO, Inc. (a)	1,911	56,489
TetraLogic Pharmaceuticals Corp.	1,972	8,775
TG Therapeutics, Inc. (a)(d)	2,461	20,869
Threshold Pharmaceuticals, Inc. (a)	3,591	14,939
Transition Therapeutics, Inc. (a)	2,562	18,831
Trevena, Inc.	2,038	12,045
Ultragenyx Pharmaceutical, Inc. (d)	2,669	142,418
uniQure B.V.	1,604	18,446
United Therapeutics Corp. (a)	2,789	328,628
Vanda Pharmaceuticals, Inc. (a)(d)	2,124	27,485
Verastem, Inc. (a)(d)	1,090	9,494
Versartis, Inc. (a)(d)	1,837	42,251
Vertex Pharmaceuticals, Inc. (a)	14,391	1,346,566
Vical, Inc. (a)	3,151	3,907
Vital Therapies, Inc. (d)	1,443	34,603
Xencor, Inc.	1,442	15,415
XOMA Corp. (a)(d)	5,120	22,426
Zafgen, Inc. (d)	2,190	45,859
ZIOPHARM Oncology, Inc. (a)(d)	6,638	21,441
		42,335,511
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	1,224	$ 58,446
Abiomed, Inc. (a)(d)	2,438	63,510
Accuray, Inc. (a)(d)	3,779	30,761
Align Technology, Inc. (a)	4,680	254,873
Alphatec Holdings, Inc. (a)	6,448	10,059
Analogic Corp.	782	56,460
Angiodynamics, Inc. (a)	2,371	33,455
Anika Therapeutics, Inc. (a)	886	37,212
Antares Pharma, Inc. (a)(d)	8,453	19,865
Atricure, Inc. (a)	1,791	27,796
Atrion Corp.	125	40,000
BioLase Technology, Inc. (d)	1,761	3,804
Cardica, Inc. (a)	4,864	5,448
Cardiovascular Systems, Inc. (a)	1,529	43,561
Cerus Corp. (a)(d)	4,929	18,533
CONMED Corp.	1,762	69,599
Cutera, Inc. (a)	645	6,257
Cyberonics, Inc. (a)	1,637	93,947
Cynosure, Inc. Class A (a)	1,525	34,358
DENTSPLY International, Inc.	8,595	410,024
Derma Sciences, Inc. (a)	2,032	17,211
DexCom, Inc. (a)	4,354	192,447
Endologix, Inc. (a)(d)	3,588	49,550
EnteroMedics, Inc. (a)(d)	3,406	4,973
Exactech, Inc. (a)	1,161	27,725
Fonar Corp. (a)	466	5,695
Genmark Diagnostics, Inc. (a)(d)	2,372	25,499
Hansen Medical, Inc. (a)(d)	5,116	6,395
HeartWare International, Inc. (a)(d)	1,071	86,858
Hologic, Inc. (a)	16,199	402,869
ICU Medical, Inc. (a)	1,534	96,013
IDEXX Laboratories, Inc. (a)	3,133	388,398
Imris, Inc. (a)	4,030	3,305
Inogen, Inc. (d)	681	14,063
Insulet Corp. (a)(d)	3,330	120,246
Integra LifeSciences Holdings Corp. (a)	2,189	109,428
Intuitive Surgical, Inc. (a)	2,302	1,081,963
K2M Group Holdings, Inc. (d)	2,106	29,926
Ldr Holding Corp. (d)	1,296	35,083
LeMaitre Vascular, Inc.	2,376	17,345
Lumenis Ltd. Class B	3,614	32,418
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Masimo Corp. (a)(d)	3,365	$ 75,511
Mazor Robotics Ltd. sponsored ADR (a)	526	7,148
Medical Action Industries, Inc. (a)	1,058	14,558
Meridian Bioscience, Inc.	2,536	49,630
Merit Medical Systems, Inc. (a)	2,307	28,861
Natus Medical, Inc. (a)	1,644	46,213
Neogen Corp. (a)	2,059	86,684
Neovasc, Inc. (a)	122	661
Novadaq Technologies, Inc. (a)	3,510	45,841
NuVasive, Inc. (a)	2,696	94,630
NxStage Medical, Inc. (a)	3,571	46,852
Ocular Therapeutix, Inc.	876	14,428
OraSure Technologies, Inc. (a)	2,737	22,799
Orthofix International NV (a)	998	33,842
Oxford Immunotec Global PLC (a)(d)	1,226	17,238
PhotoMedex, Inc. (a)(d)	1,459	11,935
Quidel Corp. (a)	2,334	55,082
Rockwell Medical Technologies, Inc. (a)	2,521	24,050
RTI Biologics, Inc. (a)	4,123	21,893
Sirona Dental Systems, Inc. (a)	3,388	276,156
Staar Surgical Co. (a)(d)	2,124	24,447
Stereotaxis, Inc. (a)	335	985
SurModics, Inc. (a)	1,058	21,604
Synergetics U.S.A., Inc. (a)	2,300	6,992
Syneron Medical Ltd. (a)	2,005	20,130
Tandem Diabetes Care, Inc.	1,115	15,777
TearLab Corp. (a)	1,526	5,906
The Spectranetics Corp. (a)(d)	2,211	62,748
Thoratec Corp. (a)	3,450	86,250
Tornier NV (a)	3,220	69,616
Trinity Biotech PLC sponsored ADR	1,482	32,322
TriVascular Technologies, Inc.	2,007	28,921
Unilife Corp. (a)(d)	5,802	14,795
Utah Medical Products, Inc.	304	15,835
Vascular Solutions, Inc. (a)	818	19,550
Veracyte, Inc.	1,212	15,223
Vermillion, Inc. (a)(d)	864	1,901
Volcano Corp. (a)	3,116	38,763
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)	3,193	$ 95,279
Zeltiq Aesthetics, Inc. (a)	1,871	39,310
		5,655,744
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	4,238	217,028
Addus HomeCare Corp. (a)	786	17,213
Air Methods Corp. (a)(d)	2,277	133,569
Alliance Healthcare Services, Inc. (a)	693	19,716
Almost Family, Inc. (a)	489	13,682
Amedisys, Inc. (a)	1,570	32,844
AmSurg Corp. (a)	2,426	130,495
Bio-Reference Laboratories, Inc. (a)	1,939	56,328
BioScrip, Inc. (a)(d)	4,418	37,376
BioTelemetry, Inc. (a)	1,782	13,044
Catamaran Corp. (a)	12,444	586,320
Chindex International, Inc. (a)	926	22,141
Corvel Corp. (a)	1,341	54,847
Cross Country Healthcare, Inc. (a)	1,616	12,896
Express Scripts Holding Co. (a)	46,400	3,430,352
Gentiva Health Services, Inc. (a)	1,680	30,358
HealthEquity, Inc. (a)	2,846	55,155
Healthways, Inc. (a)(d)	2,283	39,861
Henry Schein, Inc. (a)	5,224	625,261
iKang Healthcare Group, Inc. sponsored ADR (d)	3,685	78,085
IPC The Hospitalist Co., Inc. (a)	970	46,890
LHC Group, Inc. (a)	1,196	30,785
LifePoint Hospitals, Inc. (a)	2,709	202,633
Magellan Health Services, Inc. (a)	1,684	94,068
MWI Veterinary Supply, Inc. (a)	764	108,526
National Research Corp. Class A (a)	3,070	42,949
NeoStem, Inc. (a)	2,360	13,570
Patterson Companies, Inc.	6,431	258,976
PDI, Inc. (a)	943	2,744
Premier, Inc.	2,104	66,444
Providence Service Corp. (a)	968	44,073
RadNet, Inc. (a)	3,069	20,501
Sharps Compliance Corp. (a)	1,363	6,011
Surgical Care Affiliates, Inc.	2,232	66,424
The Ensign Group, Inc.	1,229	43,015
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
USMD Holdings, Inc. (a)	669	$ 5,787
VCA Antech, Inc. (a)	5,378	219,154
		6,879,121
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	10,979	162,215
athenahealth, Inc. (a)(d)	2,247	324,557
Cerner Corp. (a)	20,591	1,187,277
Computer Programs & Systems, Inc.	655	40,243
HealthStream, Inc. (a)	1,636	42,471
HMS Holdings Corp. (a)(d)	5,347	122,232
MedAssets, Inc. (a)	3,830	88,090
Medidata Solutions, Inc. (a)	3,268	152,093
Merge Healthcare, Inc. (a)	5,202	13,525
Omnicell, Inc. (a)	2,145	60,382
Quality Systems, Inc.	3,500	54,810
		2,247,895
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)	2,692	54,540
Affymetrix, Inc. (a)(d)	5,158	44,720
Albany Molecular Research, Inc. (a)(d)	2,099	41,560
Apricus Biosciences, Inc. (a)(d)	2,102	3,994
Bruker BioSciences Corp. (a)	10,059	201,784
Compugen Ltd. (a)	2,259	20,105
Fluidigm Corp. (a)(d)	1,571	42,763
Furiex Pharmaceuticals, Inc. rights (a)	599	5,852
Harvard Bioscience, Inc. (a)	3,040	13,741
ICON PLC (a)	3,712	183,892
Illumina, Inc. (a)	7,676	1,376,767
Luminex Corp. (a)	2,650	49,953
Nanostring Technologies, Inc. (a)	874	9,736
NeoGenomics, Inc. (a)	4,107	21,890
Pacific Biosciences of California, Inc. (a)	3,800	22,268
PAREXEL International Corp. (a)	3,325	187,663
QIAGEN NV (a)(d)	13,824	334,057
Sequenom, Inc. (a)(d)	8,004	29,695
Techne Corp.	2,173	207,565
		2,852,545
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(d)	2,613	18,683
Achaogen, Inc. (a)	1,257	11,954
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Acura Pharmaceuticals, Inc. (a)	2,469	$ 2,420
Aerie Pharmaceuticals, Inc.	1,212	19,853
Akorn, Inc. (a)(d)	6,498	253,552
Alcobra Pharma Ltd. (a)(d)	880	16,949
Alexza Pharmaceuticals, Inc. (a)	557	1,950
Alimera Sciences, Inc. (a)	2,842	17,876
Amphastar Pharmaceuticals, Inc. (a)	3,284	39,704
ANI Pharmaceuticals, Inc. (a)	624	18,302
Aratana Therapeutics, Inc. (a)	1,511	17,558
Assembly Biosciences, Inc. (a)	225	1,634
AstraZeneca PLC rights (a)	1,845	0
Auxilium Pharmaceuticals, Inc. (a)(d)	2,718	50,555
AVANIR Pharmaceuticals Class A (a)	8,496	52,845
Bio Path Holdings, Inc. (a)	2,680	6,191
Biodelivery Sciences International, Inc. (a)(d)	3,690	59,040
Cardiome Pharma Corp. (a)	786	5,423
Cempra, Inc. (a)(d)	2,077	21,954
Corcept Therapeutics, Inc. (a)	5,325	14,697
Cumberland Pharmaceuticals, Inc. (a)	1,823	9,334
DepoMed, Inc. (a)	3,545	54,416
Durect Corp. (a)	6,009	9,494
Egalet Corp. (d)	1,095	10,611
Endo Health Solutions, Inc. (a)	9,124	581,290
Endocyte, Inc. (a)	1,963	14,448
Flamel Technologies SA sponsored ADR (a)	1,587	23,805
GW Pharmaceuticals PLC ADR (a)	582	53,265
Horizon Pharma, Inc. (a)(d)	3,894	40,108
Impax Laboratories, Inc. (a)	4,381	107,948
Imprimis Pharmaceuticals, Inc. (a)(d)	1,093	8,525
Intersect ENT, Inc.	1,314	21,287
Intra-Cellular Therapies, Inc. (d)	1,725	24,530
Jazz Pharmaceuticals PLC (a)	3,509	571,686
MediWound Ltd. (a)	2,532	18,484
Mylan, Inc. (a)	22,341	1,085,773
Nektar Therapeutics (a)(d)	8,052	114,822
NeuroBioPharm, Inc.:
Class A (a)(d)	76	7
warrants (a)(d)	153	0
Ocera Therapeutics, Inc. (a)	903	5,364
Oculus Innovative Sciences, Inc. (a)	886	2,144
Omeros Corp. (a)(d)	1,849	27,569
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pacira Pharmaceuticals, Inc. (a)	2,050	$ 221,933
Pain Therapeutics, Inc. (a)	3,336	14,078
Pernix Therapeutics Holdings, Inc. (a)	2,812	24,436
Phibro Animal Health Corp. Class A	1,031	19,733
Pozen, Inc.	1,823	15,131
Relypsa, Inc. (d)	1,811	45,782
Repros Therapeutics, Inc. (a)(d)	1,346	29,504
Revance Therapeutics, Inc. (d)	1,940	45,299
Sagent Pharmaceuticals, Inc. (a)	2,163	60,175
Salix Pharmaceuticals Ltd. (a)	3,786	602,390
SciClone Pharmaceuticals, Inc. (a)	2,922	20,045
Shire PLC sponsored ADR	1,798	439,341
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	2,605	17,948
Supernus Pharmaceuticals, Inc. (a)	1,588	14,379
Tetraphase Pharmaceuticals, Inc. (a)	1,780	23,300
The Medicines Company (a)	3,934	100,750
Theravance Biopharma, Inc. (a)	2,014	59,141
Theravance, Inc. (a)(d)	7,055	166,216
VIVUS, Inc. (a)(d)	5,871	25,187
XenoPort, Inc. (a)	2,219	11,273
Zogenix, Inc. (a)	10,505	14,182
ZS Pharma, Inc. (d)	1,094	44,077
		5,430,350
TOTAL HEALTH CARE		65,401,166
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	1,456	45,922
American Science & Engineering, Inc.	381	22,060
API Technologies Corp. (a)	4,384	9,557
Astronics Corp. (a)	648	40,656
BE Aerospace, Inc. (a)	6,308	534,540
Elbit Systems Ltd.	2,533	151,651
Erickson Air-Crane, Inc. (a)(d)	599	7,913
Innovative Solutions & Support, Inc. (a)	1,312	7,229
KEYW Holding Corp. (a)(d)	2,214	26,192
Kratos Defense & Security Solutions, Inc. (a)	4,215	31,739
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)	701	$ 10,662
Taser International, Inc. (a)(d)	2,994	46,916
		935,037
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	5,068	41,406
Atlas Air Worldwide Holdings, Inc. (a)	1,576	52,717
C.H. Robinson Worldwide, Inc.	8,768	598,504
Echo Global Logistics, Inc. (a)(d)	1,525	39,589
Expeditors International of Washington, Inc.	11,983	494,898
Forward Air Corp.	1,840	85,174
Hub Group, Inc. Class A (a)	2,121	92,242
Park-Ohio Holdings Corp.	773	44,865
UTi Worldwide, Inc.	6,124	56,218
		1,505,613
Airlines - 0.7%
Allegiant Travel Co.	1,092	134,163
American Airlines Group, Inc.	42,604	1,657,722
Hawaiian Holdings, Inc. (a)(d)	3,667	57,205
JetBlue Airways Corp. (a)(d)	17,165	209,928
Republic Airways Holdings, Inc. (a)	2,582	26,207
Ryanair Holdings PLC sponsored ADR (a)	6,849	376,010
SkyWest, Inc.	3,477	31,189
Spirit Airlines, Inc. (a)	4,315	303,733
		2,796,157
Building Products - 0.1%
AAON, Inc.	3,603	67,232
American Woodmark Corp. (a)	977	38,318
Apogee Enterprises, Inc.	1,846	67,397
Builders FirstSource, Inc. (a)	6,358	43,870
China Ceramics Co. Ltd.	1,281	1,460
Gibraltar Industries, Inc. (a)	1,731	27,540
Insteel Industries, Inc.	1,404	32,966
Nortek, Inc. (a)	861	71,739
Patrick Industries, Inc. (a)	691	28,808
PGT, Inc. (a)	3,504	36,617
Universal Forest Products, Inc.	1,219	57,720
		473,667
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	1,754	7,823
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CECO Environmental Corp.	1,530	$ 21,512
China Recycling Energy Corp. (a)	2,438	3,523
Cintas Corp.	6,987	462,120
Copart, Inc. (a)	7,534	259,396
Courier Corp.	667	8,991
Fuel Tech, Inc. (a)	1,483	6,777
G&K Services, Inc. Class A	1,069	59,746
Guanwei Recycling Corp. (a)	580	464
Healthcare Services Group, Inc.	3,838	104,893
Heritage-Crystal Clean, Inc. (a)	1,456	23,311
Herman Miller, Inc.	3,368	100,097
Industrial Services of America, Inc. (a)	699	4,334
InnerWorkings, Inc. (a)(d)	3,777	32,747
Interface, Inc.	4,513	76,856
Intersections, Inc. (d)	1,013	3,546
Kimball International, Inc. Class B	2,026	32,173
McGrath RentCorp.	1,495	55,315
Mobile Mini, Inc.	2,904	113,750
Multi-Color Corp.	855	39,655
Performant Financial Corp. (a)	2,553	24,560
Perma-Fix Environmental Services, Inc. (a)	851	3,268
Quest Resource Holding Corp. (a)(d)	5,396	21,152
R.R. Donnelley & Sons Co.	12,034	212,641
SP Plus Corp. (a)	1,744	37,758
Stericycle, Inc. (a)	5,224	620,872
Swisher Hygiene, Inc. (a)	921	3,380
Tetra Tech, Inc.	3,876	98,838
U.S. Ecology, Inc.	1,276	54,536
United Stationers, Inc.	2,543	103,373
West Corp.	6,123	181,608
		2,779,015
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B	537	15,487
Aegion Corp. (a)	3,304	81,477
Foster Wheeler AG	6,174	201,519
Great Lakes Dredge & Dock Corp. (a)	3,868	29,474
Integrated Electrical Services, Inc. (a)	1,353	10,310
Layne Christensen Co. (a)(d)	1,368	15,568
MYR Group, Inc. (a)	1,311	30,651
Northwest Pipe Co. (a)	736	27,203
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Primoris Services Corp.	2,640	$ 76,666
Sterling Construction Co., Inc. (a)	2,158	18,386
		506,741
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,416	3,115
Altair Nanotechnologies, Inc. (a)	334	1,189
American Superconductor Corp. (a)(d)	2,998	5,321
Ballard Power Systems, Inc. (a)(d)	7,527	28,729
Broadwind Energy, Inc. (a)	554	5,075
Capstone Turbine Corp. (a)(d)	19,240	24,050
Encore Wire Corp.	1,087	46,143
Enphase Energy, Inc. (a)	2,151	30,286
Franklin Electric Co., Inc.	2,818	106,971
FuelCell Energy, Inc. (a)(d)	14,538	36,927
Highpower International, Inc. (a)	718	4,538
Hydrogenics Corp. (a)	395	8,445
Jinpan International Ltd.	1,093	7,487
LSI Industries, Inc.	1,064	7,480
Ocean Power Technologies, Inc. (a)	897	1,175
Plug Power, Inc. (a)(d)	7,977	44,512
Powell Industries, Inc.	893	47,052
Power Solutions International, Inc. (a)(d)	659	45,043
Preformed Line Products Co.	264	15,022
Real Goods Solar, Inc. Class A (a)(d)	1,709	2,564
Revolution Lighting Technologies, Inc. (a)(d)	4,428	9,166
SolarCity Corp. (a)(d)	5,492	377,191
Ultralife Corp. (a)	1,381	4,695
Vicor Corp. (a)	2,375	19,475
		881,651
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,268	60,465
Machinery - 0.8%
Adept Technology, Inc. (a)(d)	675	5,447
Altra Industrial Motion Corp.	1,777	59,103
American Railcar Industries, Inc.	1,296	103,291
ARC Group Worldwide, Inc. (a)	946	18,882
Astec Industries, Inc.	1,391	57,782
Chart Industries, Inc. (a)(d)	1,879	125,686
Columbus McKinnon Corp. (NY Shares)	1,357	34,006
Commercial Vehicle Group, Inc. (a)	2,080	16,682
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Dynamic Materials Corp.	690	$ 13,772
Energy Recovery, Inc. (a)(d)	2,720	12,893
ExOne Co. (a)(d)	764	22,362
FreightCar America, Inc.	701	20,883
Hardinge, Inc.	1,295	14,634
Hurco Companies, Inc.	345	11,433
L.B. Foster Co. Class A	520	27,279
Lincoln Electric Holdings, Inc.	4,650	330,615
Manitex International, Inc. (a)	841	11,345
Middleby Corp. (a)	3,439	296,545
NN, Inc.	1,348	39,335
Nordson Corp.	3,887	315,080
Omega Flex, Inc.	552	9,721
PACCAR, Inc.	21,059	1,322,716
PMFG, Inc. (a)	851	4,561
RBC Bearings, Inc.	1,388	85,806
Sun Hydraulics Corp.	1,610	64,448
Tecumseh Products Co. (a)	1,650	8,646
TriMas Corp. (a)	2,921	92,596
Twin Disc, Inc.	529	17,113
Westport Innovations, Inc. (a)(d)	3,315	47,769
Woodward, Inc.	4,100	214,143
		3,404,574
Marine - 0.1%
Diana Containerships, Inc.	2,301	6,144
DryShips, Inc. (d)	24,617	80,990
Euroseas Ltd. (a)	2,093	2,386
Knightsbridge Tankers Ltd.	1,437	17,618
Paragon Shipping, Inc. Class A (a)(d)	2,019	10,297
Rand Logistics, Inc. (a)	1,620	10,206
Star Bulk Carriers Corp. (a)(d)	4,590	64,627
Ultrapetrol (Bahamas) Ltd. (a)	8,935	29,932
		222,200
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	1,558	53,938
Acacia Research Corp.	2,746	48,851
Advisory Board Co. (a)	2,212	109,715
Barrett Business Services, Inc.	420	24,860
Corp. Resources Services, Inc. (a)	7,710	14,264
CRA International, Inc. (a)	736	19,806
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Exponent, Inc.	654	$ 47,781
Heidrick & Struggles International, Inc.	1,156	25,039
Hudson Global, Inc. (a)	1,496	5,775
Huron Consulting Group, Inc. (a)	1,276	77,172
ICF International, Inc. (a)	1,221	41,245
Kelly Services, Inc. Class A (non-vtg.)	1,946	32,518
Kforce, Inc.	2,430	48,770
Lightbridge Corp. (a)(d)	1,095	3,274
Odyssey Marine Exploration, Inc. (a)(d)	6,007	6,848
Paylocity Holding Corp. (a)(d)	2,924	66,463
Pendrell Corp. (a)	12,307	18,953
Resources Connection, Inc.	2,587	39,607
RPX Corp. (a)	2,718	41,286
Verisk Analytics, Inc. (a)	9,747	625,660
VSE Corp.	305	18,096
		1,369,921
Road & Rail - 0.6%
AMERCO	1,168	324,482
ArcBest Corp.	1,547	55,537
Avis Budget Group, Inc. (a)	6,166	416,267
Covenant Transport Group, Inc. Class A (a)	1,312	18,237
Heartland Express, Inc.	5,344	125,317
J.B. Hunt Transport Services, Inc.	7,263	548,720
Landstar System, Inc.	2,677	181,675
Marten Transport Ltd.	1,803	35,699
Old Dominion Freight Lines, Inc. (a)	5,158	343,884
P.A.M. Transportation Services, Inc. (a)	715	26,255
Patriot Transportation Holding, Inc. (a)	668	23,173
Quality Distribution, Inc. (a)	1,294	18,168
Saia, Inc. (a)	1,459	69,259
Student Transportation, Inc. (d)	6,181	40,020
U.S.A. Truck, Inc. (a)(d)	644	12,101
Universal Truckload Services, Inc.	1,964	48,884
Werner Enterprises, Inc.	4,120	102,588
YRC Worldwide, Inc. (a)	1,938	45,000
		2,435,266
Trading Companies & Distributors - 0.4%
Aceto Corp.	1,478	28,407
Beacon Roofing Supply, Inc. (a)	3,001	85,589
DXP Enterprises, Inc. (a)	899	72,028
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Fastenal Co. (d)	17,706	$ 801,728
General Finance Corp. (a)	2,075	18,177
H&E Equipment Services, Inc.	1,978	80,920
HD Supply Holdings, Inc. (a)	11,578	321,521
Houston Wire & Cable Co.	1,184	15,416
Lawson Products, Inc. (a)	920	16,376
Rush Enterprises, Inc.:
Class A (a)	1,595	58,489
Class B (a)	953	30,944
Stock Building Supply Holdings, Inc.	1,348	22,916
Titan Machinery, Inc. (a)(d)	1,276	15,708
Willis Lease Finance Corp. (a)	877	18,575
		1,586,794
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)	304	10,491
TOTAL INDUSTRIALS		18,967,592
INFORMATION TECHNOLOGY - 47.7%
Communications Equipment - 4.6%
ADTRAN, Inc.	3,734	86,181
Alliance Fiber Optic Products, Inc. (d)	1,258	18,644
Applied Optoelectronics, Inc.	828	17,587
Arris Group, Inc. (a)	8,245	252,379
Aruba Networks, Inc. (a)	6,357	135,722
AudioCodes Ltd. (a)	3,036	17,244
Aviat Networks, Inc. (a)	4,633	7,274
Bel Fuse, Inc. Class B (non-vtg.)	563	13,253
Black Box Corp.	1,196	28,285
Brocade Communications Systems, Inc.	26,209	276,505
CalAmp Corp. (a)(d)	1,895	36,536
Ceragon Networks Ltd. (a)	2,048	5,018
Cisco Systems, Inc.	306,295	7,654,312
Clearfield, Inc. (a)(d)	1,004	13,444
CommScope Holding Co., Inc.	11,323	291,680
Communications Systems, Inc.	1,341	15,140
Comtech Telecommunications Corp.	947	36,024
Digi International, Inc. (a)	2,059	17,172
DragonWave, Inc. (a)(d)	2,144	3,175
EchoStar Holding Corp. Class A (a)	2,718	137,069
EMCORE Corp. (a)(d)	3,930	17,213
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EXFO, Inc. (sub. vtg.) (a)	1,387	$ 6,059
Extreme Networks, Inc. (a)	5,394	28,750
F5 Networks, Inc. (a)	4,550	565,065
Finisar Corp. (a)(d)	5,904	119,910
Gilat Satellite Networks Ltd. (a)	3,714	17,567
Harmonic, Inc. (a)	6,060	39,814
Infinera Corp. (a)	7,574	80,133
InterDigital, Inc.	2,287	101,474
Ituran Location & Control Ltd.	2,281	49,954
Ixia (a)	4,600	44,252
JDS Uniphase Corp. (a)	14,237	164,437
KVH Industries, Inc. (a)	783	9,733
Meru Networks, Inc. (a)(d)	2,905	10,371
Mitel Networks Corp. (a)	5,761	57,725
NETGEAR, Inc. (a)	2,241	74,446
Novatel Wireless, Inc. (a)	3,061	6,887
NumereX Corp. Class A (a)	1,274	14,594
Oclaro, Inc. (a)	4,402	7,704
Oplink Communications, Inc.	1,047	20,228
Parkervision, Inc. (a)(d)	6,263	7,766
PC-Tel, Inc.	1,708	13,357
Polycom, Inc. (a)	8,850	117,263
Procera Networks, Inc. (a)(d)	828	8,520
QUALCOMM, Inc.	100,764	7,668,140
Radware Ltd. (a)	2,290	39,686
Riverbed Technology, Inc. (a)	9,821	185,028
ShoreTel, Inc. (a)	4,146	27,778
Sierra Wireless, Inc. (a)(d)	2,014	56,384
Silicom Ltd.	529	16,425
Sonus Networks, Inc. (a)	11,778	44,403
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	12,876	160,821
Tessco Technologies, Inc.	531	17,104
Ubiquiti Networks, Inc. (a)(d)	5,364	243,311
UTStarcom Holdings Corp. (a)	2,123	6,560
ViaSat, Inc. (a)(d)	2,807	159,831
Westell Technologies, Inc. Class A (a)	4,258	8,175
Wi-Lan, Inc.	7,316	28,327
		19,307,839
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	1,610	20,093
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
CDW Corp.	10,472	$ 345,995
Cognex Corp. (a)	5,298	222,410
Coherent, Inc. (a)	1,380	88,969
Control4 Corp. (d)	1,348	20,031
CUI Global, Inc. (a)	1,604	11,886
Daktronics, Inc.	2,697	35,493
Deswell Industries, Inc.	1,317	2,897
DTS, Inc. (a)	926	22,122
Echelon Corp. (a)	2,806	6,426
Electro Rent Corp.	1,656	25,055
Electro Scientific Industries, Inc.	2,047	15,189
FARO Technologies, Inc. (a)	1,058	61,375
FEI Co.	2,523	212,033
Flextronics International Ltd. (a)	34,675	382,812
FLIR Systems, Inc.	8,559	289,209
GSI Group, Inc. (a)	2,300	29,486
HLS Systems International Ltd. (a)	3,047	67,247
I. D. Systems Inc. (a)	921	4,872
Identiv, Inc. (a)	473	8,084
II-VI, Inc. (a)	3,646	50,898
Insight Enterprises, Inc. (a)	2,497	65,521
IPG Photonics Corp. (a)(d)	3,177	218,196
Itron, Inc. (a)	2,359	99,597
Littelfuse, Inc.	1,246	114,520
LoJack Corp. (a)	1,611	6,444
Maxwell Technologies, Inc. (a)	1,679	17,243
Measurement Specialties, Inc. (a)	1,036	88,910
Mercury Systems, Inc. (a)	1,455	16,252
Mesa Laboratories, Inc.	209	14,881
MTS Systems Corp.	882	62,693
Multi-Fineline Electronix, Inc. (a)	1,708	17,302
National Instruments Corp.	7,640	253,266
Neonode, Inc. (a)	2,129	6,451
NetList, Inc. (a)(d)	3,484	3,972
Newport Corp. (a)	2,700	50,949
Orbotech Ltd. (a)	2,162	35,068
OSI Systems, Inc. (a)	1,092	76,178
PC Connection, Inc.	1,917	43,478
PC Mall, Inc. (a)	1,490	15,556
Plexus Corp. (a)	2,144	88,311
RadiSys Corp. (a)	1,432	4,411
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Richardson Electronics Ltd.	738	$ 7,520
Rofin-Sinar Technologies, Inc. (a)	1,713	41,043
Sanmina Corp. (a)	4,722	110,873
ScanSource, Inc. (a)	1,846	71,182
Speed Commerce, Inc. (a)	2,232	7,343
Tech Data Corp. (a)	2,231	150,593
Trimble Navigation Ltd. (a)	15,654	520,652
TTM Technologies, Inc. (a)	4,452	34,058
Uni-Pixel, Inc. (a)(d)	668	5,170
Universal Display Corp. (a)(d)	2,831	98,349
Viasystems Group, Inc. (a)	1,084	11,545
Zebra Technologies Corp. Class A (a)	3,036	236,899
		4,517,008
Internet Software & Services - 11.4%
21Vianet Group, Inc. ADR (a)(d)	2,645	72,235
Akamai Technologies, Inc. (a)	10,439	630,724
Angie's List, Inc. (a)(d)	3,958	30,358
Autobytel, Inc. (a)	535	4,382
Baidu.com, Inc. sponsored ADR (a)	16,422	3,522,847
Bazaarvoice, Inc. (a)(d)	4,209	30,726
Benefitfocus, Inc.	1,520	50,190
Blucora, Inc. (a)(d)	2,145	33,419
Borderfree, Inc. (a)	1,359	19,040
Brightcove, Inc. (a)(d)	2,208	13,425
Carbonite, Inc. (a)	1,576	16,800
China Finance Online Co. Ltd. ADR (a)(d)	1,403	13,048
ChinaCache International Holdings Ltd. sponsored ADR (a)(d)	904	13,162
comScore, Inc. (a)	2,226	85,278
Constant Contact, Inc. (a)	1,840	57,353
Conversant, Inc. (a)(d)	4,194	115,503
Cornerstone OnDemand, Inc. (a)(d)	3,254	121,830
CoStar Group, Inc. (a)	2,110	305,423
Criteo SA sponsored ADR (d)	604	22,680
DealerTrack Holdings, Inc. (a)(d)	3,203	143,366
Digital River, Inc. (a)	2,329	35,564
E2open, Inc. (a)	1,390	20,989
EarthLink Holdings Corp.	6,831	28,212
eBay, Inc. (a)	75,585	4,194,968
eGain Communications Corp. (a)	1,426	9,312
Endurance International Group Holdings, Inc. (d)	7,438	100,115
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Equinix, Inc. (a)	3,013	$ 657,617
Facebook, Inc. Class A (a)	119,121	8,912,633
Five9, Inc.	4,308	25,288
GigaMedia Ltd. (a)	3,267	3,202
Global Eagle Entertainment, Inc. (a)(d)	4,728	59,667
Gogo, Inc. (a)(d)	4,904	83,025
Google, Inc.:
Class A (a)	16,800	9,783,648
Class C (a)	20,041	11,455,436
IAC/InterActiveCorp	4,650	323,594
Internap Network Services Corp. (a)	3,503	23,961
iPass, Inc. (a)	5,780	6,705
j2 Global, Inc.	2,631	140,627
Limelight Networks, Inc. (a)	7,015	16,626
Liquidity Services, Inc. (a)	1,823	27,783
LiveDeal, Inc. (a)(d)	1,019	4,045
LivePerson, Inc. (a)	3,519	45,430
LogMeIn, Inc. (a)	1,612	68,155
Marchex, Inc. Class B	2,087	17,906
Marketo, Inc. (a)(d)	2,423	70,945
MercadoLibre, Inc.	2,628	302,062
Move, Inc. (a)	2,369	37,667
Net Element International, Inc. (a)(d)	1,486	2,333
NetEase.com, Inc. sponsored ADR	4,514	397,413
NIC, Inc.	4,309	80,751
Perficient, Inc. (a)	2,324	40,019
Perion Network Ltd. (a)(d)	3,992	26,227
Points International Ltd. (a)	1,223	21,647
QuinStreet, Inc. (a)	2,681	12,842
RealNetworks, Inc. (a)	2,121	16,332
Rediff.com India Ltd. sponsored ADR (a)(d)	920	2,171
Reis, Inc.	575	13,639
Rocket Fuel, Inc. (d)	2,119	34,519
SciQuest, Inc. (a)	1,224	19,547
Sify Technologies Ltd. sponsored ADR	2,668	5,443
SINA Corp. (a)	3,924	181,210
Sohu.com, Inc. (a)(d)	2,262	133,594
SPS Commerce, Inc. (a)	1,054	58,961
Stamps.com, Inc. (a)	1,035	34,838
Support.com, Inc. (a)	4,209	10,144
Synacor, Inc. (a)	6,495	13,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TechTarget, Inc. (a)	2,300	$ 19,918
TheStreet.com, Inc.	4,106	9,690
Travelzoo, Inc. (a)	1,151	19,625
TrueCar, Inc. (d)	4,181	86,421
Tucows, Inc. (a)	890	14,400
United Online, Inc.	705	9,003
Unwired Planet, Inc. (d)	5,821	12,224
VeriSign, Inc. (a)(d)	7,698	439,363
VistaPrint Ltd. (a)(d)	1,967	94,967
Web.com Group, Inc. (a)	3,140	59,503
WebMD Health Corp. (a)(d)	2,423	117,152
Weibo Corp. sponsored ADR (d)	1,683	33,525
Wix.com Ltd. (a)	2,164	35,619
Xoom Corp. (a)(d)	2,464	56,327
Yahoo!, Inc. (a)	59,941	2,308,328
Yandex NV (a)(d)	15,125	430,004
YY, Inc. ADR (a)(d)	2,313	196,351
Zillow, Inc. (a)	1,969	282,473
Zix Corp. (a)	3,408	13,121
		47,099,735
IT Services - 2.1%
Acxiom Corp. (a)	4,455	82,618
Amdocs Ltd.	9,594	451,877
Automatic Data Processing, Inc.	28,662	2,392,704
Blackhawk Network Holdings, Inc. (a)	1,298	35,799
Blackhawk Network Holdings, Inc. (a)	3,773	103,644
Cardtronics, Inc. (a)	2,743	97,377
Cass Information Systems, Inc.	713	33,454
China Information Technology, Inc. (a)(d)	1,454	7,197
Cognizant Technology Solutions Corp. Class A (a)	36,057	1,648,887
Computer Task Group, Inc.	1,093	13,969
CSG Systems International, Inc.	2,076	57,547
Datalink Corp. (a)	1,386	17,103
Euronet Worldwide, Inc. (a)	3,042	162,139
ExlService Holdings, Inc. (a)	2,217	60,458
Fiserv, Inc. (a)	14,919	961,828
Forrester Research, Inc.	975	37,889
Hackett Group, Inc.	2,599	16,296
iGATE Corp. (a)	3,644	136,358
Information Services Group, Inc. (a)	1,910	8,118
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Innodata, Inc. (a)	1,933	$ 5,992
Jack Henry & Associates, Inc.	5,199	300,554
Lionbridge Technologies, Inc. (a)	3,290	15,266
ManTech International Corp. Class A	1,224	35,472
Mattersight Corp. (a)	1,613	7,871
ModusLink Global Solutions, Inc. (a)(d)	2,553	10,442
MoneyGram International, Inc. (a)	3,220	45,273
NCI, Inc. Class A (a)	747	6,828
Paychex, Inc.	21,474	894,392
PFSweb, Inc. (a)	622	5,312
Planet Payment, Inc. (a)	4,733	11,407
PRG-Schultz International, Inc. (a)	2,651	16,489
QIWI PLC Class B sponsored ADR (d)	1,397	52,094
Sabre Corp.	16,204	295,399
Sapient Corp. (a)	8,478	123,016
ServiceSource International, Inc. (a)	3,984	15,139
Sykes Enterprises, Inc. (a)	2,622	54,905
Syntel, Inc. (a)	2,489	222,442
Teletech Holdings, Inc. (a)	3,392	91,075
Virtusa Corp. (a)	1,528	52,028
		8,586,658
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Energy Industries, Inc. (a)	2,300	44,275
Aixtron AG sponsored ADR (a)(d)	284	3,715
Alpha & Omega Semiconductor Ltd. (a)	1,762	16,246
Altera Corp.	18,546	655,416
Ambarella, Inc. (a)(d)	1,708	58,499
Amkor Technology, Inc. (a)	14,117	146,817
Amtech Systems, Inc. (a)	609	6,480
ANADIGICS, Inc. (a)(d)	4,623	2,896
Analog Devices, Inc.	18,873	964,788
Applied Materials, Inc.	72,508	1,675,297
Applied Micro Circuits Corp. (a)(d)	3,708	31,407
ARM Holdings PLC sponsored ADR	7,799	378,485
ASM International NV (depositary receipt)	323	12,552
ASML Holding NV	5,194	499,247
Atmel Corp. (a)	25,098	222,368
Audience, Inc. (a)	1,456	12,492
Avago Technologies Ltd.	14,973	1,229,134
Axcelis Technologies, Inc. (a)	6,993	14,126
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AXT, Inc. (a)	3,045	$ 7,399
Broadcom Corp. Class A	31,589	1,243,975
Brooks Automation, Inc.	4,333	49,136
Cabot Microelectronics Corp. (a)	1,501	64,393
Camtek Ltd. (a)(d)	2,278	9,249
Canadian Solar, Inc. (a)	3,047	107,986
Cascade Microtech, Inc. (a)	1,231	13,541
Cavium, Inc. (a)	3,324	186,742
Ceva, Inc. (a)	1,610	24,408
China Sunergy Co. Ltd. ADR (a)	672	1,996
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	1,649	39,461
Cirrus Logic, Inc. (a)(d)	3,707	89,635
Cohu, Inc.	1,357	16,691
Cree, Inc. (a)(d)	7,373	335,914
Cypress Semiconductor Corp.	9,798	108,268
Diodes, Inc. (a)	2,490	63,371
DSP Group, Inc. (a)	2,001	17,969
Entegris, Inc. (a)	8,004	97,169
Entropic Communications, Inc. (a)	4,977	13,090
EZchip Semiconductor Ltd. (a)	1,564	43,698
Fairchild Semiconductor International, Inc. (a)	7,302	128,150
First Solar, Inc. (a)(d)	5,914	412,088
FormFactor, Inc. (a)	2,840	19,994
GSI Technology, Inc. (a)	1,186	6,713
GT Advanced Technologies, Inc. (a)(d)	8,093	144,136
Hanwha Solarone Co. Ltd. ADR (a)(d)	2,743	6,007
Himax Technologies, Inc. sponsored ADR (d)	6,194	51,534
Ikanos Communications, Inc. (a)	2,852	1,071
Integrated Device Technology, Inc. (a)	9,296	152,919
Integrated Silicon Solution, Inc.	1,547	22,942
Intel Corp.	297,217	10,378,818
Intermolecular, Inc. (a)	2,300	5,106
Intersil Corp. Class A	7,573	113,936
IXYS Corp.	2,490	29,855
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,462	13,524
KLA-Tencor Corp.	9,932	759,003
Kopin Corp. (a)	5,066	20,112
Kulicke & Soffa Industries, Inc. (a)	5,213	76,579
Lam Research Corp.	9,731	699,756
Lattice Semiconductor Corp. (a)	7,499	56,317
Linear Technology Corp.	14,658	661,222
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions, Inc. (a)	2,584	$ 61,189
Marvell Technology Group Ltd.	29,727	413,503
Mattson Technology, Inc. (a)	3,336	8,207
Maxim Integrated Products, Inc.	16,612	513,145
Mellanox Technologies Ltd. (a)(d)	2,601	108,696
Micrel, Inc.	3,666	45,935
Microchip Technology, Inc.	11,875	579,856
Micron Technology, Inc. (a)	63,645	2,074,827
Microsemi Corp. (a)	5,712	152,168
MKS Instruments, Inc.	3,001	101,854
Monolithic Power Systems, Inc.	2,122	101,389
Montage Tech Group Ltd. (d)	1,753	37,654
MoSys, Inc. (a)(d)	2,346	7,554
Nanometrics, Inc. (a)	1,225	20,482
Nova Measuring Instruments Ltd. (a)	1,680	18,749
NVE Corp. (a)	345	23,805
NVIDIA Corp.	33,174	645,234
NXP Semiconductors NV (a)	15,093	1,034,172
O2Micro International Ltd. sponsored ADR (a)	2,490	7,669
Omnivision Technologies, Inc. (a)	3,221	87,321
ON Semiconductor Corp. (a)	27,308	266,526
PDF Solutions, Inc. (a)	2,070	41,338
Peregrine Semiconductor Corp. (a)	1,725	21,476
Pericom Semiconductor Corp. (a)	2,076	20,303
Photronics, Inc. (a)	3,428	30,269
Pixelworks, Inc. (a)(d)	910	6,033
PMC-Sierra, Inc. (a)	10,838	79,984
Power Integrations, Inc.	1,939	115,913
QuickLogic Corp. (a)(d)	2,370	8,034
Rambus, Inc. (a)	6,834	84,810
RF Micro Devices, Inc. (a)	17,095	213,175
Rubicon Technology, Inc. (a)(d)	1,455	9,079
SemiLEDs Corp. (a)	1,684	1,348
Semtech Corp. (a)	3,985	103,829
Sigma Designs, Inc. (a)	1,754	8,489
Silicon Image, Inc. (a)	4,997	25,285
Silicon Laboratories, Inc. (a)	2,498	113,234
Silicon Motion Technology Corp. sponsored ADR	1,887	50,874
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,237	23,792
Skyworks Solutions, Inc.	11,379	644,734
SunEdison Semiconductor Ltd.	2,404	40,387
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunPower Corp. (a)(d)	7,926	$ 302,932
Synaptics, Inc. (a)	2,070	169,947
Tessera Technologies, Inc.	3,528	104,323
Texas Instruments, Inc.	64,089	3,087,808
Tower Semiconductor Ltd. (a)	1,019	11,922
TriQuint Semiconductor, Inc. (a)	9,845	203,447
Ultra Clean Holdings, Inc. (a)	1,634	15,768
Ultratech, Inc. (a)	1,523	39,385
Veeco Instruments, Inc. (a)(d)	2,302	81,422
Vitesse Semiconductor Corp. (a)	3,136	10,474
Xcerra Corp. (a)	3,109	32,489
Xilinx, Inc.	16,031	677,310
		34,957,661
Software - 9.7%
ACI Worldwide, Inc. (a)	7,245	141,060
Activision Blizzard, Inc.	42,877	1,009,325
Actuate Corp. (a)	2,668	11,846
Adobe Systems, Inc. (a)	29,630	2,130,397
Advent Software, Inc.	3,220	104,038
Allot Communications Ltd. (a)(d)	2,550	27,617
American Software, Inc. Class A	600	5,520
ANSYS, Inc. (a)	5,503	447,394
Aspen Technology, Inc. (a)	5,462	224,434
Autodesk, Inc. (a)	13,655	732,454
Blackbaud, Inc.	2,480	96,447
BluePhoenix Solutions Ltd. (a)	483	1,845
Bottomline Technologies, Inc. (a)	2,381	67,049
BroadSoft, Inc. (a)(d)	1,620	38,653
CA Technologies, Inc.	26,430	746,383
Cadence Design Systems, Inc. (a)	17,114	301,891
Callidus Software, Inc. (a)	2,492	28,608
Changyou.com Ltd. (A Shares) ADR (a)	566	13,618
Check Point Software Technologies Ltd. (a)(d)	11,465	814,244
China Mobile Games & Entertainment Group Ltd. ADR (a)(d)	470	8,620
Citrix Systems, Inc. (a)	9,823	690,164
ClickSoftware Technologies Ltd.	1,687	13,429
CommVault Systems, Inc. (a)	2,937	161,946
Compuware Corp.	12,384	115,790
Comverse, Inc. (a)	1,224	30,221
Concur Technologies, Inc. (a)(d)	3,466	347,917
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Covisint Corp. (d)	2,164	$ 10,409
Datawatch Corp. (a)(d)	787	10,381
Descartes Systems Group, Inc. (a)	3,993	55,820
Digimarc Corp.	598	14,262
Ebix, Inc. (d)	1,967	30,370
Electronic Arts, Inc. (a)	18,610	704,202
EnerNOC, Inc. (a)	2,081	40,871
Envivio, Inc. (a)	2,310	4,135
EPIQ Systems, Inc.	2,300	33,465
ePlus, Inc. (a)	439	25,668
FalconStor Software, Inc. (a)	3,888	5,288
FireEye, Inc. (d)	8,904	277,271
Fortinet, Inc. (a)	10,020	258,616
Glu Mobile, Inc. (a)(d)	4,282	22,095
Guidance Software, Inc. (a)	1,980	15,503
Informatica Corp. (a)	6,212	211,550
Interactive Intelligence Group, Inc. (a)(d)	1,129	48,332
Intuit, Inc.	16,901	1,405,825
Jive Software, Inc. (a)(d)	3,821	26,671
Kofax Ltd. (a)	6,431	50,998
KongZhong Corp. sponsored ADR (a)	1,528	12,178
Magic Software Enterprises Ltd.	2,876	20,678
Majesco Entertainment Co. (a)	530	816
Manhattan Associates, Inc. (a)	4,643	134,090
Mentor Graphics Corp.	7,077	154,349
MICROS Systems, Inc. (a)	4,550	309,264
Microsoft Corp.	493,754	22,431,244
MicroStrategy, Inc. Class A (a)	529	73,494
Mitek Systems, Inc. (a)(d)	1,434	3,542
MobileIron, Inc. (d)	4,270	49,489
Monotype Imaging Holdings, Inc.	2,375	69,801
Net 1 UEPS Technologies, Inc. (a)	3,064	37,565
NetScout Systems, Inc. (a)	2,604	119,966
NICE Systems Ltd. sponsored ADR (d)	2,421	95,412
Nuance Communications, Inc. (a)	18,985	322,935
Open Text Corp.	7,422	416,937
Parametric Technology Corp. (a)	7,184	277,949
Park City Group, Inc. (a)	1,385	14,473
Pegasystems, Inc.	4,167	92,507
Perfect World Co. Ltd. sponsored ADR Class B	2,415	50,763
Progress Software Corp. (a)	3,338	77,308
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Proofpoint, Inc. (a)(d)	1,969	$ 78,524
QAD, Inc.:
Class A	706	14,607
Class B	253	4,334
Qlik Technologies, Inc. (a)	5,440	153,571
Qualys, Inc. (a)(d)	2,187	53,144
RealPage, Inc. (a)(d)	4,834	77,924
Rovi Corp. (a)	5,295	122,473
Sapiens International Corp. NV (a)(d)	3,550	29,252
SeaChange International, Inc. (a)	2,007	15,233
Shanda Games Ltd. sponsored ADR (a)	3,972	25,540
Smith Micro Software, Inc. (a)	2,048	2,048
Splunk, Inc. (a)	6,837	368,856
SS&C Technologies Holdings, Inc. (a)	5,077	229,785
Sungy Mobile Ltd. ADR	576	4,787
Symantec Corp.	40,885	992,688
Synchronoss Technologies, Inc. (a)	2,548	112,545
Synopsys, Inc. (a)	9,295	380,166
Take-Two Interactive Software, Inc. (a)	5,045	118,608
Tangoe, Inc. (a)(d)	2,014	28,035
TeleCommunication Systems, Inc. Class A (a)	2,300	6,854
TeleNav, Inc. (a)	2,702	18,617
The9 Ltd. sponsored ADR (a)	1,202	3,870
TIBCO Software, Inc. (a)	10,112	210,734
TigerLogic Corp. (a)	1,507	1,492
TiVo, Inc. (a)	6,977	98,306
Ultimate Software Group, Inc. (a)	1,702	250,177
Varonis Systems, Inc. (d)	1,568	37,318
Vasco Data Security International, Inc. (a)	1,665	24,592
Verint Systems, Inc. (a)	3,314	166,131
Vringo, Inc. (a)(d)	5,692	5,749
Zynga, Inc. (a)	44,141	127,788
		40,091,150
Technology Hardware, Storage & Peripherals - 10.4%
Apple, Inc.	360,264	36,927,013
Astro-Med, Inc.	871	11,567
BlackBerry Ltd. (a)(d)	31,719	322,899
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,817	2,417
Concurrent Computer Corp.	552	4,140
Cray, Inc. (a)(d)	2,285	64,460
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Dot Hill Systems Corp. (a)	5,227	$ 19,026
Electronics for Imaging, Inc. (a)	2,957	130,226
Hutchinson Technology, Inc. (a)	1,616	7,256
Immersion Corp. (a)	2,047	21,453
Intevac, Inc. (a)	1,391	9,918
Logitech International SA	9,972	137,215
NetApp, Inc.	19,504	822,289
QLogic Corp. (a)	6,017	54,454
Qumu Corp. (a)	608	7,898
SanDisk Corp.	13,651	1,337,252
Seagate Technology LLC	19,402	1,214,177
Silicon Graphics International Corp. (a)	1,547	15,161
Smart Technologies, Inc. Class A (a)	2,371	4,789
Stratasys Ltd. (a)(d)	2,923	350,643
Super Micro Computer, Inc. (a)	2,315	56,694
Western Digital Corp.	13,920	1,433,899
		42,954,846
TOTAL INFORMATION TECHNOLOGY		197,514,897
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	1,988	77,194
Advanced Emissions Solutions, Inc. (a)	934	20,352
Balchem Corp.	1,840	94,650
Burcon NutraScience Corp. (a)	1,730	6,476
Codexis, Inc. (a)	4,539	11,529
Gulf Resources, Inc. (a)	1,794	3,570
Hawkins, Inc.	463	17,038
Innophos Holdings, Inc.	1,242	72,222
Innospec, Inc.	1,564	65,970
Landec Corp. (a)	1,639	21,520
Marrone Bio Innovations, Inc. (d)	1,407	8,090
Metabolix, Inc. (a)(d)	1,565	1,064
Methanex Corp.	5,751	384,528
Penford Corp. (a)	724	9,861
Rentech, Inc. (a)	13,528	30,303
Senomyx, Inc. (a)(d)	2,301	18,707
Sigma Aldrich Corp.	7,223	751,192
		1,594,266
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	2,031	$ 105,632
U.S. Concrete, Inc. (a)(d)	1,108	28,132
United States Lime & Minerals, Inc.	208	12,963
		146,727
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	460	19,481
Silgan Holdings, Inc.	3,630	182,771
UFP Technologies, Inc. (a)	738	17,218
		219,470
Metals & Mining - 0.4%
Century Aluminum Co. (a)	5,314	132,744
China Gerui Adv Mat Group Ltd. (a)	2,400	1,314
China Natural Resources, Inc. (a)	1,248	4,480
Globe Specialty Metals, Inc.	4,223	86,740
Handy & Harman Ltd. (a)	1,107	28,992
Haynes International, Inc.	667	33,070
Horsehead Holding Corp. (a)(d)	3,299	66,607
Kaiser Aluminum Corp.	1,137	91,585
Olympic Steel, Inc.	736	17,693
Pan American Silver Corp.	9,180	131,825
Randgold Resources Ltd. sponsored ADR (d)	2,990	251,609
Royal Gold, Inc.	3,804	295,761
Schnitzer Steel Industries, Inc. Class A	1,503	41,618
Silver Standard Resources, Inc. (a)(d)	5,084	47,637
Steel Dynamics, Inc.	13,028	302,771
Sutor Technology Group Ltd. (a)	3,025	2,299
Universal Stainless & Alloy Products, Inc. (a)	401	12,844
		1,549,589
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	3,461	34,748
Pope Resources, Inc. LP	453	30,378
		65,126
TOTAL MATERIALS		3,575,178
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	5,017	38,982
Alaska Communication Systems Group, Inc. (a)	3,140	5,526
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Atlantic Tele-Network, Inc.	839	$ 49,199
B Communications Ltd.	1,612	32,240
Cogent Communications Group, Inc.	2,714	94,067
Consolidated Communications Holdings, Inc. (d)	2,449	59,707
Enventis Corp.	874	15,548
FairPoint Communications, Inc. (a)	1,434	23,173
Frontier Communications Corp.	59,800	406,640
General Communications, Inc. Class A (a)	2,255	25,346
Hawaiian Telcom Holdco, Inc. (a)(d)	534	14,685
inContact, Inc. (a)	3,847	35,239
Inteliquent, Inc.	1,980	24,156
Internet Gold Golden Lines Ltd. (a)	1,104	10,543
Iridium Communications, Inc. (a)(d)	6,754	63,488
Lumos Networks Corp.	1,385	20,263
ORBCOMM, Inc. (a)	4,146	25,830
Towerstream Corp. (a)	2,427	4,247
TW Telecom, Inc. (a)	8,303	340,714
VocalTec Communications Ltd. (a)(d)	1,067	13,380
Windstream Holdings, Inc. (d)	35,185	397,591
		1,700,564
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV Series A sponsored ADR	904	22,193
Boingo Wireless, Inc. (a)	1,909	13,287
Leap Wireless International, Inc. rights	4,142	10,438
NII Holdings, Inc. (a)	10,249	1,409
NTELOS Holdings Corp.	1,385	18,268
Partner Communications Co. Ltd. ADR (a)	880	6,301
SBA Communications Corp. Class A (a)	7,637	842,285
Shenandoah Telecommunications Co.	1,363	37,646
Spok Holdings, Inc.	1,380	20,424
VimpelCom Ltd. sponsored ADR	97,132	827,565
Vodafone Group PLC sponsored ADR	30,636	1,052,040
		2,851,856
TOTAL TELECOMMUNICATION SERVICES		4,552,420
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	1,867	$ 75,109
Otter Tail Corp.	2,186	62,279
		137,388
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	739	14,861
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC (d)	4,818	193,250
Pattern Energy Group, Inc.	2,863	92,289
Terraform Power, Inc. (a)(d)	1,642	51,296
		336,835
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	12,196
Cadiz, Inc. (a)(d)	1,803	23,836
Connecticut Water Service, Inc.	713	23,493
Consolidated Water Co., Inc. (d)	1,081	13,145
Middlesex Water Co.	1,435	29,461
Pure Cycle Corp. (a)(d)	2,231	14,546
York Water Co.	650	13,117
		129,794
TOTAL UTILITIES		618,878
TOTAL COMMON STOCKS (Cost $322,240,448)		413,226,666
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.11% (b)	293,995	293,995
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	33,664,214	33,664,214
TOTAL MONEY MARKET FUNDS (Cost $33,958,209)		33,958,209
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $356,198,657)		447,184,875
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(33,438,579)
NET ASSETS - 100%		$ 413,746,296
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 292
Fidelity Securities Lending Cash Central Fund	209,631
Total	$ 209,923
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 74,289,919	$ 74,289,919	$ -	$ -
Consumer Staples	15,216,151	15,216,151	-	-
Energy	5,857,424	5,857,424	-	-
Financials	27,233,041	27,233,041	-	-
Health Care	65,401,166	65,395,307	-	5,859
Industrials	18,967,592	18,967,592	-	-
Information Technology	197,514,897	197,514,897	-	-
Materials	3,575,178	3,575,178	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 4,552,420	$ 4,541,982	$ -	$ 10,438
Utilities	618,878	618,878	-	-
Money Market Funds	33,958,209	33,958,209	-	-
Total Investments in Securities:	$ 447,184,875	$ 447,168,578	$ -	$ 16,297
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $356,711,069. Net unrealized appreciation aggregated $90,473,806, of which $107,529,708 related to appreciated investment securities and $17,055,902 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

August 31, 2014

1.855575.107

HUN-QTLY-1014

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 1.0%
Ford Motor Co.	1,180,935	$ 20,560,078
General Motors Co.	392,738	13,667,282
		34,227,360
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	295,190	27,665,207
Starbucks Corp.	224,823	17,493,478
		45,158,685
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	111,317	37,740,916
Media - 3.8%
Comcast Corp. Class A	776,429	42,493,959
The Walt Disney Co.	481,009	43,233,089
Time Warner, Inc.	263,438	20,292,629
Twenty-First Century Fox, Inc. Class A	571,814	20,253,652
		126,273,329
Multiline Retail - 0.4%
Target Corp.	189,193	11,364,824
Specialty Retail - 1.6%
Home Depot, Inc.	408,581	38,202,324
Lowe's Companies, Inc.	297,847	15,639,946
		53,842,270
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	220,295	17,304,172
TOTAL CONSUMER DISCRETIONARY		325,911,556
CONSUMER STAPLES - 10.6%
Beverages - 2.7%
PepsiCo, Inc.	452,768	41,876,512
The Coca-Cola Co.	1,128,851	47,095,664
		88,972,176
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	130,897	15,849,009
CVS Caremark Corp.	349,189	27,743,066
Wal-Mart Stores, Inc.	481,363	36,342,907
Walgreen Co.	262,209	15,868,889
		95,803,871
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.5%
Mondelez International, Inc.	505,155	$ 18,281,559
Household Products - 2.5%
Colgate-Palmolive Co.	259,710	16,811,028
Procter & Gamble Co.	808,132	67,163,851
		83,974,879
Tobacco - 2.0%
Altria Group, Inc.	593,255	25,557,425
Philip Morris International, Inc.	469,738	40,200,178
		65,757,603
TOTAL CONSUMER STAPLES		352,790,088
ENERGY - 11.0%
Energy Equipment & Services - 2.2%
Halliburton Co.	252,215	17,052,256
National Oilwell Varco, Inc.	128,135	11,074,708
Schlumberger Ltd.	388,898	42,638,777
		70,765,741
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	150,834	16,997,483
Apache Corp.	115,190	11,729,798
Chevron Corp.	568,523	73,595,302
ConocoPhillips Co.	366,653	29,779,557
Devon Energy Corp.	114,510	8,636,344
Exxon Mobil Corp.	1,282,511	127,558,544
Occidental Petroleum Corp.	234,623	24,337,444
		292,634,472
TOTAL ENERGY		363,400,213
FINANCIALS - 14.8%
Banks - 7.9%
Bank of America Corp.	3,140,492	50,530,516
Citigroup, Inc.	907,232	46,858,533
JPMorgan Chase & Co.	1,130,301	67,196,394
U.S. Bancorp	542,093	22,919,692
Wells Fargo & Co.	1,431,435	73,633,016
		261,138,151
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 1.5%
Bank of New York Mellon Corp.	340,571	$ 13,343,572
Goldman Sachs Group, Inc.	124,200	22,245,462
Morgan Stanley	417,995	14,341,408
		49,930,442
Consumer Finance - 1.2%
American Express Co.	271,890	24,347,750
Capital One Financial Corp.	170,702	14,007,806
		38,355,556
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	537,718	73,801,796
Insurance - 1.5%
Allstate Corp.	129,611	7,969,780
American International Group, Inc.	432,040	24,220,162
MetLife, Inc.	336,153	18,401,015
		50,590,957
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	92,778	15,775,043
TOTAL FINANCIALS		489,591,945
HEALTH CARE - 13.5%
Biotechnology - 3.2%
Amgen, Inc.	226,084	31,511,588
Biogen Idec, Inc. (a)	70,840	24,300,954
Gilead Sciences, Inc. (a)	458,630	49,339,415
		105,151,957
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	448,553	18,946,879
Baxter International, Inc.	162,047	12,150,284
Medtronic, Inc.	298,350	19,049,648
		50,146,811
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	292,635	25,365,602
Pharmaceuticals - 8.0%
AbbVie, Inc.	474,872	26,250,924
Bristol-Myers Squibb Co.	494,914	25,067,394
Eli Lilly & Co.	294,204	18,699,606
Johnson & Johnson	844,908	87,642,307
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	872,765	$ 52,461,904
Pfizer, Inc.	1,904,998	55,987,891
		266,110,026
TOTAL HEALTH CARE		446,774,396
INDUSTRIALS - 9.6%
Aerospace & Defense - 3.3%
General Dynamics Corp.	97,275	11,989,144
Honeywell International, Inc.	233,878	22,272,202
Lockheed Martin Corp.	79,619	13,853,706
Raytheon Co.	93,434	9,001,432
The Boeing Co.	200,360	25,405,648
United Technologies Corp.	251,878	27,197,786
		109,719,918
Air Freight & Logistics - 1.0%
FedEx Corp.	82,960	12,268,125
United Parcel Service, Inc. Class B	210,505	20,488,452
		32,756,577
Electrical Equipment - 0.4%
Emerson Electric Co.	209,575	13,416,992
Industrial Conglomerates - 3.1%
3M Co.	185,630	26,730,720
General Electric Co.	2,994,783	77,804,462
		104,535,182
Machinery - 0.6%
Caterpillar, Inc.	186,427	20,333,593
Road & Rail - 1.2%
Norfolk Southern Corp.	92,475	9,894,825
Union Pacific Corp.	270,523	28,477,956
		38,372,781
TOTAL INDUSTRIALS		319,135,043
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,529,887	38,231,876
QUALCOMM, Inc.	504,082	38,360,640
		76,592,516
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.7%
eBay, Inc. (a)	340,642	$ 18,905,631
Facebook, Inc. Class A (a)	513,513	38,421,043
Google, Inc.:
Class A (a)	84,604	49,269,985
Class C (a)	84,604	48,359,646
		154,956,305
IT Services - 3.8%
Accenture PLC Class A	189,065	15,325,609
IBM Corp.	284,150	54,642,045
MasterCard, Inc. Class A	300,089	22,749,747
Visa, Inc. Class A	150,132	31,906,053
		124,623,454
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	1,486,675	51,914,691
Texas Instruments, Inc.	322,347	15,530,678
		67,445,369
Software - 4.4%
Microsoft Corp.	2,244,938	101,987,533
Oracle Corp.	1,025,364	42,583,367
		144,570,900
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	1,800,754	184,577,285
EMC Corp.	611,424	18,055,351
Hewlett-Packard Co.	558,878	21,237,364
		223,870,000
TOTAL INFORMATION TECHNOLOGY		792,058,544
MATERIALS - 2.0%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	274,264	18,131,593
Monsanto Co.	156,543	18,104,198
The Dow Chemical Co.	359,591	19,256,098
		55,491,889
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	310,211	11,282,374
TOTAL MATERIALS		66,774,263
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	1,549,989	$ 54,187,615
Verizon Communications, Inc.	1,236,750	61,614,885
		115,802,500
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	256,457	8,570,793
Southern Co.	266,040	11,812,176
		20,382,969
TOTAL COMMON STOCKS (Cost $2,964,770,873)		3,292,621,517
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (c) (Cost $1,999,455)	$ 2,000,000	1,999,514
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $13,673,027)	13,673,027	13,673,027
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,980,443,355)		3,308,294,058
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,393,929
NET ASSETS - 100%		$ 3,315,687,987
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
44 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 4,403,080	$ 48,569
38 CME S&P 500 Index Contracts (United States)	Sept. 2014	19,013,300	289,136
TOTAL EQUITY INDEX CONTRACTS		$ 23,416,380	$ 337,705

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,123,727.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,776
Fidelity Securities Lending Cash Central Fund	2,958
Total	$ 13,734
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 325,911,556	$ 325,911,556	$ -	$ -
Consumer Staples	352,790,088	352,790,088	-	-
Energy	363,400,213	363,400,213	-	-
Financials	489,591,945	489,591,945	-	-
Health Care	446,774,396	446,774,396	-	-
Industrials	319,135,043	319,135,043	-	-
Information Technology	792,058,544	792,058,544	-	-
Materials	66,774,263	66,774,263	-	-
Telecommunication Services	115,802,500	115,802,500	-	-
Utilities	20,382,969	20,382,969	-	-
U.S. Government and Government Agency Obligations	1,999,514	-	1,999,514	-
Money Market Funds	13,673,027	13,673,027	-	-
Total Investments in Securities:	$ 3,308,294,058	$ 3,306,294,544	$ 1,999,514	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 337,705	$ 337,705	$ -	$ -
Income Tax Information

At August 31, 2014, the cost of investment securities for income tax purposes was $2,997,103,380. Net unrealized appreciation aggregated $311,190,678, of which $641,379,361 related to appreciated investment securities and $330,188,683 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 30, 2014